    As filed with the Securities and Exchange Commission on April 15, 2005.

                                                            File No. 333-79701
                                                                     811-05439
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                 [ ]
                                   ----
       Post-Effective Amendment No. 12                             [X]
                                   ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No.  131                                          [X]
                     -----

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

    ___  immediately upon filing pursuant to paragraph (b) of Rule 485
    _X_  on May 2, 2005, pursuant to paragraph (b) of Rule 485
    ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___  on ______, pursuant to paragraph (a)(1) of Rule 485
    ___  this post-effective amendment designates a new effective date for a
    ___  previously filed post-effective amendment.

                                    PART A

FORTIS INCOME PREFERRED VARIABLE ANNUITY
VARIABLE ACCOUNT D

ISSUED BY:
FORTIS BENEFITS INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164

ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase the Fortis Income Preferred Variable Annuity. Please read it carefully before you purchase your variable annuity.


Income Preferred Variable Annuity is a contract between you and Fortis Benefits Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.



- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series
  Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value.)



- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD LARGECAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford LargeCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD MIDCAP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Stock HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.



- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD SMALLCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Value HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.



- HARTFORD TOTAL RETURN BOND HLS FUND SUB-ACCOUNT (formerly Hartford Bond HLS Fund Sub-Account) which purchases Class IA shares of Hartford Total Return Bond HLS Fund of Hartford Series Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency


This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005

                                                                               3
FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    8
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                  9
--------------------------------------------------------------------------------
  Fortis Benefits Insurance Company                                           9
--------------------------------------------------------------------------------
  The Separate Account                                                        9
--------------------------------------------------------------------------------
  The Funds                                                                   9
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              11
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   12
--------------------------------------------------------------------------------
THE CONTRACT                                                                 13
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               13
--------------------------------------------------------------------------------
  Charges and Fees                                                           17
--------------------------------------------------------------------------------
  Guaranteed PayoutPlan                                                      19
--------------------------------------------------------------------------------
  Death Benefit                                                              20
--------------------------------------------------------------------------------
  Surrenders                                                                 21
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              22
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     24
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            25
--------------------------------------------------------------------------------
  Legal Matters                                                              26
--------------------------------------------------------------------------------
  More Information                                                           26
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   26
--------------------------------------------------------------------------------
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                         32
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                                     36
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     39
--------------------------------------------------------------------------------

4
                                               FORTIS BENEFITS INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: Fortis Benefits Insurance Company, the company that issued this Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GUARANTEED PAYOUTPLAN: The Guaranteed PayoutPlan is a feature of your Contract where we guarantee you that we will payout an amount at least equal to the total Premium Payments you have made under this Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

                                                                               5
FORTIS BENEFITS INSURANCE COMPANY
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JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the
Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                               FORTIS BENEFITS INSURANCE COMPANY
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                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.


                                                      DURING
                                                    ACCUMULATION
                                                      PERIOD
----------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases (as a percentage
  of Premium Payments)                                    None
----------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
                                                        8%
    First Year (2)                                      8%
----------------------------------------------------------------
    Second Year                                         8%
----------------------------------------------------------------
    Third Year                                          7%
----------------------------------------------------------------
    Fourth Year                                         7%
----------------------------------------------------------------
    Fifth Year                                          6%
----------------------------------------------------------------
    Sixth Year                                          5%
----------------------------------------------------------------
    Seventh Year                                        3%
----------------------------------------------------------------
    Eighth Year                                         2%
----------------------------------------------------------------
    Ninth Year                                          1%
----------------------------------------------------------------
    Tenth Year or more                                  0%
----------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from each Premium Payment

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY, AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

                                            DURING
                                          ACCUMULATION  DURING ANNUITY
                                            PERIOD      PAYOUT PERIOD
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge           1.40%           1.25%
----------------------------------------------------------------------
    Administrative Expense Charge               0.10%           0.10%
----------------------------------------------------------------------
    Guaranteed PayoutPlan Charge                0.35%           0.00%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses                                   1.85%           1.35%
----------------------------------------------------------------------


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.43%      1.05%
--------------------------------------------------------------

                                                                               7
FORTIS BENEFITS INSURANCE COMPANY
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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,057
---------------------------------------------------------
3 years                                             $1,605
---------------------------------------------------------
5 years                                             $2,148
---------------------------------------------------------
10 years                                            $3,259
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 297
---------------------------------------------------------
3 years                                             $ 910
---------------------------------------------------------
5 years                                             $1,548
---------------------------------------------------------
10 years                                            $3,259
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 297
---------------------------------------------------------
3 years                                             $ 910
---------------------------------------------------------
5 years                                             $1,548
---------------------------------------------------------
10 years                                            $3,259
---------------------------------------------------------


--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to the section entitled "Accumulation Unit Values" in this prospectus for information regarding Accumulation Unit Values.

8
                                               FORTIS BENEFITS INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $25,000 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT      SALES CHARGE
-----------------------------------------
         1                         8%
-----------------------------------------
         2                         8%
-----------------------------------------
         3                         7%
-----------------------------------------
         4                         7%
-----------------------------------------
         5                         6%
-----------------------------------------
         6                         5%
-----------------------------------------
         7                         3%
-----------------------------------------
         8                         2%
-----------------------------------------
         9                         1%
-----------------------------------------
     10 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than nine years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay the following charges each year:


- MORTALITY AND EXPENSE RISK CHARGE -- During the Accumulation Period, a mortality and expense risk charge is deducted daily and is equal to an annual charge of 1.40% of your Contract Value invested in the Sub-Accounts. After we begin to make Annuity Payouts, the mortality and expense risk charge drops to an annual charge of 1.25% of your Contract Value invested in the Funds.



- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.10% of the Contract Value invested in the Sub-Accounts.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses accompanying this prospectus for more complete information.


- GUARANTEED PAYOUTPLAN EXPENSE CHARGE -- This charge is for the Guaranteed PayoutPlan. You will pay a charge equal to an annual charge of .35% of the Contract Values invested in the Funds. We will deduct this charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all Beneficiaries.

If death occurs before the Contract Owners 86th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dolar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The total Premium Payments you have made to us minus adjustments for partial Surrenders compounded annually at 5% capped at a maximum of 200% of total Premium Payments minus adjustments for partial Surrenders (the "Rollup Amount").

WHAT IS THE GUARANTEED PAYOUTPLAN?

The Guaranteed PayoutPlan is a feature of your Contract where we will guarantee you that we will payout an amount at least equal to the total Premium Payments you have made under this Contract. This PayoutPlan has restrictions and limitations which

                                                                               9
FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------
are described more completely in the Guaranteed PayoutPlan section of this prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.


All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.


On April 1, 2001, Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund and Hartford Stock HLS Fund are series of Hartford Series
Fund, Inc.



Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS


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Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund,
Hartford Growth Opportunities HLS Fund, Hartford SmallCap Value HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc.



HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to the Hartford HLS Funds.



Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").



Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Total Return Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management").



Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management LLC.



Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.



Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund are sub-advised by Holland Capital Management, L.P.



Hartford MidCap Stock HLS Fund is sub-advised by Northern Capital Management,
LLC.



Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC which has contracted with Perkins, Wolf, McDonnell and Company, LLC to provide day-to-day investment management for the Fund.



The shares of certain Hartford HLS Funds have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.



HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.



HARTFORD CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Holland Capital Management, L.P.



HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management LLC.



HARTFORD LARGECAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Holland Capital Management L.P.



HARTFORD MIDCAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by Northern Capital Management, LLC.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.



HARTFORD SMALLCAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management LLC.


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HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.



HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.



HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These are risks disclosed in the Funds' prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/ or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Account Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the

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                                               FORTIS BENEFITS INSURANCE COMPANY
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relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating
Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The


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6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $25,000. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark- Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.


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                                               FORTIS BENEFITS INSURANCE COMPANY
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You and your Annuitant must not be older than age 90 on the date that your
Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in the states of Washington and Oregon, only one Premium Payment can be made no subsequent Premium Payments can be accepted.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:


- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by



- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by


- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.


CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are


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transferring from and buys shares of the underlying Fund that makes up the
Sub-Account you want to transfer into.



Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD, AS THE ADMINISTRATOR FOR THE CONTRACTS ON BEHALF OF FORTIS, HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



- 20 Transfer Rule;



- Abusive Trading Policy; and



- Third Party Transfer Service Agreements.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight


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delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.



Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million dollars.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.


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Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

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We assess a Contingent Deferred Sales Charge when you request a full or partial
Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:


NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT      SALES CHARGE
-----------------------------------------
         1                         8%
-----------------------------------------
         2                         8%
-----------------------------------------
         3                         7%
-----------------------------------------
         4                         7%
-----------------------------------------
         5                         6%
-----------------------------------------
         6                         5%
-----------------------------------------
         7                         3%
-----------------------------------------
         8                         2%
-----------------------------------------
         9                         1%
-----------------------------------------
     10 or more                    0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first nine years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN NINE YEARS -- After the ninth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than nine years, and (b) 10% of Premium Payments made during the last nine years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 110th birthday.

- Contract Owners or Annuitants if the Contract Owner is a non-natural person, who become completely disabled, as defined in your Contract, after the Contract was issued. We will waive any CDSC deducted prior to the disability if you become disabled prior to age 64 and are continuously disabled for 12 months or more. This waiver is not available in all states and terminates upon the Contract Owner or Annuitant's 65th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract we deduct a mortality and expense risk charge that is subtracted daily. During the Accumulation Period, that charge is equal to an annual charge of 1.40% of your Contract Value invested in the Funds. After we begin to make Annuity Payouts, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

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- MORTALITY RISK -- There are two types of mortality risks we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for 10 or 20 years or Joint and Full Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of .10% of the Contract Values held in the Separate Account.

GUARANTEED PAYOUTPLAN EXPENSE CHARGE

We bear an investment risk associated with the Guaranteed PayoutPlan benefit. The risk we bear is that the investment performance will not be sufficient to cover the guarantee of the return of your Purchase Payments. We deduct a charge for the Guaranteed PayoutPlan benefit that is equal to an annual charge of .35% of your Contract Value invested in the Funds. This charge is only assessed in the Accumulation Period and not in the Annuity Period.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 5.0% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

GUARANTEED PAYOUTPLAN

WHAT IS THE GUARANTEED PAYOUTPLAN?

Your Contract offers a Guaranteed PayoutPlan that you may select for an additional charge. The Guaranteed PayoutPlan guarantees that each Contract Year you may Surrender an amount equal to up to 7% of your Premium Payments until they are depleted, even if your Contract Value is worth less than your Premium Payments. The Guaranteed PayoutPlan assures that you will not lose your investment to poor market performance as long as your Surrenders each Contract Year do not exceed 7% of your Premium Payments.

HOW MUCH AM I GUARANTEED TO SURRENDER EACH YEAR?

The maximum amount that you may Surrender at any time under the Guaranteed PayoutPlan is the lesser of:

- 7% of your Premium Payments less any Surrenders made during the current Contract Year; and

- All your Premium Payments minus all your Surrenders, which is called your "Guaranteed Remaining Benefit Amount."

If your Contract is a Qualified Contract, the maximum amount you may Surrender under the Guaranteed PayoutPlan includes the amount of your required minimum distributions beginning the calendar year your required minimum distributions begin.

WHAT IS THE GUARANTEED REMAINING BENEFIT AMOUNT?

The Guaranteed Remaining Benefit Amount is the amount we guarantee that you will receive through periodic payments through the Guaranteed PayoutPlan. When your Contract is issued, your initial Guaranteed Remaining Benefit Amount is 100% of your initial Premium Payment. Each time you make an additional Premium Payment, your Guaranteed Remaining Benefit Amount is increased by the amount of the Premium Payment. Alternatively, each time you make a Surrender, your Guaranteed Remaining Benefit Amount is decreased by the amount of your Surrender.

While you are in the Guaranteed PayoutPlan you can still Surrender your entire Contract but you will receive the then current Contract Value minus any Surrender charges or other deductions and your Guaranteed PayoutPlan will terminate.

HOW LONG WILL MY CONTRACT REMAIN IN "LIVING BENEFIT STATUS"?

The benefits of your Guaranteed PayoutPlan are available only while your Contract is in "Living Benefit Status." Your Contract

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remains in Living Benefit Status until the Annuity Commencement Date unless:

- During any Contract Year your Surrenders total more than 7% of your Premium Payments; or

- At any time your Guaranteed Remaining Benefit Amount falls to zero.

If either of the above occurs, your Guaranteed PayoutPlan will terminate. Once terminated, you cannot restart the Guaranteed PayoutPlan.

WHAT IF MY CONTRACT VALUE FALLS BELOW $1,000?

If your Contract Value falls below $1,000 while your Contract is in Living Benefit Status, we will pay you any remaining Guaranteed Remaining Benefit Amount on a periodic basis. During this time you may not make additional Premium Payments. If you die before receiving all of your payments, your beneficiary will receive any death benefit otherwise payable under your Contract.

IF MY CONTRACT PERFORMS WELL, WILL MY GUARANTEED REMAINING BENEFIT AMOUNT INCREASE?

Every ten years starting on the ninth Contract Anniversary, we will compare your Guaranteed Remaining Benefit Amount to your Contract Value. If your Contract Value is greater than your Guaranteed Remaining Benefit Amount, we will automatically increase your Guaranteed Remaining Benefit Amount to equal your then Contract Value.

If your Guaranteed Remaining Benefit Amount increases, the maximum amount that you may Surrender under the Guaranteed PayoutPlan also increases to 7% of your increased Guaranteed Remaining Benefit Amount.

This automatic increase may not be available in all states.

WHAT HAPPENS TO THE GUARANTEED PAYOUTPLAN IF I ANNUITIZE MY CONTRACT?

If you annuitize your Contract your Guaranteed PayoutPlan will terminate. Once you annuitize your Contract the mortality and expense risk charge drops to an annual charge of 1.25% of your Contract Value invested in the Funds and the Guaranteed PayoutPlan Charge associated with your Contract is eliminated.

WHAT IF I DIE PRIOR TO THE ANNUITY COMMENCEMENT DATE?

If you die prior to the Annuity Commencement Date, your beneficiaries will receive the Death Benefit described in this prospectus.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Contract Owners 86th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The total Premium Payments you have made to us minus adjustments for partial Surrenders compounded annually at 5% capped at a maximum of 200% of total Premium Payments minus adjustments for partial Surrenders (the "Rollup Amount").

If death occurs on or after the Contract Owners 86th birthday, the Death Benefit is the greatest of:

The total Premium Payments you have made to us minus the Rollup Amount on the Contract Owner's 86th birthday plus any Premium Payments made since that birthday minus any adjustments for partial Surrenders since that birthday.

Adjustments are made for partial Surrenders by:

- Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by the Rollup Amount prior to the partial Surrender plus, if the Contract Owner is older than 86, any Premium Payments made since the Contract Owner turned 86 and minus adjustments made for any partial Surrenders taken after the Contract Owner's 86th birthday.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from all Beneficiaries, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and

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write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take Surrenders.


There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

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- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e.

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the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the Contract Owner until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options available.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To

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begin making variable dollar amount Annuity Payouts, we convert the first
Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 3% AIR is 0.999919%.


COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."


OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. WFS is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.



Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation. Fortis also pays a trail commission which will never exceed 100 bps.



ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.1% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $65,000 per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.



DISTRIBUTION ARRANGEMENTS -- Contracts issued by Fortis are continuously offered and sold by selected broker-dealers who have selling agreements with Woodbury Financial Services, Inc. ("WFS"). Except as discussed below, WFS, an affiliate of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, including WFS, referred to as "Hartford Life") bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.



In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel


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                                               FORTIS BENEFITS INSURANCE COMPANY
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awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.



As of December 31, 2004 Hartford Life and its affiliates have entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Sentra Securities Corporation, Spelman & Company, and SunAmerica Securities (collectively, the "AIG Advisors Group") and WFS. Hartford Life and its affiliates may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.



For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $100,000 in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The financial statements of Fortis Benefits Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, South, Suite 1400, Minneapolis, MN 55402.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Iowa law is Douglas R. Lowe, corporate counsel, Fortis Benefits Insurance Company, 576 Bielenberg Drive, Woodbury, MN 55125.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We


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do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF FORTIS AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1. NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special


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rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the


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Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions:



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3. Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant



    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shallbe distributed within 5 years after such death; and



    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements



    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.


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 iii. Spouse Beneficiary



    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



    g. ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



    h. PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract).


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More specifically, Rev. Rul. 2003-92 extended this "public availability"
doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred

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FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment as defined in the Code (including death of the participating employee), or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408



TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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                                               FORTIS BENEFITS INSURANCE COMPANY
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.



(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.



Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.



For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.


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FORTIS BENEFITS INSURANCE COMPANY
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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.



Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.



Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.



For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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                                               FORTIS BENEFITS INSURANCE COMPANY
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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.



The table below shows the Accumulation Unit Value of each Sub-Account.



                                                                           AS OF DECEMBER 31,
                                                             -----------------------------------------------
SUB-ACCOUNT                                                   2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $10.292 $ 8.848 $10.455 $11.587 $11.784 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $10.481 $10.292 $ 8.848 $10.455 $11.587 $11.784
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,150   2,410   2,525   2,364   1,322      69
------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 8.792 $ 6.927 $ 9.333 $11.111 $11.603 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 9.399 $ 8.792 $ 6.927 $ 9.333 $11.111 $11.603
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,242   1,355   1,470   1,378     850      48
------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $12.671 $11.968 $11.075 $10.572 $10.020 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $13.014 $12.671 $11.968 $11.075 $10.572 $10.020
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      826     382     426     264      86       3
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 1.400 $ 1.000      --      --      --      --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 1.641 $ 1.400      --      --      --      --
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    3,551   2,152      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 5.713 $ 4.568 $ 6.540 $ 8.726 $10.000      --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 6.165 $ 5.713 $ 4.568 $ 6.540 $ 8.726      --
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      728     821     931     831     267      --
------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 9.672 $ 7.648 $10.340 $11.655 $11.292 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $10.293 $ 9.672 $ 7.648 $10.340 $11.655 $11.292
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,297   1,409   1,185     539     254       8
------------------------------------------------------------------------------------------------------------

                                                                              37
FORTIS BENEFITS INSURANCE COMPANY
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
                                                                           AS OF DECEMBER 31,
                                                             -----------------------------------------------
SUB-ACCOUNT                                                   2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 8.780 $ 6.597 $ 8.349 $11.138 $13.803 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $10.273 $ 8.780 $ 6.597 $ 8.349 $11.138 $13.803
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,102   1,103   1,171     933     629       8
------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $11.135 $ 7.888 $11.107 $14.668 $14.369 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $12.809 $11.135 $ 7.888 $11.107 $14.668 $14.369
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,497   1,661   1,745   1,632   1,018      23
------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $10.276 $ 8.497 $ 9.292 $ 9.380 $10.212 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $10.834 $10.276 $ 8.497 $ 9.292 $ 9.380 $10.212
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      388     427     406     313     184      13
------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 8.360 $ 6.646 $ 8.730 $10.143 $11.418 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 9.060 $ 8.360 $ 6.646 $ 8.730 $10.143 $11.418
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,174   1,298   1,390   1,184     686      77
------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 1.343 $ 1.000      --      --      --      --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 1.557 $ 1.343      --      --      --      --
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,364   1,117      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 8.194 $ 6.420 $ 7.246 $ 9.750 $10.991 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 9.276 $ 8.194 $ 6.420 $ 7.246 $ 9.750 $10.991
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      803     885     975   1,020     622      30
------------------------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 6.436 $ 5.312 $ 7.847 $ 9.394 $11.660 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 7.047 $ 6.436 $ 5.312 $ 7.847 $ 9.394 $11.660
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,099   1,196   1,316   1,173     721      37
------------------------------------------------------------------------------------------------------------

38
                                               FORTIS BENEFITS INSURANCE COMPANY
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
                                                                           AS OF DECEMBER 31,
                                                             -----------------------------------------------
SUB-ACCOUNT                                                   2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $12.643 $ 9.828 $11.515 $12.242 $11.470 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $14.004 $12.643 $ 9.828 $11.515 $12.242 $11.470
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      630     641     644     530     275       2
------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $10.575 $10.692 $10.734 $10.517 $10.087 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $10.479 $10.575 $10.692 $10.734 $10.517 $10.087
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      357     456     677     811     174      14
------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $10.869 $ 7.378 $10.562 $13.481 $16.170 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $12.316 $10.869 $ 7.378 $10.562 $13.481 $16.170
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,065   1,155   1,262   1,171     814      23
------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $17.833 $13.120 $15.754 $13.264 $10.637 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $19.954 $17.833 $13.120 $15.754 $13.264 $10.637
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      567     629     710     595     207       7
------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $ 1.266 $ 1.000      --      --      --      --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $ 1.294 $ 1.266      --      --      --      --
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    3,759   3,799      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $12.554 $12.520 $11.518 $10.691 $ 9.943 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $12.579 $12.554 $12.520 $11.518 $10.691 $ 9.943
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,279   1,634   1,985   1,614     490      38
------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period           $12.601 $ 9.048 $12.281 $12.839 $11.036 $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                 $14.705 $12.601 $ 9.048 $12.281 $12.839 $11.036
------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      720     777     844     595     159       9
------------------------------------------------------------------------------------------------------------

                                                                              39
FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------------------------------
    Experts
--------------------------------------------------------------------------------
    Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------
    Non-Participating
--------------------------------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------------------------------
    Additional Materials
--------------------------------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Fortis Benefits Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Fortis Income Preferred Variable Annuity to me at the following address:


--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                       FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                    FORTIS INCOME PREFERRED VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Fortis Benefits Insurance Company Attn: Investment Product Services, P.O. 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Independent Registered Public Accounting Firm                  2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account D (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which is included herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of Fortis Benefits Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $7,561,190, $3,507,279 and $2,800,451 to Woodbury Financial for annuity contract distribution services during 2002, 2003 and 2004 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. The formula Fortis uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT D AND THE
BOARD OF DIRECTORS OF FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Fortis Benefits Insurance Company Variable Account D (the "Account") as of
December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Fortis Benefits Insurance Company Variable Account D as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares.....      324,695          69,545            162,472        466,580
                            ==========        ========         ==========     ==========
    Cost.................   $2,063,388        $520,085         $2,500,443     $9,588,557
                            ==========        ========         ==========     ==========
    Market Value.........   $2,363,782        $532,711         $3,212,070     $9,938,162
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --                 --               9,381
  Receivable from fund
   shares sold...........           29               7             26,500        --
  Other assets...........      --              --                 --             --
                            ----------        --------         ----------     ----------
  Total Assets...........    2,363,811         532,718          3,238,570      9,947,543
                            ----------        --------         ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           30               7             26,500        --
  Payable for fund shares
   purchased.............      --              --                 --               9,381
  Other liabilities......      --              --                 --                   4
                            ----------        --------         ----------     ----------
  Total Liabilities......           30               7             26,500          9,385
                            ----------        --------         ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,363,781        $532,711         $3,212,070     $9,938,158
                            ==========        ========         ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORTFOLIO          PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        124,709          8,067,738            117,613          3,642,782      2,061,985      3,139,425
                              ==========         ==========         ==========        ===========    ===========    ===========
    Cost.................     $1,420,082         $8,067,738         $2,556,933        $68,570,345    $10,712,081    $36,825,614
                              ==========         ==========         ==========        ===========    ===========    ===========
    Market Value.........     $1,903,057         $8,067,738         $2,756,848        $75,296,302    $12,021,371    $42,131,086
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --                 --                  672        --
  Receivable from fund
   shares sold...........             23                 99                 34              1,063        --               1,306
  Other assets...........              2                 22           --                 --              --             --
                              ----------         ----------         ----------        -----------    -----------    -----------
  Total Assets...........      1,903,082          8,067,859          2,756,882         75,297,365     12,022,043     42,132,392
                              ----------         ----------         ----------        -----------    -----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             23                 99                 35              1,063        --               1,306
  Payable for fund shares
   purchased.............       --                 --                 --                 --                  672        --
  Other liabilities......       --                 --                 --                       25             12             14
                              ----------         ----------         ----------        -----------    -----------    -----------
  Total Liabilities......             23                 99                 35              1,088            684          1,320
                              ----------         ----------         ----------        -----------    -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,903,059         $8,067,760         $2,756,847        $75,296,277    $12,021,359    $42,131,072
                              ==========         ==========         ==========        ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments:
    Number of Shares.....         540,343
                               ==========
    Cost.................      $6,089,892
                               ==========
    Market Value.........      $6,267,978
  Due from Hartford Life
   and Annuity Insurance
   Company...............             169
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       6,268,147
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............             170
  Other liabilities......        --
                               ----------
  Total Liabilities......             170
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $6,267,977
                               ==========

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....       1,474,857      1,418,400        825,054         5,085,299
                              ===========    ===========    ===========        ==========
    Cost.................     $24,541,719    $10,321,249    $ 9,364,361        $5,085,299
                              ===========    ===========    ===========        ==========
    Market Value.........     $31,001,489    $11,630,878    $10,907,212        $5,085,299
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --              --             --               --
  Receivable from fund
   shares sold...........           8,551             60          1,479               181
  Other assets...........              20        --             --                     10
                              -----------    -----------    -----------        ----------
  Total Assets...........      31,010,060     11,630,938     10,908,691         5,085,490
                              -----------    -----------    -----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           8,551             59          1,479               181
  Payable for fund shares
   purchased.............        --              --             --               --
  Other liabilities......        --              --                   4          --
                              -----------    -----------    -----------        ----------
  Total Liabilities......           8,551             59          1,483               181
                              -----------    -----------    -----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $31,001,509    $11,630,879    $10,907,208        $5,085,309
                              ===========    ===========    ===========        ==========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....      244,892        613,075          88,789        11,828,419       6,238,543       6,836,551
                            ==========     ==========      ==========      ============    ============     ===========
    Cost.................   $2,703,638     $5,636,900      $  796,959      $263,795,331    $ 96,530,234     $80,560,823
                            ==========     ==========      ==========      ============    ============     ===========
    Market Value.........   $2,857,891     $5,437,975      $1,050,372      $272,564,798    $111,323,054     $81,648,070
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,604            335         --               --              --                53,748
  Receivable from fund
   shares sold...........      --             --                   13            90,743           9,027        --
  Other assets...........      --             --              --               --              --              --
                            ----------     ----------      ----------      ------------    ------------     -----------
  Total Assets...........    2,859,495      5,438,310       1,050,385       272,655,541     111,332,081      81,701,818
                            ----------     ----------      ----------      ------------    ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                   14            90,743           9,027        --
  Payable for fund shares
   purchased.............        1,605            337         --               --              --                53,748
  Other liabilities......      --             --              --                    447              13              44
                            ----------     ----------      ----------      ------------    ------------     -----------
  Total Liabilities......        1,605            337              14            91,190           9,040          53,792
                            ----------     ----------      ----------      ------------    ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,857,890     $5,437,973      $1,050,371      $272,564,351    $111,323,041     $81,648,026
                            ==========     ==========      ==========      ============    ============     ===========

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares.....      665,822
                           ===========
    Cost.................  $28,494,677
                           ===========
    Market Value.........  $35,576,012
  Due from Hartford Life
   and Annuity Insurance
   Company...............      143,354
  Receivable from fund
   shares sold...........      --
  Other assets...........           60
                           -----------
  Total Assets...........   35,719,426
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      143,354
  Other liabilities......      --
                           -----------
  Total Liabilities......      143,354
                           -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $35,576,072
                           ===========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     1,550,731       8,015,322        10,180,040       12,892,963
                            ===========    ============      ============     ============
    Cost.................   $10,084,214    $113,674,885      $108,627,291     $271,520,200
                            ===========    ============      ============     ============
    Market Value.........   $10,974,992    $147,576,147      $122,327,119     $356,182,288
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --               --                 --
  Receivable from fund
   shares sold...........         9,436         277,997            68,485          509,833
  Other assets...........       --                   19                11          --
                            -----------    ------------      ------------     ------------
  Total Assets...........    10,984,428     147,854,163       122,395,615      356,692,121
                            -----------    ------------      ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         9,435         277,996            68,485          509,833
  Payable for fund shares
   purchased.............       --             --               --                 --
  Other liabilities......       --             --               --                     449
                            -----------    ------------      ------------     ------------
  Total Liabilities......         9,435         277,996            68,485          510,282
                            -----------    ------------      ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $10,974,993    $147,576,167      $122,327,130     $356,181,839
                            ===========    ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares.....    3,254,288      4,723,366      1,734,154      4,198,052        3,958,866      3,163,949    39,374,323
                           ===========   ============    ===========    ===========      ===========    ===========   ===========
    Cost.................  $30,596,278   $142,362,509    $13,118,504    $46,014,908      $34,500,071    $33,310,104   $39,374,323
                           ===========   ============    ===========    ===========      ===========    ===========   ===========
    Market Value.........  $33,401,515   $151,937,445    $20,561,620    $57,203,084      $37,920,786    $39,955,929   $39,374,323
  Due from Hartford Life
   and Annuity Insurance
   Company...............        4,715       --              --             --              --              --            --
  Receivable from fund
   shares sold...........      --              75,768         41,710         76,739           50,269         93,077        64,401
  Other assets...........            4       --                  139             13         --              --                132
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Total Assets...........   33,406,234    152,013,213     20,603,469     57,279,836       37,971,055     40,049,006    39,438,856
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              75,768         41,710         76,739           50,269         93,075        64,401
  Payable for fund shares
   purchased.............        4,715       --              --             --              --              --            --
  Other liabilities......      --                  15        --             --                    37        --            --
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Total Liabilities......        4,715         75,783         41,710         76,739           50,306         93,075        64,401
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $33,401,519   $151,937,430    $20,561,759    $57,203,097      $37,920,749    $39,955,931   $39,374,455
                           ===========   ============    ===========    ===========      ===========    ===========   ===========

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            HARTFORD      HARTFORD                 HARTFORD U.S.
                            SMALLCAP      SMALLCAP     HARTFORD     GOVERNMENT
                              VALUE        GROWTH        STOCK      SECURITIES
                            HLS FUND      HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....    4,335,201     6,449,030      324,254     9,374,658
                           ===========  ============  ===========  ============
    Cost.................  $58,558,911  $ 96,864,097  $11,794,405  $ 99,025,201
                           ===========  ============  ===========  ============
    Market Value.........  $72,008,548  $130,663,791  $14,826,206  $105,395,531
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --           --             19,107
  Receivable from fund
   shares sold...........       35,274       175,407       27,209       --
  Other assets...........           13       --                 3       --
                           -----------  ------------  -----------  ------------
  Total Assets...........   72,043,835   130,839,198   14,853,418   105,414,638
                           -----------  ------------  -----------  ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       35,274       175,407       27,209       --
  Payable for fund shares
   purchased.............      --            --           --             19,107
  Other liabilities......      --                 11      --                 35
                           -----------  ------------  -----------  ------------
  Total Liabilities......       35,274       175,418       27,209        19,142
                           -----------  ------------  -----------  ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $72,008,561  $130,663,780  $14,826,209  $105,395,496
                           ===========  ============  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                HARTFORD           ING VP          ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES    EMERGING    NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND        MARKETS FUND        TRUST               FUND                FUND
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ------------  -----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....        4,292,674          33,183          11,515               79,945             224,487
                               ===========        ========        ========           ==========          ==========
    Cost.................      $57,405,612        $229,758        $169,500           $1,301,672          $2,741,239
                               ===========        ========        ========           ==========          ==========
    Market Value.........      $77,973,412        $263,476        $203,247           $1,510,965          $2,788,134
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 59,378         --                  --                  --
  Receivable from fund
   shares sold...........          144,273          --             --                        19              59,474
  Other assets...........        --                 --                   5             --                  --
                               -----------        --------        --------           ----------          ----------
  Total Assets...........       78,117,685         322,854         203,252            1,510,984           2,847,608
                               -----------        --------        --------           ----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          144,273          --                  12                   19              59,473
  Payable for fund shares
   purchased.............        --                 59,378         --                  --                  --
  Other liabilities......                9               4         --                  --                  --
                               -----------        --------        --------           ----------          ----------
  Total Liabilities......          144,282          59,382              12                   19              59,473
                               -----------        --------        --------           ----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $77,973,403        $263,472        $203,240           $1,510,965          $2,788,135
                               ===========        ========        ========           ==========          ==========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
ASSETS:
  Investments:
    Number of Shares.....          98,484         403,174
                               ==========      ==========
    Cost.................      $1,794,471      $1,970,252
                               ==========      ==========
    Market Value.........      $1,822,941      $2,177,143
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 8,752
  Receivable from fund
   shares sold...........              22          --
  Other assets...........        --                --
                               ----------      ----------
  Total Assets...........       1,822,963       2,185,895
                               ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              22          --
  Payable for fund shares
   purchased.............        --                 8,752
  Other liabilities......               2          --
                               ----------      ----------
  Total Liabilities......              24           8,752
                               ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,822,939      $2,177,143
                               ==========      ==========

(d) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.
(e) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(f) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      575,619        354,499        479,660        23,843
                            ==========     ==========     ==========      ========
    Cost.................   $4,987,541     $5,455,732     $4,229,492      $252,591
                            ==========     ==========     ==========      ========
    Market Value.........   $4,956,083     $6,210,814     $4,974,074      $268,229
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --               1,619        --
  Receivable from fund
   shares sold...........        8,915          2,348        --                  3
  Other assets...........            2        --             --             --
                            ----------     ----------     ----------      --------
  Total Assets...........    4,965,000      6,213,162      4,975,693       268,232
                            ----------     ----------     ----------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        8,915          2,348        --                  3
  Payable for fund shares
   purchased.............      --             --               1,620        --
  Other liabilities......      --                   5        --             --
                            ----------     ----------     ----------      --------
  Total Liabilities......        8,915          2,353          1,620             3
                            ----------     ----------     ----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $4,956,085     $6,210,809     $4,974,073      $268,229
                            ==========     ==========     ==========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                            SCUDDER      PIONEER GROWTH
                               MATURITY        AMT PARTNERS        PIONEER FUND       INTERNATIONAL  OPPORTUNITIES VCT
                            BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT    SUB-ACCOUNT (I)
                           ----------------  ----------------  ---------------------  -------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....        65,038            103,290              58,786            243,971          224,215
                               ========         ==========          ==========         ==========       ==========
    Cost.................      $844,824         $1,559,325          $1,182,805         $1,937,132       $4,586,734
                               ========         ==========          ==========         ==========       ==========
    Market Value.........      $833,784         $1,892,281          $1,209,236         $2,317,727       $5,331,841
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --                 --                   --              --
  Receivable from fund
   shares sold...........       --                --                 --                     3,227              500
  Other assets...........             1                  2                   1            --              --
                               --------         ----------          ----------         ----------       ----------
  Total Assets...........       833,785          1,892,283           1,209,237          2,320,954        5,332,341
                               --------         ----------          ----------         ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            31                 70                  45              3,228              500
  Payable for fund shares
   purchased.............       --                --                 --                   --              --
  Other liabilities......       --                --                 --                   --                     7
                               --------         ----------          ----------         ----------       ----------
  Total Liabilities......            31                 70                  45              3,228              507
                               --------         ----------          ----------         ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $833,754         $1,892,213          $1,209,192         $2,317,726       $5,331,834
                               ========         ==========          ==========         ==========       ==========


                             THE STRONG      VAN ECK
                              MID CAP       WORLDWIDE
                           GROWTH FUND II   BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       48,090        20,995
                              ========      ========
    Cost.................     $568,164      $211,928
                              ========      ========
    Market Value.........     $786,755      $279,862
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --
  Receivable from fund
   shares sold...........          262        --
  Other assets...........      --             --
                              --------      --------
  Total Assets...........      787,017       279,862
                              --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          262            17
  Payable for fund shares
   purchased.............      --             --
  Other liabilities......            4             5
                              --------      --------
  Total Liabilities......          266            22
                              --------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $786,751      $279,840
                              ========      ========

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly SAFECO Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             VAN ECK
                            WORLDWIDE     WELLS FARGO     WELLS FARGO
                           HARD ASSETS  ASSET ALLOCATION  TOTAL RETURN
                              FUND            FUND         BOND FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ------------
ASSETS:
  Investments:
    Number of Shares.....     17,369          472,641       1,580,568
                            ========       ==========     ===========
    Cost.................   $232,644       $5,626,853     $16,105,352
                            ========       ==========     ===========
    Market Value.........   $318,892       $6,130,153     $15,932,121
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --                  402          11,199
  Receivable from fund
   shares sold...........     --             --               --
  Other assets...........     --             --               --
                            --------       ----------     -----------
  Total Assets...........    318,892        6,130,555      15,943,320
                            --------       ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         43         --               --
  Payable for fund shares
   purchased.............     --                  402          11,199
  Other liabilities......         11         --                 3,412
                            --------       ----------     -----------
  Total Liabilities......         54              402          14,611
                            --------       ----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $318,838       $6,130,153     $15,928,709
                            ========       ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     2,601,763      106,738       28,223        20,843        2,282,763      688,890
                            ===========     ========     ========      ========      ===========   ==========
    Cost.................   $40,431,399     $898,892     $367,298      $141,803      $19,176,367   $4,636,230
                            ===========     ========     ========      ========      ===========   ==========
    Market Value.........   $42,486,792     $974,522     $394,271      $172,371      $20,270,932   $5,407,787
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               367          307        --               21,471       --
  Receivable from fund
   shares sold...........        13,143       --           --                 7          --             7,656
  Other assets...........       --            --           --            --              --            --
                            -----------     --------     --------      --------      -----------   ----------
  Total Assets...........    42,499,935      974,889      394,578       172,378       20,292,403    5,415,443
                            -----------     --------     --------      --------      -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        13,143       --           --                 7          --             7,656
  Payable for fund shares
   purchased.............       --               367          307        --               21,471       --
  Other liabilities......            17       --           --            --                   15       --
                            -----------     --------     --------      --------      -----------   ----------
  Total Liabilities......        13,160          367          307             7           21,486        7,656
                            -----------     --------     --------      --------      -----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $42,486,775     $974,522     $394,271      $172,371      $20,270,917   $5,407,787
                            ===========     ========     ========      ========      ===========   ==========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
American Century VP Balanced
 Fund.........................     0.45%       136,309   $17.341349  $    2,363,781
American Century VP Capital
 Appreciation Fund............     0.45%        47,321    11.257483         532,711
AIM V.I. International Growth
 Fund -- Class I..............     1.40%       303,322    10.569460       3,205,946
AIM V.I. Premier Equity Fund
 -- Class I...................     1.40%     1,049,699     9.466085       9,936,542
AllianceBernstein
 International Portfolio --
 Class A......................     0.45%       140,680    13.527539       1,903,059
AllianceBernstein Money Market
 Portfolio -- Class A.........     0.45%       620,722    12.997379       8,067,760
AllianceBernstein Premier
 Growth Portfolio --
 Class A......................     0.45%       143,602    19.197835       2,756,847
Federated American Leaders
 Fund II -- Class PRIM........     0.45%       146,204    20.032799       2,928,880
Federated American Leaders
 Fund II -- Class PRIM........     1.20%     2,749,463    10.886820      29,932,904
Federated American Leaders
 Fund II -- Class PRIM........     1.40%     3,943,090    10.756941      42,415,587
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.20%     1,104,810     5.583004       6,168,161
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.40%     1,057,971     5.532476       5,853,198
Federated Equity Income
 Fund II -- Class PRIM........     1.20%     1,730,420     9.934519      17,190,888
Federated Equity Income
 Fund II -- Class PRIM........     1.40%     2,538,836     9.815964      24,921,125
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     0.45%       152,016    15.249995       2,318,236
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     1.20%        84,272    12.720485       1,071,974
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     1.40%       228,963    12.568714       2,877,767
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.20%     1,236,948    11.965024      14,800,118
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.40%     1,369,576    11.822225      16,191,441
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%        67,886    15.982268       1,084,972
Federated High Income Bond
 Fund II -- Class PRIM........     1.20%       318,877    11.991382       3,823,771
Federated High Income Bond
 Fund II -- Class PRIM........     1.40%       567,350    11.848303       6,722,136
Federated International Equity
 Fund II -- Class PRIM........     1.20%       516,622    10.458453       5,403,068
Federated International Equity
 Fund II -- Class PRIM........     1.40%       532,642    10.333657       5,504,140
Federated Prime Money Fund II
 -- Class PRIM................     1.20%            45     7.776434             350
Federated Prime Money Fund II
 -- Class PRIM................     1.20%       227,104    11.012982       2,501,094
Federated Prime Money Fund II
 -- Class PRIM................     1.40%           114     7.689805             880
Federated Prime Money Fund II
 -- Class PRIM................     1.40%       237,372    10.881616       2,582,985
Federated Quality Bond
 Fund II -- Class PRIM........     1.20%        88,841    12.998296       1,154,786
Federated Quality Bond
 Fund II -- Class PRIM........     1.40%       132,220    12.880819       1,703,104
Federated Capital Income
 Fund II -- Class PRIM........     0.45%         9,773    12.073866         117,997
Federated Capital Income
 Fund II -- Class PRIM........     1.20%       233,451     7.523159       1,756,292
Federated Capital Income
 Fund II -- Class PRIM........     1.40%       479,417     7.433366       3,563,684
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%        87,071    12.063325       1,050,371
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%       265,796    11.812513       3,139,720
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%    68,934,478     3.577676     246,625,231
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     2,150,289    10.481179      22,537,561
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.25%       213,094    10.869698       2,316,270
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%     5,432,258    17.916823      97,328,805
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.85%     1,242,395     9.399323      11,677,669
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       118,087    13.402785       1,582,690
Hartford Bond HLS Fund --
 Class IA.....................     1.35%    26,050,588     2.659888      69,291,651
Hartford Bond HLS Fund --
 Class IA.....................     1.85%       825,664    13.013733      10,744,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       947,266   $ 1.659901  $    1,572,368
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%    16,982,132     1.656714      28,134,535
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%     3,551,278     1.640824       5,827,023
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.25%        27,548     6.340055         174,658
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%     1,000,463     6.310475       6,313,397
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.85%       727,825     6.164861       4,486,938
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       102,724    11.369186       1,167,893
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%     5,138,135    25.445733     130,743,627
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%       207,371    20.410463       4,232,537
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%     1,102,333    10.273347      11,324,648
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       191,177    10.438011       1,995,508
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%     4,813,025    22.218925     106,940,239
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     1,296,653    10.292799      13,346,190
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       172,796    14.604952       2,523,676
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%    59,805,200     5.415672     323,885,347
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       394,065    26.091910      10,281,910
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,497,477    12.809151      19,181,403
Hartford High Yield HLS Fund
 -- Class IA..................     1.25%        42,877    10.602852         454,617
Hartford High Yield HLS Fund
 -- Class IA..................     1.35%     2,064,646    13.922540      28,745,117
Hartford High Yield HLS Fund
 -- Class IA..................     1.85%       387,825    10.834240       4,201,785
Hartford Index HLS Fund --
 Class IA.....................     0.45%       296,673    16.767469       4,974,457
Hartford Index HLS Fund --
 Class IA.....................     1.25%       322,129    10.653901       3,431,931
Hartford Index HLS Fund --
 Class IA.....................     1.35%     7,360,232    18.051207     132,861,079
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,173,986     9.059619      10,635,869
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       346,370     1.574604         545,395
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%    11,377,868     1.571597      17,881,423
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%     1,363,513     1.556525       2,122,342
Hartford International Stock
 HLS Fund -- Class IA.........     1.25%       101,552    10.455085       1,061,734
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%     2,854,344    17.055706      48,682,861
Hartford International Stock
 HLS Fund -- Class IA.........     1.85%       803,467     9.275689       7,452,707
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.25%       111,736     9.203748       1,028,394
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%     3,188,477     9.142445      29,150,475
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.85%     1,098,650     7.046718       7,741,880
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.25%        63,022    13.280205         836,950
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.35%     2,294,703    13.191788      30,271,232
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.85%       630,446    14.004268       8,828,929
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%       143,311    11.389829       1,632,284
Hartford Money Market HLS Fund
 -- Class IA..................     1.35%    18,237,584     1.689946      30,820,531
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%       242,752    13.077313       3,174,550
Hartford Money Market HLS Fund
 -- Class IA..................     1.85%       357,390    10.479149       3,745,143
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.25%        92,516    20.637831       1,909,325
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%     2,866,902    20.500498      58,772,923
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.85%       566,631    19.954140      11,306,639
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%       109,034    16.879488       1,840,445
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%     4,533,144    25.523286     115,700,725
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%     1,065,223    12.316263      13,119,567
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       263,890     1.309218         345,490
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     7,358,905     1.306701       9,615,896

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     3,759,017   $ 1.294174  $    4,864,823
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       351,862    13.352326       4,698,179
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%     3,655,804    23.117766      84,514,016
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     1,278,741    12.579267      16,085,622
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%       118,230    14.327968       1,693,993
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%     3,028,115    21.687414      65,671,979
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%       720,037    14.705342      10,588,387
ING VP Emerging Markets
 Fund.........................     0.45%        23,119    11.396450         263,472
ING VP Natural Resources
 Trust........................     0.45%        12,418    16.366942         203,240
AIM V.I. Health Sciences Fund
 -- Class SI..................     0.45%        79,805    18.933125       1,510,965
AIM V.I. Technology Fund --
 Class SI.....................     0.45%       230,414    12.100547       2,788,135
AIM V.I. Core Stock Fund --
 Class SI.....................     0.45%       118,790    15.345871       1,822,939
Kelmoore Strategy Variable
 Eagle Fund...................     1.15%       179,074     5.330570         954,567
Kelmoore Strategy Variable
 Eagle Fund...................     1.60%       233,653     5.232434       1,222,576
Kelmoore Strategy Variable
 Fund.........................     1.15%       346,023     8.899207       3,079,332
Kelmoore Strategy Variable
 Fund.........................     1.60%       214,842     8.735489       1,876,753
MFS Emerging Growth Series --
 Class INIT...................     0.45%        68,736    16.494872       1,133,790
MFS Emerging Growth Series --
 Class INIT...................     1.40%       537,001     9.442504       5,070,636
MFS High Income Series --
 Class INIT...................     0.45%        61,696    15.989376         986,482
MFS High Income Series --
 Class INIT...................     1.40%       341,259    11.672287       3,983,270
MFS Strategic Income Series --
 Class INIT...................     0.45%        18,132    14.793340         268,229
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%        61,241    13.614332         833,754
Neuberger Berman AMT Partners
 Portfolio....................     0.45%       117,208    16.144003       1,892,213
Pioneer Fund VCT Portfolio --
 Class I......................     0.45%       117,566    10.285190       1,209,192
Scudder International
 Portfolio -- Class A.........     1.40%       149,475    15.483857       2,314,448
Pioneer Growth Opportunities
 VCT Portfolio................     0.45%       279,244    19.093796       5,331,834
The Strong Mid Cap Growth
 Fund II......................     0.45%        73,413    10.716759         786,751
Van Eck Worldwide Bond Fund...     0.45%        17,459    16.028761         279,840
Van Eck Worldwide Hard Assets
 Fund.........................     0.45%        23,066    13.822619         318,838
Wells Fargo Asset Allocation
 Fund.........................     1.40%       574,132    10.677256       6,130,153
Wells Fargo Total Return Bond
 Fund.........................     1.40%       933,010    17.060360      15,917,490
Wells Fargo Equity Income
 Fund.........................     1.40%     2,449,057    17.304616      42,379,988
Wells Fargo Equity Value
 Fund.........................     1.40%       100,484     9.698295         974,522
Wells Fargo Growth Fund.......     1.40%        55,582     7.093477         394,271
Wells Fargo International
 Equity Fund..................     1.40%        21,964     7.847984         172,371
Wells Fargo Large Company
 Growth Fund..................     1.40%     1,175,573    17.166094      20,179,997
Wells Fargo Small Cap Growth
 Fund.........................     1.40%       437,510    12.348369       5,402,536
                                                                     --------------
    SUB-TOTAL.................                                       $2,280,475,302
                                                                     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. International Growth
 Fund -- Class I..............     1.40%           579   $10.569460  $        6,124
AIM V.I. Premier Equity Fund
 -- Class I...................     1.40%           171     9.466085           1,616
Federated American Leaders
 Fund II -- Class PRIM........     1.40%         1,758    10.756941          18,906
Federated Equity Income
 Fund II -- Class PRIM........     1.40%         1,942     9.815964          19,059
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.40%           842    11.822225           9,950
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%        73,187     3.577676         261,839
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%            17    17.916823             297
Hartford Bond HLS Fund --
 Class IA.....................     1.35%        10,794     2.659888          28,710
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%        25,439     1.656714          42,146
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%         4,138    25.445733         105,288
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%           106    20.410463           2,174
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%         2,034    22.218925          45,193
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%        54,769     5.415672         296,610
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%           494    26.091910          12,893
Hartford Index HLS Fund --
 Class IA.....................     1.35%         1,889    18.051207          34,094
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%           490    13.863458           6,789
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%         3,697     1.571597           5,810
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%           340    17.055706           5,795
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.35%         1,427    13.191788          18,820
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%           149    13.077313           1,947
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%           960    20.500498          19,674
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%           119    25.523286           3,043
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%         4,225    23.117766          97,679
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%           878    21.687414          19,044
MFS Emerging Growth Series --
 Class INIT...................     1.40%           676     9.442504           6,383
MFS High Income Series --
 Class INIT...................     1.40%           370    11.672287           4,321
Scudder International
 Portfolio -- Class A.........     1.40%           212    15.483857           3,278
Wells Fargo Total Return Bond
 Fund.........................     1.40%           658    17.060360          11,219
Wells Fargo Equity Income
 Fund.........................     1.40%         6,171    17.304616         106,787
Wells Fargo Large Company
 Growth Fund..................     1.40%         5,297    17.166094          90,920
Wells Fargo Small Cap Growth
 Fund.........................     1.40%           425    12.348369           5,251
                                                                     --------------
    SUB-TOTAL.................                                       $    1,291,659
                                                                     --------------
GRAND TOTAL...................                                       $2,281,766,961
                                                                     ==============

  #  Rounded unit prices.

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $ 36,147          $--              $ 18,963      $  45,187
                             --------          -------          --------      ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (10,065)          (2,473)          (37,592)      (136,297)
                             --------          -------          --------      ---------
    Net investment income
     (loss)..............      26,082           (2,473)          (18,629)       (91,110)
                             --------          -------          --------      ---------
CAPITAL GAINS INCOME.....      --              --                --             --
                             --------          -------          --------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       3,889           (4,685)           40,515        (66,849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     170,274           39,805           590,406        548,075
                             --------          -------          --------      ---------
    Net gain (loss) on
     investments.........     174,163           35,120           630,921        481,226
                             --------          -------          --------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $200,245          $32,647          $612,292      $ 390,116
                             ========          =======          ========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORTFOLIO          PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............      $  5,188           $ 64,649           $--              $1,050,610      $  65,866     $  783,977
                               --------           --------           --------         ----------      ---------     ----------
EXPENSES:
  Mortality and expense
   undertakings..........        (8,255)           (43,419)           (12,286)          (876,500)      (138,776)      (492,088)
                               --------           --------           --------         ----------      ---------     ----------
    Net investment income
     (loss)..............        (3,067)            21,230            (12,286)           174,110        (72,910)       291,889
                               --------           --------           --------         ----------      ---------     ----------
CAPITAL GAINS INCOME.....       --                 --                 --                 --              --            --
                               --------           --------           --------         ----------      ---------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       103,207            --                   7,896            153,072         11,126        153,728
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       247,913            --                 221,625          5,621,330        743,895      3,962,436
                               --------           --------           --------         ----------      ---------     ----------
    Net gain (loss) on
     investments.........       351,120            --                 229,521          5,774,402        755,021      4,116,164
                               --------           --------           --------         ----------      ---------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $348,053           $ 21,230           $217,235         $5,948,512      $ 682,111     $4,408,053
                               ========           ========           ========         ==========      =========     ==========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............      $ 334,744
                               ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (66,194)
                               ---------
    Net investment income
     (loss)..............        268,550
                               ---------
CAPITAL GAINS INCOME.....         39,090
                               ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         43,286
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (168,964)
                               ---------
    Net gain (loss) on
     investments.........       (125,678)
                               ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 181,962
                               =========

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --            $  905,259     $  --             $ 343,773
                              ----------      ----------     ----------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........       (355,144)       (136,340)      (124,274)         (86,185)
                              ----------      ----------     ----------        ---------
    Net investment income
     (loss)..............       (355,144)        768,919       (124,274)         257,588
                              ----------      ----------     ----------        ---------
CAPITAL GAINS INCOME.....       --               --             --              --
                              ----------      ----------     ----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        352,876         202,998         45,376          (24,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,889,110          99,295      1,325,944         (183,405)
                              ----------      ----------     ----------        ---------
    Net gain (loss) on
     investments.........      4,241,986         302,293      1,371,320         (208,197)
                              ----------      ----------     ----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $3,886,842      $1,071,212     $1,247,046        $  49,391
                              ==========      ==========     ==========        =========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $107,107       $224,724        $  4,998       $ 5,788,540     $   227,885      $ 5,871,162
                             --------       --------        --------       -----------     -----------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (31,687)       (61,778)         (4,310)       (3,751,420)     (1,496,620)      (1,160,051)
                             --------       --------        --------       -----------     -----------      -----------
    Net investment income
     (loss)..............      75,420        162,946             688         2,037,120      (1,268,735)       4,711,111
                             --------       --------        --------       -----------     -----------      -----------
CAPITAL GAINS INCOME.....      23,509        --               32,062           --              --             2,246,525
                             --------       --------        --------       -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      24,583         (8,276)         39,284           433,272       1,472,746          115,427
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (60,540)       277,428          71,634         3,695,957       7,684,325       (4,386,410)
                             --------       --------        --------       -----------     -----------      -----------
    Net gain (loss) on
     investments.........     (35,957)       269,152         110,918         4,129,229       9,157,071       (4,270,983)
                             --------       --------        --------       -----------     -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 62,972       $432,098        $143,668       $ 6,166,349     $ 7,888,336      $ 2,686,653
                             ========       ========        ========       ===========     ===========      ===========

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  101,881
                            ----------
EXPENSES:
  Mortality and expense
   undertakings..........     (341,301)
                            ----------
    Net investment income
     (loss)..............     (239,420)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       10,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,635,018
                            ----------
    Net gain (loss) on
     investments.........    4,645,165
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $4,405,745
                            ==========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   43,652     $   746,737       $ 1,302,196       $   --
                            ----------     -----------       -----------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (164,023)     (1,826,611)       (1,624,001)       (4,428,568)
                            ----------     -----------       -----------       -----------
    Net investment income
     (loss)..............     (120,371)     (1,079,874)         (321,805)       (4,428,568)
                            ----------     -----------       -----------       -----------
CAPITAL GAINS INCOME.....      --              --               --                 --
                            ----------     -----------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       57,938       2,508,179         1,093,647         8,302,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      962,412      21,690,532         7,354,956        46,579,903
                            ----------     -----------       -----------       -----------
    Net gain (loss) on
     investments.........    1,020,350      24,198,711         8,448,603        54,881,981
                            ----------     -----------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  899,979     $23,118,837       $ 8,126,798       $50,453,413
                            ==========     ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............  $1,723,507    $ 1,870,421     $  136,809      $  171,166      $   17,848      $   51,671    $ 423,820
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
EXPENSES:
  Mortality and expense
   undertakings..........    (458,160)    (1,961,462)      (264,324)       (734,614)       (521,053)       (527,177)    (601,356)
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
    Net investment income
     (loss)..............   1,265,347        (91,041)      (127,515)       (563,448)       (503,205)       (475,506)    (177,536)
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
CAPITAL GAINS INCOME.....      --            531,184        --              --              --              --            --
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     415,640         21,210        444,260         959,724         158,079         387,006       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     250,361     12,555,345      2,615,050       6,772,256       3,984,928       4,222,413       --
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
    Net gain (loss) on
     investments.........     666,001     12,576,555      3,059,310       7,731,980       4,143,007       4,609,419       --
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,931,348    $13,016,698     $2,931,795      $7,168,532      $3,639,802      $4,133,913    $(177,536)
                           ==========    ===========     ==========      ==========      ==========      ==========    =========

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HARTFORD
                              HARTFORD        HARTFORD                      U.S. GOVERNMENT
                           SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES
                              HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  462,214      $  --            $ 159,207       $ 4,222,666
                             ----------      -----------      ---------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (937,158)      (1,662,646)      (212,780)       (1,580,504)
                             ----------      -----------      ---------       -----------
    Net investment income
     (loss)..............      (474,944)      (1,662,646)       (53,573)        2,642,162
                             ----------      -----------      ---------       -----------
CAPITAL GAINS INCOME.....       676,373         --              --               --
                             ----------      -----------      ---------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       970,489        3,469,693          3,867         2,775,115
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,066,791       14,559,596        421,460        (4,506,530)
                             ----------      -----------      ---------       -----------
    Net gain (loss) on
     investments.........     8,037,280       18,029,289        425,327        (1,731,415)
                             ----------      -----------      ---------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $8,238,709      $16,366,643      $ 371,754       $   910,747
                             ==========      ===========      =========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                HARTFORD           ING VP          ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES    EMERGING    NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND        MARKETS FUND        TRUST               FUND                FUND
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $   229,994        $   946          $ 2,525            $--                 $--
                               -----------        -------          -------            -------             --------
EXPENSES:
  Mortality and expense
   undertakings..........         (977,832)          (539)            (893)            (7,912)             (12,711)
                               -----------        -------          -------            -------             --------
    Net investment income
     (loss)..............         (747,838)           407            1,632             (7,912)             (12,711)
                               -----------        -------          -------            -------             --------
CAPITAL GAINS INCOME.....        --                --              --                 --                  --
                               -----------        -------          -------            -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,597,416         (6,453)          (2,765)             9,314               (8,885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,005,120         19,315           19,563             78,344              104,834
                               -----------        -------          -------            -------             --------
    Net gain (loss) on
     investments.........       12,602,536         12,862           16,798             87,658               95,949
                               -----------        -------          -------            -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $11,854,698        $13,269          $18,430            $79,746             $ 83,238
                               ===========        =======          =======            =======             ========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
INVESTMENT INCOME:
  Dividends..............       $ 15,571        $  --
                                --------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........         (9,250)         (29,981)
                                --------        ---------
    Net investment income
     (loss)..............          6,321          (29,981)
                                --------        ---------
CAPITAL GAINS INCOME.....       --                 --
                                --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (17,914)          14,610
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         67,385         (150,050)
                                --------        ---------
    Net gain (loss) on
     investments.........         49,471         (135,440)
                                --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 55,792        $(165,421)
                                ========        =========

(d) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.
(e) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(f) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --           $ --           $254,409        $ 8,051
                             --------       --------       --------        -------
EXPENSES:
  Mortality and expense
   undertakings..........     (63,090)       (71,993)       (57,425)          (834)
                             --------       --------       --------        -------
    Net investment income
     (loss)..............     (63,090)       (71,993)       196,984          7,217
                             --------       --------       --------        -------
CAPITAL GAINS INCOME.....      --             --             --             --
                             --------       --------       --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (42,148)        51,682         91,825            219
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     242,893        699,591         93,855          7,478
                             --------       --------       --------        -------
    Net gain (loss) on
     investments.........     200,745        751,273        185,680          7,697
                             --------       --------       --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $137,655       $679,280       $382,664        $14,914
                             ========       ========       ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                            SCUDDER      PIONEER GROWTH
                               MATURITY        AMT PARTNERS        PIONEER FUND       INTERNATIONAL  OPPORTUNITIES VCT
                            BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT    SUB-ACCOUNT (I)
                           ----------------  ----------------  ---------------------  -------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $ 32,528          $    192            $ 12,701           $ 29,655         $--
                               --------          --------            --------           --------         --------
EXPENSES:
  Mortality and expense
   undertakings..........        (4,405)           (7,232)             (5,700)           (28,022)         (17,826)
                               --------          --------            --------           --------         --------
    Net investment income
     (loss)..............        28,123            (7,040)              7,001              1,633          (17,826)
                               --------          --------            --------           --------         --------
CAPITAL GAINS INCOME.....       --                --                 --                   --              --
                               --------          --------            --------           --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (1,033)           (7,669)             48,428             20,588           (4,504)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (24,476)          284,495              52,500            290,216          803,935
                               --------          --------            --------           --------         --------
    Net gain (loss) on
     investments.........       (25,509)          276,826             100,928            310,804          799,431
                               --------          --------            --------           --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  2,614          $269,786            $107,929           $312,437         $781,605
                               ========          ========            ========           ========         ========


                             THE STRONG      VAN ECK
                              MID CAP       WORLDWIDE
                           GROWTH FUND II   BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
INVESTMENT INCOME:
  Dividends..............     $--            $23,908
                              --------       -------
EXPENSES:
  Mortality and expense
   undertakings..........       (2,904)       (1,258)
                              --------       -------
    Net investment income
     (loss)..............       (2,904)       22,650
                              --------       -------
CAPITAL GAINS INCOME.....      --             --
                              --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7,288         2,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      110,798          (378)
                              --------       -------
    Net gain (loss) on
     investments.........      118,086         1,796
                              --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $115,182       $24,446
                              ========       =======

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly SAFECO Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             VAN ECK
                            WORLDWIDE     WELLS FARGO     WELLS FARGO
                           HARD ASSETS  ASSET ALLOCATION  TOTAL RETURN
                              FUND            FUND         BOND FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 1,691        $122,468      $   600,619
                             -------        --------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,927)        (75,863)        (227,607)
                             -------        --------      -----------
    Net investment income
     (loss)..............       (236)         46,605          373,012
                             -------        --------      -----------
CAPITAL GAINS INCOME.....     --             190,243        1,128,996
                             -------        --------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     66,911           7,330           90,489
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     30,365         197,550       (1,072,809)
                             -------        --------      -----------
    Net gain (loss) on
     investments.........     97,276         204,880         (982,320)
                             -------        --------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $97,040        $441,728      $   519,688
                             =======        ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  674,916      $ 15,265      $--           $   474       $ --          $ --
                            ----------      --------      -------       -------       ---------     --------
EXPENSES:
  Mortality and expense
   undertakings..........     (566,157)      (12,081)      (5,747)       (2,252)       (273,083)     (72,712)
                            ----------      --------      -------       -------       ---------     --------
    Net investment income
     (loss)..............      108,759         3,184       (5,747)       (1,778)       (273,083)     (72,712)
                            ----------      --------      -------       -------       ---------     --------
CAPITAL GAINS INCOME.....      --             --           --            --             --            --
                            ----------      --------      -------       -------       ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (156,732)       11,946       14,674          (378)         42,758       76,390
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,120,476        74,987       15,379        14,380         515,692      616,645
                            ----------      --------      -------       -------       ---------     --------
    Net gain (loss) on
     investments.........    3,963,744        86,933       30,053        14,002         558,450      693,035
                            ----------      --------      -------       -------       ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $4,072,503      $ 90,117      $24,306       $12,224       $ 285,367     $620,323
                            ==========      ========      =======       =======       =========     ========

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................   $   26,082        $  (2,473)       $  (18,629)   $   (91,110)
  Capital gains income...      --              --                 --             --
  Net realized gain
   (loss) on security
   transactions..........        3,889           (4,685)           40,515        (66,849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      170,274           39,805           590,406        548,075
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      200,245           32,647           612,292        390,116
                            ----------        ---------        ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        1,055            7,783            12,458         25,633
  Net transfers..........      138,573          (85,539)           60,472       (943,458)
  Surrenders for benefit
   payments and fees.....     (277,532)         (32,407)         (469,937)    (2,082,766)
  Net annuity
   transactions..........      --              --                   5,415          1,613
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (137,904)        (110,163)         (391,592)    (2,998,978)
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets.........       62,341          (77,516)          220,700     (2,608,862)
NET ASSETS:
  Beginning of year......    2,301,440          610,227         2,991,370     12,547,020
                            ----------        ---------        ----------    -----------
  End of year............   $2,363,781        $ 532,711        $3,212,070    $ 9,938,158
                            ==========        =========        ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $   (3,067)        $    21,230        $  (12,286)       $   174,110    $   (72,910)   $   291,889
  Capital gains income...       --                  --                --                 --              --             --
  Net realized gain
   (loss) on security
   transactions..........        103,207            --                   7,896            153,072         11,126        153,728
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        247,913            --                 221,625          5,621,330        743,895      3,962,436
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        348,053              21,230           217,235          5,948,512        682,111      4,408,053
                              ----------         -----------        ----------        -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         24,540             339,036            16,526            219,798         42,101        151,874
  Net transfers..........       (104,417)            174,754          (161,115)           590,381        952,110        382,566
  Surrenders for benefit
   payments and fees.....       (212,571)         (3,455,892)         (243,854)        (6,718,739)      (879,345)    (3,541,524)
  Net annuity
   transactions..........       --                  --                --                   (1,200)       --              (1,195)
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (292,448)         (2,942,102)         (388,443)        (5,909,760)       114,866     (3,008,279)
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........         55,605          (2,920,872)         (171,208)            38,752        796,977      1,399,774
NET ASSETS:
  Beginning of year......      1,847,454          10,988,632         2,928,055         75,257,525     11,224,382     40,731,298
                              ----------         -----------        ----------        -----------    -----------    -----------
  End of year............     $1,903,059         $ 8,067,760        $2,756,847        $75,296,277    $12,021,359    $42,131,072
                              ==========         ===========        ==========        ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $   268,550
  Capital gains income...          39,090
  Net realized gain
   (loss) on security
   transactions..........          43,286
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (168,964)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         181,962
                              -----------
UNIT TRANSACTIONS:
  Purchases..............          31,328
  Net transfers..........        (959,152)
  Surrenders for benefit
   payments and fees.....      (1,163,071)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,090,895)
                              -----------
  Net increase (decrease)
   in net assets.........      (1,908,933)
NET ASSETS:
  Beginning of year......       8,176,910
                              -----------
  End of year............     $ 6,267,977
                              ===========

_____________________________________ SA-31 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $  (355,144)   $   768,919    $  (124,274)      $   257,588
  Capital gains income...        --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........         352,876        202,998         45,376           (24,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,889,110         99,295      1,325,944          (183,405)
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,886,842      1,071,212      1,247,046            49,391
                              -----------    -----------    -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         100,247         45,392         27,186            31,066
  Net transfers..........        (208,360)    (1,089,368)        52,398        (1,911,203)
  Surrenders for benefit
   payments and fees.....      (2,640,936)    (1,608,214)      (873,350)       (1,326,964)
  Net annuity
   transactions..........            (607)       --             --               --
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,749,656)    (2,652,190)      (793,766)       (3,207,101)
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets.........       1,137,186     (1,580,978)       453,280        (3,157,710)
NET ASSETS:
  Beginning of year......      29,864,323     13,211,857     10,453,928         8,243,019
                              -----------    -----------    -----------       -----------
  End of year............     $31,001,509    $11,630,879    $10,907,208       $ 5,085,309
                              ===========    ===========    ===========       ===========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................   $   75,420     $  162,946      $      688      $  2,037,120    $ (1,268,735)    $  4,711,111
  Capital gains income...       23,509        --               32,062          --              --              2,246,525
  Net realized gain
   (loss) on security
   transactions..........       24,583         (8,276)         39,284           433,272       1,472,746          115,427
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (60,540)       277,428          71,634         3,695,957       7,684,325       (4,386,410)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       62,972        432,098         143,668         6,166,349       7,888,336        2,686,653
                            ----------     ----------      ----------      ------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       22,689         40,763           1,166         3,662,633       2,255,161        1,284,744
  Net transfers..........      198,604        236,732        (364,500)       (3,425,765)     (3,382,186)      (4,154,172)
  Surrenders for benefit
   payments and fees.....     (308,656)      (441,650)        (86,052)      (47,235,792)    (18,905,391)     (17,265,618)
  Net annuity
   transactions..........      --             --              --                146,872             294           28,643
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (87,363)      (164,155)       (449,386)      (46,852,052)    (20,032,122)     (20,106,403)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets.........      (24,391)       267,943        (305,718)      (40,685,703)    (12,143,786)     (17,419,750)
NET ASSETS:
  Beginning of year......    2,882,281      5,170,030       1,356,089       313,250,054     123,466,827       99,067,776
                            ----------     ----------      ----------      ------------    ------------     ------------
  End of year............   $2,857,890     $5,437,973      $1,050,371      $272,564,351    $111,323,041     $ 81,648,026
                            ==========     ==========      ==========      ============    ============     ============

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $  (239,420)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       10,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,635,018
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,405,745
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,113,925
  Net transfers..........   18,786,254
  Surrenders for benefit
   payments and fees.....   (3,380,431)
  Net annuity
   transactions..........       42,146
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   16,561,894
                           -----------
  Net increase (decrease)
   in net assets.........   20,967,639
NET ASSETS:
  Beginning of year......   14,608,433
                           -----------
  End of year............  $35,576,072
                           ===========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-33 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................   $  (120,371)   $ (1,079,874)     $   (321,805)    $ (4,428,568)
  Capital gains income...       --             --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        57,938       2,508,179         1,093,647        8,302,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       962,412      21,690,532         7,354,956       46,579,903
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       899,979      23,118,837         8,126,798       50,453,413
                            -----------    ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       245,131       2,199,773         1,898,615        5,466,480
  Net transfers..........      (721,688)      1,707,343          (503,583)      (6,719,682)
  Surrenders for benefit
   payments and fees.....    (1,419,325)    (19,830,156)      (20,130,198)     (50,056,226)
  Net annuity
   transactions..........       --               60,730            28,125          101,549
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,895,882)    (15,862,310)      (18,707,041)     (51,207,879)
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........      (995,903)      7,256,527       (10,580,243)        (754,466)
NET ASSETS:
  Beginning of year......    11,970,896     140,319,640       132,907,373      356,936,305
                            -----------    ------------      ------------     ------------
  End of year............   $10,974,993    $147,576,167      $122,327,130     $356,181,839
                            ===========    ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,265,347   $    (91,041)   $  (127,515)   $  (563,448)     $  (503,205)   $  (475,506)  $   (177,536)
  Capital gains income...      --             531,184        --             --              --              --             --
  Net realized gain
   (loss) on security
   transactions..........      415,640         21,210        444,260        959,724          158,079        387,006        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      250,361     12,555,345      2,615,050      6,772,256        3,984,928      4,222,413        --
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,931,348     13,016,698      2,931,795      7,168,532        3,639,802      4,133,913       (177,536)
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      515,279      3,003,562        382,471      1,187,367          955,626        752,020      1,286,218
  Net transfers..........      (63,403)    (4,093,911)     2,311,621     (1,488,096)        (576,680)     2,054,609      1,122,166
  Surrenders for benefit
   payments and fees.....   (7,161,045)   (25,779,113)    (3,605,125)    (8,717,351)      (5,733,987)    (6,347,183)   (19,505,942)
  Net annuity
   transactions..........      --              27,757           (868)          (524)        --               18,820             53
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (6,709,169)   (26,841,705)      (911,901)    (9,018,604)      (5,355,041)    (3,521,734)   (17,097,505)
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  Net increase (decrease)
   in net assets.........   (4,777,821)   (13,825,007)     2,019,894     (1,850,072)      (1,715,239)       612,179    (17,275,041)
NET ASSETS:
  Beginning of year......   38,179,340    165,762,437     18,541,865     59,053,169       39,635,988     39,343,752     56,649,496
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  End of year............  $33,401,519   $151,937,430    $20,561,759    $57,203,097      $37,920,749    $39,955,931   $ 39,374,455
                           ===========   ============    ===========    ===========      ===========    ===========   ============

_____________________________________ SA-35 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HARTFORD
                              HARTFORD        HARTFORD                      U.S. GOVERNMENT
                           SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES
                              HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (474,944)   $ (1,662,646)    $   (53,573)    $  2,642,162
  Capital gains income...        676,373        --               --              --
  Net realized gain
   (loss) on security
   transactions..........        970,489       3,469,693           3,867        2,775,115
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,066,791      14,559,596         421,460       (4,506,530)
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,238,709      16,366,643         371,754          910,747
                            ------------    ------------     -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      1,391,725       2,403,712         267,157        1,349,744
  Net transfers..........      1,081,868      (2,599,701)      2,762,760      (17,500,665)
  Surrenders for benefit
   payments and fees.....    (11,329,694)    (18,848,841)     (1,772,824)     (23,013,735)
  Net annuity
   transactions..........         19,674            (948)        --                38,975
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,836,427)    (19,045,778)      1,257,093      (39,125,681)
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets.........       (597,718)     (2,679,135)      1,628,847      (38,214,934)
NET ASSETS:
  Beginning of year......     72,606,279     133,342,915      13,197,362      143,610,430
                            ------------    ------------     -----------     ------------
  End of year............   $ 72,008,561    $130,663,780     $14,826,209     $105,395,496
                            ============    ============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                HARTFORD           ING VP          ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES    EMERGING    NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND        MARKETS FUND        TRUST               FUND                FUND
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ------------  -----------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................     $   (747,838)       $    407        $  1,632           $   (7,912)         $  (12,711)
  Capital gains income...        --                 --             --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........        1,597,416          (6,453)         (2,765)               9,314              (8,885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,005,120          19,315          19,563               78,344             104,834
                              ------------        --------        --------           ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,854,698          13,269          18,430               79,746              83,238
                              ------------        --------        --------           ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............        1,035,064          --                 500               31,018              23,680
  Net transfers..........        2,372,032         132,089          65,221              (93,281)            (61,107)
  Surrenders for benefit
   payments and fees.....      (12,286,945)        (19,387)         (1,535)            (290,065)           (304,513)
  Net annuity
   transactions..........            6,079          --             --                  --                  --
                              ------------        --------        --------           ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (8,873,770)        112,702          64,186             (352,328)           (341,940)
                              ------------        --------        --------           ----------          ----------
  Net increase (decrease)
   in net assets.........        2,980,928         125,971          82,616             (272,582)           (258,702)
NET ASSETS:
  Beginning of year......       74,992,475         137,501         120,624            1,783,547           3,046,837
                              ------------        --------        --------           ----------          ----------
  End of year............     $ 77,973,403        $263,472        $203,240           $1,510,965          $2,788,135
                              ============        ========        ========           ==========          ==========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment
   income................      $    6,321      $  (29,981)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........         (17,914)         14,610
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          67,385        (150,050)
                               ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          55,792        (165,421)
                               ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............          12,700          10,205
  Net transfers..........        (128,000)         29,769
  Surrenders for benefit
   payments and fees.....        (428,225)       (295,972)
  Net annuity
   transactions..........        --                --
                               ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (543,525)       (255,998)
                               ----------      ----------
  Net increase (decrease)
   in net assets.........        (487,733)       (421,419)
NET ASSETS:
  Beginning of year......       2,310,672       2,598,562
                               ----------      ----------
  End of year............      $1,822,939      $2,177,143
                               ==========      ==========

(d)  Formerly INVESCO Health Science Fund Sub-Account. Change effective
     October 15, 2004.
(e) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(f)  Formerly INVESCO Core Equity Fund Sub-Account. Change effective
     October 15, 2004.

_____________________________________ SA-37 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (63,090)    $   (71,993)   $   196,984     $  7,217
  Capital gains income...      --              --             --            --
  Net realized gain
   (loss) on security
   transactions..........      (42,148)         51,682         91,825          219
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      242,893         699,591         93,855        7,478
                            ----------     -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      137,655         679,280        382,664       14,914
                            ----------     -----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............       35,782          32,805         65,655       --
  Net transfers..........      (29,769)       (374,713)        52,417      116,905
  Surrenders for benefit
   payments and fees.....     (904,283)     (1,301,450)    (1,153,016)     (15,168)
  Net annuity
   transactions..........      --                2,673           (427)      --
                            ----------     -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (898,270)     (1,640,685)    (1,035,371)     101,737
                            ----------     -----------    -----------     --------
  Net increase (decrease)
   in net assets.........     (760,615)       (961,405)      (652,707)     116,651
NET ASSETS:
  Beginning of year......    5,716,700       7,172,214      5,626,780      151,578
                            ----------     -----------    -----------     --------
  End of year............   $4,956,085     $ 6,210,809    $ 4,974,073     $268,229
                            ==========     ===========    ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                            SCUDDER      PIONEER GROWTH
                               MATURITY        AMT PARTNERS        PIONEER FUND       INTERNATIONAL  OPPORTUNITIES VCT
                            BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT    SUB-ACCOUNT (I)
                           ----------------  ----------------  ---------------------  -------------  -----------------
OPERATIONS:
  Net investment
   income................     $  28,123         $   (7,040)         $    7,001         $    1,633       $  (17,826)
  Capital gains income...       --                --                 --                   --              --
  Net realized gain
   (loss) on security
   transactions..........        (1,033)            (7,669)             48,428             20,588           (4,504)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (24,476)           284,495              52,500            290,216          803,935
                              ---------         ----------          ----------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,614            269,786             107,929            312,437          781,605
                              ---------         ----------          ----------         ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        11,304             10,900              13,250              6,005            5,785
  Net transfers..........       103,735            424,746            (708,850)           (55,814)       1,588,008
  Surrenders for benefit
   payments and fees.....      (249,292)          (109,906)           (162,906)          (277,849)        (247,437)
  Net annuity
   transactions..........       --                --                 --                      (300)        --
                              ---------         ----------          ----------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (134,253)           325,740            (858,506)          (327,958)       1,346,356
                              ---------         ----------          ----------         ----------       ----------
  Net increase (decrease)
   in net assets.........      (131,639)           595,526            (750,577)           (15,521)       2,127,961
NET ASSETS:
  Beginning of year......       965,393          1,296,687           1,959,769          2,333,247        3,203,873
                              ---------         ----------          ----------         ----------       ----------
  End of year............     $ 833,754         $1,892,213          $1,209,192         $2,317,726       $5,331,834
                              =========         ==========          ==========         ==========       ==========


                             THE STRONG      VAN ECK
                              MID CAP       WORLDWIDE
                           GROWTH FUND II   BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
OPERATIONS:
  Net investment
   income................     $ (2,904)     $ 22,650
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........        7,288         2,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      110,798          (378)
                              --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      115,182        24,446
                              --------      --------
UNIT TRANSACTIONS:
  Purchases..............        1,157            90
  Net transfers..........      153,384        (3,673)
  Surrenders for benefit
   payments and fees.....      (59,183)      (31,840)
  Net annuity
   transactions..........      --             --
                              --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       95,358       (35,423)
                              --------      --------
  Net increase (decrease)
   in net assets.........      210,540       (10,977)
NET ASSETS:
  Beginning of year......      576,211       290,817
                              --------      --------
  End of year............     $786,751      $279,840
                              ========      ========

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly SAFECO Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-39 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             VAN ECK
                            WORLDWIDE     WELLS FARGO     WELLS FARGO
                           HARD ASSETS  ASSET ALLOCATION  TOTAL RETURN
                              FUND            FUND         BOND FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ------------
OPERATIONS:
  Net investment
   income................   $    (236)    $    46,605     $   373,012
  Capital gains income...      --             190,243       1,128,996
  Net realized gain
   (loss) on security
   transactions..........      66,911           7,330          90,489
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      30,365         197,550      (1,072,809)
                            ---------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      97,040         441,728         519,688
                            ---------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      --               2,585          99,426
  Net transfers..........    (198,569)        684,023        (667,842)
  Surrenders for benefit
   payments and fees.....     (57,676)     (1,094,159)     (4,540,043)
  Net annuity
   transactions..........      --            --                (1,142)
                            ---------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (256,245)       (407,551)     (5,109,601)
                            ---------     -----------     -----------
  Net increase (decrease)
   in net assets.........    (159,205)         34,177      (4,589,913)
NET ASSETS:
  Beginning of year......     478,043       6,095,976      20,518,622
                            ---------     -----------     -----------
  End of year............   $ 318,838     $ 6,130,153     $15,928,709
                            =========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $    108,759    $   3,184     $  (5,747)    $ (1,778)     $  (273,083)  $   (72,712)
  Capital gains income...       --            --            --           --              --            --
  Net realized gain
   (loss) on security
   transactions..........      (156,732)      11,946        14,674         (378)          42,758        76,390
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,120,476       74,987        15,379       14,380          515,692       616,645
                           ------------    ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,072,503       90,117        24,306       12,224          285,367       620,323
                           ------------    ---------     ---------     --------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       125,112       --            --               60          132,216        32,630
  Net transfers..........    (1,087,441)      91,811       (55,744)      75,868         (460,599)     (127,712)
  Surrenders for benefit
   payments and fees.....   (11,177,657)    (201,799)      (63,201)     (45,121)      (4,583,206)   (1,407,535)
  Net annuity
   transactions..........        10,516       --            --           --                5,604         2,497
                           ------------    ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (12,129,470)    (109,988)     (118,945)      30,807       (4,905,985)   (1,500,120)
                           ------------    ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets.........    (8,056,967)     (19,871)      (94,639)      43,031       (4,620,618)     (879,797)
NET ASSETS:
  Beginning of year......    50,543,742      994,393       488,910      129,340       24,891,535     6,287,584
                           ------------    ---------     ---------     --------      -----------   -----------
  End of year............  $ 42,486,775    $ 974,522     $ 394,271     $172,371      $20,270,917   $ 5,407,787
                           ============    =========     =========     ========      ===========   ===========

_____________________________________ SA-41 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................   $   32,579        $ (2,374)        $  (19,944)   $  (111,743)
  Capital gains income...      --              --                 --             --
  Net realized gain
   (loss) on security
   transactions..........       (2,054)         (1,178)           (98,234)      (377,858)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      249,771          98,411            793,437      2,966,533
                            ----------        --------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      280,296          94,859            675,259      2,476,932
                            ----------        --------         ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        7,150           7,536              3,900         30,815
  Net transfers..........      649,314          77,198           (164,449)      (532,209)
  Surrenders for benefit
   payments and fees.....     (120,687)        (84,488)          (418,503)    (1,304,775)
  Net annuity
   transactions..........      --              --                 --             --
                            ----------        --------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      535,777             246           (579,052)    (1,806,169)
                            ----------        --------         ----------    -----------
  Net increase (decrease)
   in net assets.........      816,073          95,105             96,207        670,763
NET ASSETS:
  Beginning of year......    1,485,367         515,122          2,895,163     11,876,257
                            ----------        --------         ----------    -----------
  End of year............   $2,301,440        $610,227         $2,991,370    $12,547,020
                            ==========        ========         ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)    SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $   (4,494)        $    12,202        $   (14,198)      $   223,096    $   (67,279)   $   253,774
  Capital gains income...       --                  --                 --                --              --             --
  Net realized gain
   (loss) on security
   transactions..........        124,986                   1           (155,979)         (481,356)        (5,154)      (232,603)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        380,238            --                  813,473        16,001,024      2,032,665      8,438,150
                              ----------         -----------        -----------       -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        500,730              12,203            643,296        15,742,764      1,960,232      8,459,321
                              ----------         -----------        -----------       -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............          5,298             488,833             12,575           364,768         53,858        248,647
  Net transfers..........        171,454          (1,805,753)          (475,553)          523,142      1,027,231        293,670
  Surrenders for benefit
   payments and fees.....       (172,858)         (4,457,424)          (657,894)       (4,138,087)      (554,538)    (2,779,254)
  Net annuity
   transactions..........       --                  --                 --                  (8,137)       --              (8,195)
                              ----------         -----------        -----------       -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          3,894          (5,774,344)        (1,120,872)       (3,258,314)       526,551     (2,245,132)
                              ----------         -----------        -----------       -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........        504,624          (5,762,141)          (477,576)       12,484,450      2,486,783      6,214,189
NET ASSETS:
  Beginning of year......      1,342,830          16,750,773          3,405,631        62,773,075      8,737,599     34,517,109
                              ----------         -----------        -----------       -----------    -----------    -----------
  End of year............     $1,847,454         $10,988,632        $ 2,928,055       $75,257,525    $11,224,382    $40,731,298
                              ==========         ===========        ===========       ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $   324,847
  Capital gains income...          55,274
  Net realized gain
   (loss) on security
   transactions..........          17,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (274,979)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         122,956
                              -----------
UNIT TRANSACTIONS:
  Purchases..............          19,665
  Net transfers..........      (2,276,429)
  Surrenders for benefit
   payments and fees.....      (1,194,532)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,451,296)
                              -----------
  Net increase (decrease)
   in net assets.........      (3,328,340)
NET ASSETS:
  Beginning of year......      11,505,250
                              -----------
  End of year............     $ 8,176,910
                              ===========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-43 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             FEDERATED
                               GROWTH       FEDERATED      FEDERATED         FEDERATED
                             STRATEGIES    HIGH INCOME   INTERNATIONAL      PRIME MONEY
                              FUND II      BOND FUND II  EQUITY FUND II       FUND II
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (D)
                           --------------  ------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................   $  (311,685)   $   777,248    $  (108,688)      $   (33,250)
  Capital gains income...       --             --             --               --
  Net realized gain
   (loss) on security
   transactions..........      (508,645)       115,180       (274,894)           76,265
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,303,334      1,473,758      2,835,096           211,931
                            -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,483,004      2,366,186      2,451,514           254,946
                            -----------    -----------    -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       133,554         57,429         71,188             2,085
  Net transfers..........      (899,157)     1,253,965       (530,051)          870,632
  Surrenders for benefit
   payments and fees.....    (1,901,373)    (1,643,061)      (668,339)       (2,763,695)
  Net annuity
   transactions..........        (3,818)       --             --               --
                            -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,670,794)      (331,667)    (1,127,202)       (1,890,978)
                            -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets.........     5,812,210      2,034,519      1,324,312        (1,636,032)
NET ASSETS:
  Beginning of year......    24,052,113     11,177,338      9,129,616         6,129,656
                            -----------    -----------    -----------       -----------
  End of year............   $29,864,323    $13,211,857    $10,453,928       $ 4,493,624
                            ===========    ===========    ===========       ===========

(d) Effective November 21, 2003, Federated International Small Company Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            FEDERATED     FEDERATED        FEDERATED           GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  TOTAL RETURN    CAPITAL INCOME    GVIT DEVELOPING      ADVISERS       BLUE CHIP
                             FUND II     BOND FUND II       FUND II          MARKETS FUND       HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (E)    SUB-ACCOUNT (F)    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  ------------------  ----------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $   75,518    $  (52,264)      $  257,699         $   (2,495)     $  3,404,163    $ (1,428,189)
  Capital gains income...      --            --              --                 --                --              --
  Net realized gain
   (loss) on security
   transactions..........       13,493        11,039          (37,609)           (44,985)       (3,558,766)     (2,094,855)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       18,468       118,134          630,661            381,410        47,283,617      31,249,327
                            ----------    ----------       ----------         ----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      107,479        76,909          850,751            333,930        47,129,014      27,726,283
                            ----------    ----------       ----------         ----------      ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       17,579        27,333           17,964              3,051         3,851,305       2,554,924
  Net transfers..........      (93,712)     (690,119)         (58,353)           283,093        (2,060,104)     (2,731,112)
  Surrenders for benefit
   payments and fees.....     (335,457)     (305,463)        (465,970)           (61,240)      (43,963,562)    (15,097,701)
  Net annuity
   transactions..........      --            --              --                 --                  16,361        --
                            ----------    ----------       ----------         ----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (411,590)     (968,249)        (506,359)           224,904       (42,156,000)    (15,273,889)
                            ----------    ----------       ----------         ----------      ------------    ------------
  Net increase (decrease)
   in net assets.........     (304,111)     (891,340)         344,392            558,834         4,973,014      12,452,394
NET ASSETS:
  Beginning of year......    3,186,392     4,640,735        4,825,638            797,255       308,277,040     111,014,433
                            ----------    ----------       ----------         ----------      ------------    ------------
  End of year............   $2,882,281    $3,749,395       $5,170,030         $1,356,089      $313,250,054    $123,466,827
                            ==========    ==========       ==========         ==========      ============    ============


                             HARTFORD
                           BOND HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $  2,386,076
  Capital gains income...       397,459
  Net realized gain
   (loss) on security
   transactions..........       616,741
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,702,974
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,103,250
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     1,174,283
  Net transfers..........    (1,992,621)
  Surrenders for benefit
   payments and fees.....   (14,426,264)
  Net annuity
   transactions..........       --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (15,244,602)
                           ------------
  Net increase (decrease)
   in net assets.........   (10,141,352)
NET ASSETS:
  Beginning of year......    84,550,070
                           ------------
  End of year............  $ 74,408,718
                           ============

(e)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(f) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-45 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                                CAPITAL           CAPITAL          HARTFORD               HARTFORD
                              APPRECIATION     OPPORTUNITIES    GLOBAL LEADERS       DISCIPLINED EQUITY
                                HLS FUND         HLS FUND          HLS FUND               HLS FUND
                            SUB-ACCOUNT (K)     SUB-ACCOUNT    SUB-ACCOUNT (H)     SUB-ACCOUNT (G)(I)(J)
                           ------------------  -------------  ------------------  ------------------------
OPERATIONS:
  Net investment
   income................     $    (4,243)      $  (121,053)     $ (1,039,472)          $    (74,076)
  Capital gains income...        --                 --              --                    --
  Net realized gain
   (loss) on security
   transactions..........           2,475          (271,527)       (2,197,254)            (4,335,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,446,317         2,877,004        39,950,035             33,760,624
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,444,549         2,484,424        36,713,309             29,350,649
                              -----------       -----------      ------------           ------------
UNIT TRANSACTIONS:
  Purchases..............         336,906           331,291         2,186,938              2,185,530
  Net transfers..........      12,682,433          (142,053)       (2,680,337)               317,041
  Surrenders for benefit
   payments and fees.....        (855,455)       (1,495,134)      (16,579,909)           (19,171,741)
  Net annuity
   transactions..........        --                 --                 (3,674)                 2,276
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,163,884        (1,305,896)      (17,076,982)           (16,666,894)
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets.........      14,608,433         1,178,528        19,636,327             12,683,755
NET ASSETS:
  Beginning of year......        --              10,792,368       120,683,313            120,223,618
                              -----------       -----------      ------------           ------------
  End of year............     $14,608,433       $11,970,896      $140,319,640           $132,907,373
                              ===========       ===========      ============           ============

(g) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(h) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(k)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             HARTFORD                                       HARTFORD
                              GROWTH       HARTFORD                      INTERNATIONAL        HARTFORD        HARTFORD
                           OPPORTUNITIES  HIGH YIELD      HARTFORD       OPPORTUNITIES     INTERNATIONAL      LARGECAP
                             HLS FUND      HLS FUND    INDEX HLS FUND       HLS FUND       STOCK HLS FUND  GROWTH HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT (L)     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  --------------  ------------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $ (3,981,196)  $   928,897   $    147,971      $   138,989       $   596,725      $  (503,306)
  Capital gains income...       --            --             465,817         --                 --              --
  Net realized gain
   (loss) on security
   transactions..........    (5,799,419)       (5,094)    (4,032,888)      (4,599,036)         (901,302)        (865,092)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   119,807,537     5,752,403     38,963,877        8,760,528        13,751,211        8,720,094
                           ------------   -----------   ------------      -----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   110,026,922     6,676,206     35,544,777        4,300,481        13,446,634        7,351,696
                           ------------   -----------   ------------      -----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     4,815,141       601,128      3,201,676          323,836         1,396,181          912,586
  Net transfers..........    (5,373,595)    6,127,260     (2,113,783)        (127,935)       (2,311,377)      (1,626,110)
  Surrenders for benefit
   payments and fees.....   (40,130,768)   (6,115,295)   (18,903,376)      (2,542,191)       (6,922,578)      (4,324,616)
  Net annuity
   transactions..........       (17,513)      --               4,049            2,493             4,039         --
                           ------------   -----------   ------------      -----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (40,706,735)      613,093    (17,811,434)      (2,343,797)       (7,833,735)      (5,038,140)
                           ------------   -----------   ------------      -----------       -----------      -----------
  Net increase (decrease)
   in net assets.........    69,320,187     7,289,299     17,733,343        1,956,684         5,612,899        2,313,556
NET ASSETS:
  Beginning of year......   287,616,118    30,890,041    148,029,094       16,585,181        53,440,270       37,322,432
                           ------------   -----------   ------------      -----------       -----------      -----------
  End of year............  $356,936,305   $38,179,340   $165,762,437      $18,541,865       $59,053,169      $39,635,988
                           ============   ===========   ============      ===========       ===========      ===========


                             HARTFORD
                           MIDCAP STOCK
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $  (401,340)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........     (430,072)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    9,621,121
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,789,709
                           -----------
UNIT TRANSACTIONS:
  Purchases..............      876,527
  Net transfers..........    2,879,442
  Surrenders for benefit
   payments and fees.....   (4,935,344)
  Net annuity
   transactions..........      --
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,179,375)
                           -----------
  Net increase (decrease)
   in net assets.........    7,610,334
NET ASSETS:
  Beginning of year......   31,733,418
                           -----------
  End of year............  $39,343,752
                           ===========

(l) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-47 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD      HARTFORD        HARTFORD        HARTFORD
                           MONEY MARKET   MULTISECTOR   SMALLCAP VALUE  SMALLCAP GROWTH
                             HLS FUND    BOND HLS FUND     HLS FUND        HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $   (396,888)  $   961,218    $   (531,002)   $ (1,436,468)
  Capital gains income...       --            --              748,099        --
  Net realized gain
   (loss) on security
   transactions..........       --             31,199      (1,712,304)     (1,869,622)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --            786,277      21,538,070      47,729,966
                           ------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (396,888)    1,778,694      20,042,863      44,423,876
                           ------------   -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     1,493,804       595,969       1,664,741       2,638,786
  Net transfers..........    (8,692,536)    2,261,418      (2,977,172)       (679,540)
  Surrenders for benefit
   payments and fees.....   (34,821,148)   (3,440,792)     (9,259,506)    (13,740,077)
  Net annuity
   transactions..........         1,911       --             --                (2,283)
                           ------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (42,017,969)     (583,405)    (10,571,937)    (11,783,114)
                           ------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........   (42,414,857)    1,195,289       9,470,926      32,640,762
NET ASSETS:
  Beginning of year......    99,064,353    23,463,769      63,135,353     100,702,153
                           ------------   -----------    ------------    ------------
  End of year............  $ 56,649,496   $24,659,058    $ 72,606,279    $133,342,915
                           ============   ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                  HARTFORD
                                               U.S. GOVERNMENT       HARTFORD           ING VP          ING VP
                                HARTFORD         SECURITIES     VALUE OPPORTUNIITES    EMERGING    NATURAL RESOURCES
                             STOCK HLS FUND       HLS FUND           HLS FUND        MARKETS FUND        TRUST
                            SUB-ACCOUNT (M)      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ---------------  -------------------  ------------  -----------------
OPERATIONS:
  Net investment
   income................     $   (18,038)      $    431,451        $  (500,411)       $   (205)       $   (446)
  Capital gains income...        --                 --                --                 --             --
  Net realized gain
   (loss) on security
   transactions..........      (2,482,500)         2,993,343         (1,045,414)             83          (1,545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,849,486         (1,995,263)        23,490,942          18,342          29,819
                              -----------       ------------        -----------        --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,348,948          1,429,531         21,945,117          18,220          27,828
                              -----------       ------------        -----------        --------        --------
UNIT TRANSACTIONS:
  Purchases..............         303,520          2,752,784          1,163,581          --             --
  Net transfers..........       2,751,272        (23,283,330)           482,164          96,474           9,935
  Surrenders for benefit
   payments and fees.....      (1,450,979)       (32,083,580)        (9,088,689)         (2,549)        (22,961)
  Net annuity
   transactions..........        --                   25,507             (2,073)         --             --
                              -----------       ------------        -----------        --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,603,813        (52,588,619)        (7,445,017)         93,925         (13,026)
                              -----------       ------------        -----------        --------        --------
  Net increase (decrease)
   in net assets.........       3,952,761        (51,159,088)        14,500,100         112,145          14,802
NET ASSETS:
  Beginning of year......       9,244,601        194,769,518         60,492,375          25,356         105,822
                              -----------       ------------        -----------        --------        --------
  End of year............     $13,197,362       $143,610,430        $74,992,475        $137,501        $120,624
                              ===========       ============        ===========        ========        ========


                              INVESCO        INVESCO
                           HEALTH SCIENCE  TECHNOLOGY
                                FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
OPERATIONS:
  Net investment
   income................    $   (9,926)   $  (12,429)
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........        11,326       (50,149)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       519,402     1,022,083
                             ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       520,802       959,505
                             ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        12,828        49,935
  Net transfers..........      (732,397)       16,200
  Surrenders for benefit
   payments and fees.....      (136,351)     (179,887)
  Net annuity
   transactions..........       --             --
                             ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (855,920)     (113,752)
                             ----------    ----------
  Net increase (decrease)
   in net assets.........      (335,118)      845,753
NET ASSETS:
  Beginning of year......     2,118,665     2,201,084
                             ----------    ----------
  End of year............    $1,783,547    $3,046,837
                             ==========    ==========

(m) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-49 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                         KELMOORE
                             INVESCO     STRATEGY      KELMOORE
                           CORE EQUITY   VARIABLE      STRATEGY     MFS EMERGING
                              FUND      EAGLE FUND   VARIABLE FUND  GROWTH SERIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $   14,875   $  (25,165)   $  173,691     $   (74,405)
  Capital gains income...      --           --           --              --
  Net realized gain
   (loss) on security
   transactions..........      (8,932)       2,573       (19,118)       (262,756)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     424,075      632,309       740,617       2,020,065
                           ----------   ----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     430,018      609,717       895,190       1,682,904
                           ----------   ----------    ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       4,807       44,772        34,828          17,519
  Net transfers..........       7,963       61,675       (61,675)       (351,297)
  Surrenders for benefit
   payments and fees.....    (141,313)     (60,557)     (517,524)       (975,754)
  Net annuity
   transactions..........      --           --           --                2,771
                           ----------   ----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (128,543)      45,890      (544,371)     (1,306,761)
                           ----------   ----------    ----------     -----------
  Net increase (decrease)
   in net assets.........     301,475      655,607       350,819         376,143
NET ASSETS:
  Beginning of year......   2,009,197    1,942,955     5,365,881       6,796,071
                           ----------   ----------    ----------     -----------
  End of year............  $2,310,672   $2,598,562    $5,716,700     $ 7,172,214
                           ==========   ==========    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                         NEUBERGER BERMAN
                                                           AMT LIMITED     NEUBERGER BERMAN     SCUDDER       SAFECO
                             MFS HIGH     MFS STRATEGIC      MATURITY        AMT PARTNERS    INTERNATIONAL    EQUITY
                           INCOME SERIES  INCOME SERIES   BOND PORTFOLIO      PORTFOLIO        PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ----------------  ----------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   191,261     $  2,011         $ 38,742         $   (4,869)     $   (9,564)   $    8,657
  Capital gains income...       --            --              --                --               --             --
  Net realized gain
   (loss) on security
   transactions..........        57,578         (509)           3,795             (9,122)        (67,462)      (30,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       633,453        5,087          (22,654)           335,333         567,722       424,286
                            -----------     --------         --------         ----------      ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       882,292        6,589           19,883            321,342         490,696       402,778
                            -----------     --------         --------         ----------      ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        18,405       25,000           32,855              1,150           5,309        19,717
  Net transfers..........      (234,020)      81,180            7,778             42,126         (45,857)     (139,238)
  Surrenders for benefit
   payments and fees.....      (937,850)     (10,952)         (83,903)           (25,025)       (312,438)     (144,866)
  Net annuity
   transactions..........         4,063       --              --                --                 2,563        --
                            -----------     --------         --------         ----------      ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,149,402)      95,228          (43,270)            18,251        (350,423)     (264,387)
                            -----------     --------         --------         ----------      ----------    ----------
  Net increase (decrease)
   in net assets.........      (267,110)     101,817          (23,387)           339,593         140,273       138,391
NET ASSETS:
  Beginning of year......     5,893,890       49,761          988,780            957,094       2,192,974     1,821,378
                            -----------     --------         --------         ----------      ----------    ----------
  End of year............   $ 5,626,780     $151,578         $965,393         $1,296,687      $2,333,247    $1,959,769
                            ===========     ========         ========         ==========      ==========    ==========

                              SAFECO
                              GROWTH
                           OPPORTUNITIES
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  (11,680)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (95,189)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,011,778
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      904,909
                            ----------
UNIT TRANSACTIONS:
  Purchases..............       15,278
  Net transfers..........      132,648
  Surrenders for benefit
   payments and fees.....     (243,911)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (95,985)
                            ----------
  Net increase (decrease)
   in net assets.........      808,924
NET ASSETS:
  Beginning of year......    2,394,949
                            ----------
  End of year............   $3,203,873
                            ==========

_____________________________________ SA-51 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           THE STRONG     VAN ECK      VAN ECK
                             MID CAP     WORLDWIDE    WORLDWIDE     WELLS FARGO
                             GROWTH      BOND FUND   HARD ASSETS  ASSET ALLOCATION
                             FUND II       FUND         FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ----------------
OPERATIONS:
  Net investment
   income................   $  (2,738)   $   2,847    $   (147)      $   19,759
  Capital gains income...      --           --          --             --
  Net realized gain
   (loss) on security
   transactions..........      17,252        5,303      (4,019)         (50,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     140,623       32,911      68,553        1,076,813
                            ---------    ---------    --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     155,137       41,061      64,387        1,046,570
                            ---------    ---------    --------       ----------
UNIT TRANSACTIONS:
  Purchases..............       4,703       30,442       2,736           10,324
  Net transfers..........     353,140     (165,330)    327,753          347,802
  Surrenders for benefit
   payments and fees.....    (318,446)     (13,572)    (20,931)        (897,582)
  Net annuity
   transactions..........      --           --          --             --
                            ---------    ---------    --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      39,397     (148,460)    309,558         (539,456)
                            ---------    ---------    --------       ----------
  Net increase (decrease)
   in net assets.........     194,534     (107,399)    373,945          507,114
NET ASSETS:
  Beginning of year......     381,677      398,216     104,098        5,588,862
                            ---------    ---------    --------       ----------
  End of year............   $ 576,211    $ 290,817    $478,043       $6,095,976
                            =========    =========    ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                              WELLS FARGO       WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                              TOTAL RETURN     EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               BOND FUND           FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  -------------  ------------  -----------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $   686,202      $    142,980    $   3,485     $ (5,085)     $   (793)     $  (304,484)  $  (69,030)
  Capital gains income...         280,630         1,248,415       --           --            --              --            --
  Net realized gain
   (loss) on security
   transactions..........         187,664        (2,087,238)         680          401           465         (861,534)    (253,491)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         442,522        11,337,610      183,385       86,130        30,294        6,453,830    2,199,564
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,597,018        10,641,767      187,550       81,446        29,966        5,287,812    1,877,043
                              -----------      ------------    ---------     --------      --------      -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............          58,384           113,721          608       21,830         2,181          128,178       39,652
  Net transfers..........      (2,292,071)       (1,944,854)     114,392      134,485        29,381       (1,454,943)     (82,664)
  Surrenders for benefit
   payments and fees.....      (3,836,542)       (9,619,160)    (134,984)     (77,032)      (18,486)      (4,350,269)    (920,343)
  Net annuity
   transactions..........          12,036            72,354       --           --            --               70,577        1,747
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,058,193)      (11,377,939)     (19,984)      79,283        13,076       (5,606,457)    (961,608)
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  Net increase (decrease)
   in net assets.........      (4,461,175)         (736,172)     167,566      160,729        43,042         (318,645)     915,435
NET ASSETS:
  Beginning of year......      24,979,797        51,279,914      826,827      328,181        86,298       25,210,180    5,372,149
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  End of year............     $20,518,622      $ 50,543,742    $ 994,393     $488,910      $129,340      $24,891,535   $6,287,584
                              ===========      ============    =========     ========      ========      ===========   ==========

(n) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-53 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Fortis Variable Account D (the "Account") is a separate investment account within Fortis Benefits Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Premier Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities Fund II, Federated Mid Cap Growth Strategies
    Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, ING VP Emerging Markets Fund, ING VP Natural Resources Trust, AIM V.I. Health Sciences Fund, AIM V.I. Technology Fund, AIM V.I. Core Stock Fund, Kelmoore Strategy Variable Eagle Fund, Kelmoore Strategy Variable Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Scudder International Portfolio, Pioneer Growth Opportunities VCT Portfolio, The Strong Mid Cap Growth
    Fund II, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, and Wells Fargo Small Cap Growth Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results

_____________________________________ SA-54 ____________________________________
      in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.40% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.
   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administration expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Century VP Balanced Fund.......  $    269,639  $    381,460
American Century VP Capital Appreciation
 Fund...................................       264,597       377,233
AIM V.I. International Growth Fund......       185,792       596,014
AIM V.I. Premier Equity Fund............       198,646     3,288,730
AllianceBernstein International
 Portfolio..............................     2,635,229     2,930,746
AllianceBernstein Money Market
 Portfolio..............................     7,704,939    10,625,832
AllianceBernstein Premier Growth
 Portfolio..............................       160,719       561,446
Federated American Leaders Fund II......     2,320,932     8,056,562
Federated Capital Appreciation
 Fund II................................     1,216,721     1,174,752
Federated Equity Income Fund II.........     1,556,277     4,272,656
Federated Fund for U.S. Government
 Securities Fund II.....................       596,321     2,379,575
Federated Mid Cap Growth Strategies
 Fund II................................       859,599     3,964,417
Federated High Income Bond Fund II......     3,613,701     5,496,971
Federated International Equity
 Fund II................................       445,055     1,363,091
Federated Prime Money Fund II...........     4,195,499     7,145,022
Federated Quality Bond Fund II..........       724,151       712,584
Federated Capital Income Fund II........       698,542       699,748
Gartmore GVIT Developing Markets Fund...       477,465       894,101
Hartford Advisers HLS Fund..............     8,463,272    53,277,598
Hartford Blue Chip Stock HLS Fund.......     1,063,252    22,364,090
Hartford Bond HLS Fund..................    33,437,782    46,586,466
Hartford Capital Appreciation HLS
 Fund...................................    18,448,392     2,125,956

_____________________________________ SA-55 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Hartford Capital Opportunities HLS
 Fund...................................  $    666,981  $  2,683,235
Hartford Global Leaders HLS Fund........     3,393,425    20,335,625
Hartford Disciplined Equity HLS Fund....     2,367,437    21,396,299
Hartford Growth Opportunities HLS
 Fund...................................     1,790,502    57,426,373
Hartford High Yield HLS Fund............     6,029,987    11,473,806
Hartford Index HLS Fund.................     7,398,614    33,800,162
Hartford International Opportunities HLS
 Fund...................................     2,405,152     3,444,707
Hartford International Stock HLS Fund...       561,704    10,143,771
Hartford LargeCap Growth HLS Fund.......     1,221,694     7,079,911
Hartford MidCap Stock HLS Fund..........     2,431,125     6,428,366
Hartford Money Market HLS Fund..........    17,981,235    35,256,454
Hartford SmallCap Value HLS Fund........     4,113,773    12,748,782
Hartford SmallCap Growth HLS Fund.......     2,616,693    23,325,108
Hartford Stock HLS Fund.................     3,337,332     2,133,815
Hartford U.S. Government Securities HLS
 Fund...................................     6,122,695    42,606,176
Hartford Value Opportunities HLS Fund...     2,959,474    12,581,080
ING VP Emerging Markets Fund............       487,384       374,284
ING VP Natural Resources Trust..........       389,667       323,875
AIM V.I. Health Sciences Fund...........       790,063     1,150,303
AIM V.I. Technology Fund................       819,342     1,173,994
AIM V.I. Core Stock Fund................        68,487       605,689
Kelmoore Strategy Variable Eagle Fund...        32,901       318,879
Kelmoore Strategy Variable Fund.........        21,469       982,830
MFS Emerging Growth Series..............       203,249     1,915,925
MFS High Income Series..................       709,050     1,547,434
MFS Strategic Income Series.............       141,668        32,715
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................       213,938       320,038
Neuberger Berman AMT Partners
 Portfolio..............................       600,294       281,543
Pioneer Fund VCT Portfolio..............     1,359,120     2,210,581
Scudder International Portfolio.........        53,686       380,010
Pioneer Growth Opportunities VCT
 Portfolio..............................     2,935,293     1,606,756
The Strong Mid Cap Growth Fund II.......       575,156       482,698
Van Eck Worldwide Bond Fund.............        83,896        96,694
Van Eck Worldwide Hard Assets Fund......     1,065,922     1,322,386
Wells Fargo Asset Allocation Fund.......     1,475,201     1,645,905
Wells Fargo Total Return Bond Fund......     2,318,419     5,922,782
Wells Fargo Equity Income Fund..........       833,505    12,854,204
Wells Fargo Equity Value Fund...........       197,066       303,869
Wells Fargo Growth Fund.................        71,974       196,666
Wells Fargo International Equity Fund...       126,437        97,408
Wells Fargo Large Company Growth Fund...       154,833     5,333,892
Wells Fargo Small Cap Growth Fund.......       164,688     1,737,521
                                          ------------  ------------
                                          $170,827,053  $525,357,601
                                          ============  ============

_____________________________________ SA-56 ____________________________________

 5.  CHANGES IN SHARES* OUTSTANDING

    The changes in shares outstanding for the year ended December 31, 2004 were as follows:

                                       SHARES      SHARES     NET INCREASE
FUND                                 PURCHASED      SOLD       (DECREASE)
----                                 ----------  -----------  ------------
American Century VP Balanced
 Fund..............................      39,609       56,374      (16,765)
American Century VP Capital
 Appreciation Fund.................      37,311       53,472      (16,161)
AIM V.I. International Growth
 Fund..............................      10,734       34,756      (24,022)
AIM V.I. Premier Equity Fund.......       9,662      163,301     (153,639)
AllianceBernstein International
 Portfolio.........................     200,652      217,946      (17,294)
AllianceBernstein Money Market
 Portfolio.........................   7,704,939   10,625,832   (2,920,893)
AllianceBernstein Premier Growth
 Portfolio.........................       7,775       25,846      (18,071)
Federated American Leaders
 Fund II...........................     121,474      418,877     (297,403)
Federated Capital Appreciation
 Fund II...........................     221,226      214,989        6,237
Federated Equity Income Fund II....     128,261      346,734     (218,473)
Federated Fund for U.S. Government
 Securities Fund II................      51,599      205,981     (154,382)
Federated Mid Cap Growth Strategies
 Fund II...........................      46,244      211,383     (165,139)
Federated High Income Bond
 Fund II...........................     465,861      701,010     (235,149)
Federated International Equity
 Fund II...........................      37,215      114,139      (76,924)
Federated Prime Money Fund II......   3,531,101    2,939,426      591,675
Federated Quality Bond Fund II.....      62,459       61,003        1,456
Federated Capital Income
 Fund II...........................      84,579       84,067          512
Gartmore GVIT Developing Markets
 Fund..............................      43,035       84,765      (41,730)
Hartford Advisers HLS Fund.........     370,967    2,359,175   (1,988,208)
Hartford Blue Chip Stock HLS
 Fund..............................      63,416    1,345,267   (1,281,851)
Hartford Bond HLS Fund.............   2,593,503    1,798,013      795,490
Hartford Capital Appreciation HLS
 Fund..............................     385,979       45,456      340,523
Hartford Capital Opportunities HLS
 Fund..............................     102,080      403,540     (301,460)
Hartford Global Leaders HLS Fund...     198,481    1,220,381   (1,021,900)
Hartford Disciplined Equity HLS
 Fund..............................     203,492    1,887,134   (1,683,642)
Hartford Growth Opportunities HLS
 Fund..............................      72,205    2,319,823   (2,247,618)
Hartford High Yield HLS Fund.......     610,198    1,151,746     (541,548)
Hartford Index HLS Fund............     241,582    1,118,934     (877,352)
Hartford International
 Opportunities HLS Fund............     225,571      325,388      (99,817)
Hartford International Stock HLS
 Fund..............................      46,378      830,245     (783,867)
Hartford LargeCap Growth HLS
 Fund..............................     136,630      791,053     (654,423)
Hartford MidCap Stock HLS Fund.....     211,391      558,177     (346,786)
Hartford Money Market HLS Fund.....  17,981,235   35,256,454  (17,275,219)
Hartford SmallCap Value HLS Fund...     265,394      832,909     (567,515)
Hartford SmallCap Growth HLS
 Fund..............................     141,124    1,288,812   (1,147,688)
Hartford Stock HLS Fund............      75,023       48,223       26,800
Hartford U.S. Government Securities
 HLS Fund..........................     553,795    3,743,809   (3,190,014)
Hartford Value Opportunities HLS
 Fund..............................     183,658      783,691     (600,033)
ING VP Emerging Markets Fund.......      67,192       54,908       12,284
ING VP Natural Resources Trust.....      23,551       19,663        3,888
AIM V.I. Health Sciences Fund......      44,365       65,931      (21,566)
AIM V.I. Technology Fund...........      71,280      103,477      (32,197)
AIM V.I. Core Stock Fund...........       3,752       34,284      (30,532)
Kelmoore Strategy Variable Eagle
 Fund..............................       6,207       62,143      (55,936)
Kelmoore Strategy Variable Fund....       2,611      119,925     (117,314)
MFS Emerging Growth Series.........      12,734      120,660     (107,926)

_____________________________________ SA-57 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                       SHARES      SHARES     NET INCREASE
FUND                                 PURCHASED      SOLD       (DECREASE)
----                                 ----------  -----------  ------------
MFS High Income Series.............      72,115      156,826      (84,711)
MFS Strategic Income Series........      13,220        3,132       10,088
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........      16,256       24,354       (8,098)
Neuberger Berman AMT Partners
 Portfolio.........................      36,835       17,747       19,088
Pioneer Fund VCT Portfolio.........      58,843           57       58,786
Scudder International Portfolio....       6,371       44,875      (38,504)
Pioneer Growth Opportunities VCT
 Portfolio.........................     138,511       79,104       59,407
The Strong Mid Cap Growth
 Fund II...........................      40,503       34,380        6,123
Van Eck Worldwide Bond Fund........       6,767        7,625         (858)
Van Eck Worldwide Hard Assets
 Fund..............................      64,441       79,223      (14,782)
Wells Fargo Asset Allocation
 Fund..............................     117,634      132,281      (14,647)
Wells Fargo Total Return Bond
 Fund..............................     226,794      571,067     (344,273)
Wells Fargo Equity Income Fund.....      53,847      837,466     (783,619)
Wells Fargo Equity Value Fund......      23,067       35,561      (12,494)
Wells Fargo Growth Fund............       5,518       15,224       (9,706)
Wells Fargo International Equity
 Fund..............................      16,696       12,961        3,735
Wells Fargo Large Company Growth
 Fund..............................      18,236      629,838     (611,602)
Wells Fargo Small Cap Growth
 Fund..............................      22,980      245,334     (222,354)

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                       SHARES       SHARES     NET INCREASE
FUND                                  PURCHASED      SOLD       (DECREASE)
----                                 -----------  -----------  ------------
American Century VP Balanced
 Fund..............................      135,501       49,701       85,800
American Century VP Capital
 Appreciation Fund.................       23,305       24,758       (1,453)
AIM V.I. International Growth
 Fund..............................        5,137       50,441      (45,304)
AIM V.I. Premier Equity Fund.......       10,027      122,005     (111,978)
AllianceBernstein International
 Portfolio.........................      932,204      925,840        6,364
AllianceBernstein Money Market
 Porfolio..........................   15,750,138   21,512,219   (5,762,081)
AllianceBernstein Premier Growth
 Portfolio.........................        8,352       67,832      (59,480)
Federated American Leaders
 Fund II...........................      177,260      364,168     (186,908)
Federated Capital Appreciation
 Fund II...........................      367,782      284,404       83,378
Federated Equity Income Fund II....      171,563      361,161     (189,598)
Federated Fund for U.S. Government
 Securities Fund II................      149,607      415,253     (265,646)
Federated Growth Strategies
 Fund II...........................       39,694      249,860     (210,166)
Federated High Income Bond
 Fund II...........................      803,313      728,486       74,827
Federated International Equity
 Fund II...........................       28,829      165,488     (136,659)
Federated Prime Money Fund II......    3,465,030    4,411,319     (946,289)
Federated Quality Bond Fund II.....       64,408       93,080      (28,672)
Federated Total Return Bond
 Fund II...........................       57,435      159,227     (101,792)
Federated Capital Income
 Fund II...........................       82,820      111,963      (29,143)
Gartmore GVIT Developing Markets
 Fund..............................      207,132      199,086        8,046
Hartford Advisers HLS Fund.........      562,777    2,480,234   (1,917,457)
Hartford Blue Chip Stock HLS
 Fund..............................      188,016    1,407,540   (1,219,524)
Hartford Bond HLS Fund.............      927,473    1,960,222   (1,032,749)
Hartford Capital Appreciation HLS
 Fund..............................      340,793       15,494      325,299
Hartford Capital Opportunities HLS
 Fund..............................      183,390      451,341     (267,951)
Hartford Global Leaders HLS Fund...      523,198    2,200,177   (1,676,979)
Hartford Disciplined Equity HLS
 Fund..............................    2,373,647    5,623,999   (3,250,352)
Hartford Growth Opportunities HLS
 Fund..............................      170,446    2,572,439   (2,401,993)

_____________________________________ SA-58 ____________________________________

                                       SHARES       SHARES     NET INCREASE
FUND                                  PURCHASED      SOLD       (DECREASE)
----                                 -----------  -----------  ------------
Hartford High Yield HLS Fund.......    1,162,389    1,005,961      156,428
Hartford Index HLS Fund............      317,043    1,026,908     (709,865)
Hartford International
 Opportunities HLS Fund............    3,368,413    3,845,581     (477,168)
Hartford International Stock HLS
 Fund..............................    1,266,560    2,011,815     (745,255)
Hartford LargeCap Growth HLS
 Fund..............................      261,361    1,009,489     (748,128)
Hartford MidCap Stock HLS Fund.....      398,581      592,770     (194,189)
Hartford Money Market HLS Fund.....   25,393,427   67,807,818  (42,414,391)
Hartford Multisector Bond HLS
 Fund..............................      576,984      545,247       31,737
Hartford SmallCap Value HLS Fund...      339,756    1,241,044     (901,288)
Hartford SmallCap Growth HLS
 Fund..............................      365,826    1,378,261   (1,012,435)
Hartford Stock HLS Fund............      343,599    1,181,887     (838,288)
Hartford U.S. Government Securities
 HLS Fund..........................    1,403,657    5,986,911   (4,583,254)
Hartford Value Opportuniites HLS
 Fund..............................      242,526      919,969     (677,443)
ING VP Emerging Markets Fund.......       16,303        1,077       15,226
ING VP Natural Resources Trust.....          689        1,796       (1,107)
INVESCO Health Science Fund........       17,384       69,958      (52,574)
INVESCO Technology Fund............      168,450      181,177      (12,727)
INVESCO Core Equity Fund...........       10,944       17,960       (7,016)
Kelmoore Strategy Variable Eagle
 Fund..............................       24,722       23,855          867
Kelmoore Strategy Variable Fund....       34,959       87,286      (52,327)
MFS Emerging Growth Series.........       23,390      131,583     (108,193)
MFS High Income Series.............      193,178      297,049     (103,871)
MFS Strategic Income Series........       12,400        3,372        9,028
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       19,082       19,189         (107)
Neuberger Berman AMT Partners
 Portfolio.........................       10,327       10,081          246
Scudder International Portfolio....       11,026       64,895      (53,869)
SAFECO Equity Portfolio............       12,893       26,004      (13,111)
SAFECO Growth Opportunities
 Portfolio.........................       94,319      105,610      (11,291)
The Strong Mid Cap Growth
 Fund II...........................      171,208      166,551        4,657
Van Eck Worldwide Bond Fund........       11,241       24,143      (12,902)
Van Eck Worldwide Hard Assets
 Fund..............................       41,627       19,583       22,044
Wells Fargo Asset Allocation
 Fund..............................       65,304      114,890      (49,586)
Wells Fargo Total Return Bond
 Fund..............................      180,352      661,706     (481,354)
Wells Fargo Equity Income Fund.....      162,785      939,730     (776,945)
Wells Fargo Equity Value Fund......       29,583       32,846       (3,263)
Wells Fargo Growth Fund............       21,331       14,865        6,466
Wells Fargo International Equity
 Fund..............................       20,117       17,965        2,152
Wells Fargo Large Company Growth
 Fund..............................       45,837      853,395     (807,558)
Wells Fargo Small Cap Growth
 Fund..............................       75,587      272,007     (196,420)

  * Shares are equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-59 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
AMERICAN CENTURY VP BALANCED FUND
  2004  Lowest contract charges        136,309   $17.341349    $  2,363,781     0.45%          1.62%          9.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        145,037    15.867981       2,301,440     0.45%          2.49%         18.92%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        111,322    13.343030       1,485,367     0.26%       --               (9.96)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        129,088    14.819239       1,912,984     0.45%          5.19%         (4.12)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2004  Lowest contract charges         47,321    11.257483         532,711     0.45%       --                7.10%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         58,056    10.511068         610,227     0.45%       --               19.93%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         58,776     8.764090         515,122     0.22%       --              (21.55)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         93,352    11.172198       1,042,948     0.45%         34.34%        (28.80)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. INTERNATIONAL GROWTH FUND
  2004  Lowest contract charges        303,901    10.569460       3,212,070     1.40%          0.63%         22.28%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        346,084     8.643478       2,991,370     1.40%          0.53%         27.27%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        426,295     6.791448       2,895,163     0.78%          0.54%        (16.85)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        523,753     8.167428       4,277,716     1.35%          2.35%        (24.65)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-60 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges      1,049,870   $ 9.466085    $  9,938,158     1.40%          0.42%          4.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,382,488     9.075679      12,547,020     1.40%          0.30%         23.34%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,614,027     7.358154      11,876,257     0.73%          0.30%        (31.23)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,078,312    10.699617      22,237,137     1.35%          1.85%        (13.82)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
  2004  Lowest contract charges        140,680    13.527539       1,903,059     0.45%          0.28%         17.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        159,910    11.553105       1,847,454     0.45%          0.15%         31.00%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        152,267     8.818909       1,342,830     0.23%          0.06%        (15.66)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        121,233    10.455866       1,267,593     0.45%          5.34%        (22.80)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
  2004  Lowest contract charges        620,722    12.997379       8,067,760     0.45%          0.67%          0.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        847,610    12.964253      10,988,632     0.45%          0.55%          0.08%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,293,123    12.953735      16,750,773     0.26%          0.61%          0.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,983,265    12.869044      25,522,722     0.45%          3.38%          3.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-61 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
  2004  Lowest contract charges        143,602   $19.197835    $  2,756,847     0.45%       --                8.13%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        164,922    17.754168       2,928,055     0.45%       --               23.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        236,157    14.421067       3,405,631     0.23%       --              (30.96)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        329,053    20.886728       6,872,849     0.45%          5.32%        (17.63)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED AMERICAN LEADERS FUND II
  2004  Lowest contract charges        146,204    20.032799       2,928,880     0.45%          1.43%          9.29%
        Highest contract charges     3,944,848    10.756941      42,434,493     1.40%          1.43%          8.25%
        Remaining contract
        charges                      2,749,463      --           29,932,904     --          --             --
  2003  Lowest contract charges        132,395    18.330567       2,426,882     0.45%          1.56%         27.12%
        Highest contract charges     4,311,023     9.936830      42,837,907     1.40%          1.53%         25.92%
        Remaining contract
        charges                      2,988,299      --           29,992,736     --          --             --
  2002  Lowest contract charges        157,737    14.419885       2,274,553     0.27%       --              (20.57)%
        Highest contract charges     4,547,855     7.891418      35,889,027     0.84%       --              (21.33)%
        Remaining contract
        charges                      3,093,651      --           24,609,494     --          --             --
  2001  Lowest contract charges        221,592    18.155123       4,023,031     0.45%          1.91%         (4.68)%
        Highest contract charges     4,717,012    10.030588      47,314,404     1.40%          1.91%         (5.59)%
        Remaining contract
        charges                      3,103,719      --           31,319,462     --          --             --
FEDERATED CAPITAL APPRECIATION FUND II
  2004  Lowest contract charges      1,104,810     5.583004       6,168,161     1.20%          0.57%          6.11%
        Highest contract charges     1,057,971     5.532476       5,853,198     1.40%          0.57%          5.90%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,057,063     5.261325       5,561,551     1.20%          0.48%         22.44%
        Highest contract charges     1,083,971     5.224154       5,662,831     1.40%          0.49%         22.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        993,913     4.297109       4,270,954     0.75%       --              (23.88)%
        Highest contract charges     1,044,760     4.275285       4,466,645     0.87%       --              (24.03)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        629,588     5.644953       3,553,992     1.20%       --              (25.93)%
        Highest contract charges       620,042     5.627546       3,489,312     1.40%       --              (26.08)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-62 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
FEDERATED EQUITY INCOME FUND II
  2004  Lowest contract charges      1,730,420   $ 9.934519    $ 17,190,888     1.20%          1.94%         11.50%
        Highest contract charges     2,540,778     9.815964      24,940,184     1.40%          1.94%         11.27%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,862,987     8.910321      16,599,815     1.20%          1.91%         25.75%
        Highest contract charges     2,735,502     8.821593      24,131,483     1.40%          1.93%         25.50%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,960,650     7.085521      13,892,226     0.66%       --              (21.69)%
        Highest contract charges     2,934,252     7.029008      20,624,883     0.77%       --              (21.84)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,167,193     9.047699      19,608,106     1.20%          1.91%        (12.08)%
        Highest contract charges     3,390,314     8.993550      30,490,958     1.40%          1.91%        (12.26)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2004  Lowest contract charges        152,016    15.249995       2,318,236     0.45%          4.83%          3.15%
        Highest contract charges       228,963    12.568714       2,877,767     1.40%          4.66%          2.17%
        Remaining contract
        charges                         84,272      --            1,071,974     --          --             --
  2003  Lowest contract charges        218,033    14.785029       3,223,631     0.45%          3.82%          1.91%
        Highest contract charges       288,773    12.301795       3,552,431     1.40%          3.93%          0.94%
        Remaining contract
        charges                        112,740      --            1,400,848     --          --             --
  2002  Lowest contract charges        248,397    14.508435       3,603,851     0.31%       --                8.56%
        Highest contract charges       402,331    12.186867       4,903,160     0.97%       --                7.53%
        Remaining contract
        charges                        244,061      --            2,998,240     --          --             --
  2001  Lowest contract charges        455,238    13.364468       6,084,009     0.45%          4.17%          6.55%
        Highest contract charges       327,833    11.333145       3,715,375     1.40%          4.17%          5.54%
        Remaining contract
        charges                        129,337      --            1,474,631     --          --             --
FEDERATED MID CAP GROWTH STRATEGIES FUND II
  2004  Lowest contract charges      1,236,948    11.965024      14,800,118     1.20%       --               14.06%
        Highest contract charges     1,370,418    11.822225      16,201,391     1.40%       --               13.83%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,355,032    10.490545      14,215,021     1.20%       --               38.41%
        Highest contract charges     1,506,756    10.386085      15,649,302     1.40%       --               38.13%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,495,715     7.579457      11,336,709     0.64%       --              (27.23)%
        Highest contract charges     1,691,106     7.518986      12,715,403     0.74%       --              (27.37)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,834,415    10.415015      19,105,464     1.20%          1.60%        (23.33)%
        Highest contract charges     2,135,120    10.352671      22,104,190     1.40%          1.60%        (23.49)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-63 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
FEDERATED HIGH INCOME BOND FUND II
  2004  Lowest contract charges         67,886   $15.982268    $  1,084,972     0.46%          9.14%          9.96%
        Highest contract charges       567,350    11.848303       6,722,136     1.40%          7.15%          8.93%
        Remaining contract
        charges                        318,877      --            3,823,771     --          --             --
  2003  Lowest contract charges        168,279    14.534031       2,445,776     0.45%          7.35%         21.67%
        Highest contract charges       637,399    10.877466       6,933,285     1.40%          7.34%         20.52%
        Remaining contract
        charges                        348,853      --            3,832,796     --          --             --
  2002  Lowest contract charges        164,850    11.945703       1,969,243     0.30%       --                0.95%
        Highest contract charges       670,423     9.025608       6,050,979     0.94%       --               (0.01)%
        Remaining contract
        charges                        347,006      --            3,157,116     --          --             --
  2001  Lowest contract charges        124,260    11.833851       1,470,477     0.45%         10.44%          0.86%
        Highest contract charges       719,764     9.026496       6,496,943     1.40%         10.44%         (0.10)%
        Remaining contract
        charges                        335,876      --            3,050,039     --          --             --
FEDERATED INTERNATIONAL EQUITY FUND II
  2004  Lowest contract charges        516,622    10.458453       5,403,068     1.20%       --               12.70%
        Highest contract charges       532,642    10.333657       5,504,140     1.40%       --               12.48%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        546,883     9.279550       5,074,824     1.20%       --               30.28%
        Highest contract charges       585,503     9.187158       5,379,104     1.40%       --               30.02%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        603,310     7.122571       4,297,116     0.65%       --              (23.68)%
        Highest contract charges       683,932     7.065757       4,832,501     0.76%       --              (23.83)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        768,142     9.332704       7,168,845     1.20%         13.37%        (30.42)%
        Highest contract charges       879,275     9.276837       8,156,895     1.40%         13.37%        (30.56)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED PRIME MONEY FUND II
  2004  Lowest contract charges        227,104    11.012982       2,501,094     1.20%          0.80%         (0.39)%
        Highest contract charges           114     7.689805             880     1.39%          0.62%         (0.59)%
        Remaining contract
        charges                        237,417      --            2,583,335     --          --             --
  2003  Lowest contract charges        210,052    11.056185       2,322,370     1.21%          0.69%         (0.52)%
        Highest contract charges           642     7.735429           4,965     1.40%          0.66%         (0.71)%
        Remaining contract
        charges                        200,088      --            2,166,289     --          --             --
  2002  Lowest contract charges        245,427    11.113480       2,727,545     1.11%          1.20%         16.71%
        Highest contract charges           451     7.791086           3,517     1.33%       --              (17.75)%
        Remaining contract
        charges                        230,892      --            2,516,200     --          --             --
  2001  Lowest contract charges        162,068    11.088059       1,797,025     1.20%          4.58%          2.50%
        Highest contract charges       231,034    11.021733       2,549,375     1.40%          4.58%          2.29%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-64 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
FEDERATED QUALITY BOND FUND II
  2004  Lowest contract charges         88,841   $12.998296    $  1,154,786     1.20%          4.12%          2.38%
        Highest contract charges       132,220    12.880819       1,703,104     1.40%          4.10%          2.18%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         92,693    12.695606       1,176,791     1.20%          3.58%          3.40%
        Highest contract charges       135,291    12.606066       1,705,490     1.40%          3.54%          3.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        110,351    12.278394       1,354,936     0.80%       --                8.01%
        Highest contract charges       149,920    12.216190       1,831,456     0.94%       --                7.79%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         72,713    11.368291         826,616     1.20%          1.51%          6.72%
        Highest contract charges        88,666    11.333361       1,004,889     1.40%          1.51%          6.51%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED CAPITAL INCOME FUND II
  2004  Lowest contract charges          9,773    12.073866         117,997     0.45%          5.42%          9.51%
        Highest contract charges       479,417     7.433366       3,563,684     1.40%          4.37%          8.47%
        Remaining contract
        charges                        233,451      --            1,756,292     --          --             --
  2003  Lowest contract charges         19,098    11.025674         210,573     0.45%          6.93%         20.13%
        Highest contract charges       489,360     6.852814       3,353,492     1.40%          6.59%         19.00%
        Remaining contract
        charges                        232,018      --            1,605,966     --          --             --
  2002  Lowest contract charges         27,425     9.178114         251,709     0.25%       --              (24.25)%
        Highest contract charges       545,226     5.758902       3,139,901     0.78%       --              (24.97)%
        Remaining contract
        charges                        247,025      --            1,434,028     --          --             --
  2001  Lowest contract charges         38,878    12.116197         471,048     0.45%          3.61%        (14.16)%
        Highest contract charges       652,755     7.675148       5,009,988     1.40%          3.61%        (14.98)%
        Remaining contract
        charges                        308,116      --            2,379,077     --          --             --
GARTMORE GVIT DEVELOPING MARKETS FUND
  2004  Lowest contract charges         87,071    12.063325       1,050,371     0.45%          0.52%         19.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        134,061    10.115487       1,356,089     0.45%          0.05%         58.98%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges        265,796    11.812513       3,139,720     1.25%          1.91%          2.46%
        Highest contract charges     2,150,289    10.481179      22,537,561     1.85%          2.01%          1.84%
        Remaining contract
        charges                     69,007,665      --          246,887,070     --          --             --
  2003  Lowest contract charges        351,906    11.529453       4,057,287     1.25%          2.26%         17.02%
        Highest contract charges     2,409,529    10.291601      24,797,909     1.85%          2.43%         16.32%
        Remaining contract
        charges                     81,361,467      --          284,394,858     --          --             --
  2002  Lowest contract charges        486,552     9.852516       4,793,766     0.70%          3.07%        (15.95)%
        Highest contract charges     2,525,096     8.847599      22,341,034     1.04%          2.90%        (16.46)%
        Remaining contract
        charges                     94,026,782      --          281,142,240     --          --             --
  2001  Lowest contract charges        728,837    11.722866       8,544,058     1.25%         11.73%         (8.04)%
        Highest contract charges     2,364,104    10.590650      25,037,398     1.85%         11.73%         (8.60)%
        Remaining contract
        charges                    122,798,944      --          437,312,823     --          --             --

_____________________________________ SA-65 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD BLUE CHIP STOCK HLS FUND
  2004  Lowest contract charges        213,094   $10.869698    $  2,316,270     1.25%          0.20%          7.55%
        Highest contract charges     1,242,395     9.399323      11,677,669     1.85%          0.20%          6.91%
        Remaining contract
        charges                      5,432,275      --           97,329,102     --          --             --
  2003  Lowest contract charges        290,534    10.106692       2,936,339     1.25%          0.03%         27.69%
        Highest contract charges     1,354,533     8.792113      11,909,205     1.85%          0.04%         26.93%
        Remaining contract
        charges                      6,513,708      --          108,621,283     --          --             --
  2002  Lowest contract charges        372,972     7.914933       2,952,049     0.68%       --              (25.34)%
        Highest contract charges     1,470,287     6.926832      10,184,430     1.01%       --              (25.78)%
        Remaining contract
        charges                      7,487,321      --           97,877,954     --          --             --
  2001  Lowest contract charges        530,321    10.600670       5,621,754     1.25%       --              (15.49)%
        Highest contract charges     1,378,018     9.333245      12,681,380     1.85%       --              (16.00)%
        Remaining contract
        charges                      9,324,745      --          163,424,964     --          --             --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges        118,087    13.402785       1,582,690     1.25%          5.10%          3.33%
        Highest contract charges       825,664    13.013733      10,744,975     1.85%          5.67%          2.71%
        Remaining contract
        charges                     26,061,382      --           69,320,361     --          --             --
  2003  Lowest contract charges        111,698    12.971546       1,448,897     1.26%          3.81%          6.51%
        Highest contract charges       381,584    12.670795       4,834,974     1.85%          4.33%          5.87%
        Remaining contract
        charges                     26,436,919      --           68,124,847     --          --             --
  2002  Lowest contract charges        153,412    12.179130       1,868,425     0.89%          4.76%          8.75%
        Highest contract charges       425,861    11.968304       5,096,839     1.31%          3.93%          8.10%
        Remaining contract
        charges                     32,034,964      --           77,584,807     --          --             --
  2001  Lowest contract charges        155,573    11.198762       1,742,219     1.25%          7.77%          5.36%
        Highest contract charges       263,903    11.071166       2,921,717     1.85%          7.77%          4.72%
        Remaining contract
        charges                     34,033,056      --           75,865,605     --          --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges        947,266     1.659901       1,572,368     1.25%          0.44%         17.88%
        Highest contract charges     3,551,278     1.640824       5,827,023     1.84%          0.42%         17.18%
        Remaining contract
        charges                     17,007,571      --           28,176,681     --          --             --
  2003  Lowest contract charges        482,547     1.408094         679,472     1.15%          1.29%         40.81%
        Highest contract charges     2,152,457     1.400278       3,014,038     1.70%          1.35%         40.03%
        Remaining contract
        charges                      7,758,716      --           10,914,923     --          --             --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges         27,548     6.340055         174,658     1.25%          0.33%          8.57%
        Highest contract charges       727,825     6.164861       4,486,938     1.85%          0.40%          7.92%
        Remaining contract
        charges                      1,000,463      --            6,313,397     --          --             --
  2003  Lowest contract charges         54,141     5.839701         316,165     1.25%          0.37%         25.80%
        Highest contract charges       821,300     5.712505       4,691,678     1.85%          0.35%         25.05%
        Remaining contract
        charges                      1,196,756      --            6,963,053     --          --             --
  2002  Lowest contract charges         56,380     4.641965         261,713     0.69%       --              (29.73)%
        Highest contract charges       930,914     4.568148       4,252,553     1.02%       --              (30.16)%
        Remaining contract
        charges                      1,356,092      --            6,278,103     --          --             --
  2001  Lowest contract charges         61,945     6.606241         409,227     1.25%       --              (24.59)%
        Highest contract charges     1,020,207     6.540416       5,267,857     1.85%       --              (25.04)%
        Remaining contract
        charges                      1,644,544      --           10,846,112     --          --             --

_____________________________________ SA-66 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges        102,724   $11.369186    $  1,167,893     1.25%          0.50%         17.71%
        Highest contract charges     1,102,333    10.273347      11,324,648     1.85%          0.54%         17.00%
        Remaining contract
        charges                      5,349,750      --          135,083,626     --          --             --
  2003  Lowest contract charges        121,249     9.658953       1,171,139     1.25%          0.42%         33.89%
        Highest contract charges     1,103,304     8.780452       9,687,507     1.84%          0.44%         33.09%
        Remaining contract
        charges                      6,032,437      --          129,460,994     --          --             --
  2002  Lowest contract charges        124,493     7.214026         898,092     0.69%          0.76%        (20.33)%
        Highest contract charges       924,972     6.597312       6,102,330     1.01%          0.84%        (20.81)%
        Remaining contract
        charges                      6,785,262      --          108,830,434     --          --             --
  2001  Lowest contract charges        169,669     9.055264       1,536,402     1.25%          5.20%        (24.75)%
        Highest contract charges       933,096     8.331021       7,773,641     1.85%          5.20%        (25.20)%
        Remaining contract
        charges                      8,667,084      --          174,531,315     --          --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges        191,177    10.438011       1,995,508     1.25%          1.07%          7.06%
        Highest contract charges     1,296,653    10.292799      13,346,190     1.85%          1.08%          6.42%
        Remaining contract
        charges                      4,815,059      --          106,985,432     --          --             --
  2003  Lowest contract charges        222,110     9.749413       2,165,445     1.25%          1.24%         27.22%
        Highest contract charges            10     5.905445              61     2.09%       --               27.52%
        Remaining contract
        charges                      7,046,369      --          130,741,867     --          --             --
  2002  Lowest contract charges        205,665     7.663448       1,576,102     0.66%          0.40%        (25.63)%
        Highest contract charges       611,762     7.648015       4,678,761     0.98%          0.37%        (26.07)%
        Remaining contract
        charges                      5,865,772      --           95,878,835     --          --             --
  2001  Lowest contract charges        245,532    10.303923       2,529,941     1.25%          8.55%        (10.70)%
        Highest contract charges       539,410    10.345191       5,580,300     1.85%          8.55%        (11.24)%
        Remaining contract
        charges                      7,747,879      --          170,449,467     --          --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        172,796    14.604952       2,523,676     1.25%       --               15.73%
        Highest contract charges     1,497,477    12.809151      19,181,403     1.85%       --               15.04%
        Remaining contract
        charges                     60,254,528      --          334,476,760     --          --             --
  2003  Lowest contract charges        200,066    12.619831       2,524,801     1.25%       --               42.01%
        Highest contract charges     1,660,726    11.134690      18,491,669     1.85%       --               41.16%
        Remaining contract
        charges                     69,951,336      --          335,919,835     --          --             --
  2002  Lowest contract charges        245,809     8.886820       2,184,458     0.67%       --              (28.55)%
        Highest contract charges     1,744,801     7.888117      13,763,197     0.99%       --              (28.98)%
        Remaining contract
        charges                     80,191,785      --          271,668,462     --          --             --
  2001  Lowest contract charges        327,471    12.437927       4,073,063     1.25%         23.84%        (23.82)%
        Highest contract charges     1,632,289    11.106747      18,129,419     1.85%         23.84%        (24.28)%
        Remaining contract
        charges                     98,399,513      --          468,234,268     --          --             --

_____________________________________ SA-67 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges         42,877   $10.602852    $    454,617     1.26%          5.67%          6.07%
        Highest contract charges       387,825    10.834240       4,201,785     1.85%          5.07%          5.44%
        Remaining contract
        charges                      2,064,646      --           28,745,117     --          --             --
  2003  Lowest contract charges         76,935     9.996119         769,052     1.25%          3.76%         21.66%
        Highest contract charges       427,235    10.275706       4,390,141     1.85%          3.96%         20.93%
        Remaining contract
        charges                      2,513,147      --           33,020,147     --          --             --
  2002  Lowest contract charges         58,752     8.216739         482,752     0.75%          8.96%         (8.29)%
        Highest contract charges       406,371     8.497341       3,453,075     1.11%          5.08%         (8.84)%
        Remaining contract
        charges                      2,493,238      --           26,954,214     --          --             --
  2001  Lowest contract charges         93,078     8.959495         833,930     1.25%         12.07%         (0.02)%
        Highest contract charges       313,259     9.321291       2,919,978     1.85%         12.07%         (0.62)%
        Remaining contract
        charges                      3,253,131      --           38,387,088     --          --             --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges        296,673    16.767469       4,974,457     0.45%          1.25%          9.90%
        Highest contract charges     1,173,986     9.059619      10,635,869     1.85%          1.24%          8.37%
        Remaining contract
        charges                      7,684,250      --          136,327,104     --          --             --
  2003  Lowest contract charges        342,944    15.257272       5,232,392     0.45%          1.48%         27.56%
        Highest contract charges     1,297,816     8.359844      10,849,543     1.85%          1.38%         25.79%
        Remaining contract
        charges                      9,200,489      --          149,680,502     --          --             --
  2002  Lowest contract charges        347,163    11.961142       4,152,464     0.24%          1.02%        (22.82)%
        Highest contract charges     1,389,538     6.646124       9,235,043     1.00%          1.08%        (23.89)%
        Remaining contract
        charges                     10,475,618      --          134,641,587     --          --             --
  2001  Lowest contract charges        471,495    15.497037       7,306,776     0.45%          3.47%        (12.68)%
        Highest contract charges     1,184,304     8.732415      10,341,831     1.85%          3.47%        (13.90)%
        Remaining contract
        charges                     13,218,887      --          222,047,426     --          --             --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        346,370     1.574604         545,395     1.25%          0.80%         16.62%
        Highest contract charges     1,363,513     1.556525       2,122,342     1.85%          0.78%         15.92%
        Remaining contract
        charges                     11,382,055      --           17,894,022     --          --             --
  2003  Lowest contract charges        379,122     1.350254         511,912     1.15%          0.76%         35.03%
        Highest contract charges     1,117,379     1.342769       1,500,382     1.72%          0.99%         34.28%
        Remaining contract
        charges                     12,249,080      --           16,529,571     --          --             --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2004  Lowest contract charges        101,552    10.455085       1,061,734     1.25%          0.30%         13.88%
        Highest contract charges       803,467     9.275689       7,452,707     1.85%          0.30%         13.20%
        Remaining contract
        charges                      2,854,684      --           48,688,656     --          --             --
  2003  Lowest contract charges        132,427     9.180889       1,215,795     1.24%          2.19%         28.40%
        Highest contract charges       884,917     8.194213       7,251,196     1.85%          2.45%         27.63%
        Remaining contract
        charges                      3,374,201      --           50,586,178     --          --             --
  2002  Lowest contract charges        165,322     7.150194       1,182,087     0.72%       --              (10.87)%
        Highest contract charges       975,053     6.420100       6,259,938     1.05%       --              (11.40)%
        Remaining contract
        charges                      3,935,622      --           45,998,245     --          --             --
  2001  Lowest contract charges        235,097     8.021914       1,885,931     1.25%          8.41%        (25.23)%
        Highest contract charges     1,020,207     7.246202       7,392,625     1.85%          8.41%        (25.68)%
        Remaining contract
        charges                      5,080,794      --           66,689,252     --          --             --

_____________________________________ SA-68 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD LARGECAP GROWTH HLS FUND
  2004  Lowest contract charges        111,736   $ 9.203748    $  1,028,394     1.25%          0.05%         10.15%
        Highest contract charges     1,098,650     7.046718       7,741,880     1.85%          0.05%          9.50%
        Remaining contract
        charges                      3,188,477      --           29,150,475     --          --             --
  2003  Lowest contract charges        141,458     8.355387       1,181,934     1.25%       --               21.89%
        Highest contract charges     1,195,966     6.435670       7,696,845     1.85%       --               21.16%
        Remaining contract
        charges                      3,702,101      --           30,757,209     --          --             --
  2002  Lowest contract charges        217,037     6.854930       1,487,776     0.67%       --              (31.90)%
        Highest contract charges     1,316,175     5.311709       6,991,140     0.98%       --              (32.30)%
        Remaining contract
        charges                      4,227,456      --           28,843,516     --          --             --
  2001  Lowest contract charges        312,590    10.065494       3,146,373     1.25%       --              (15.96)%
        Highest contract charges     1,172,964     7.846572       9,203,745     1.85%       --              (16.47)%
        Remaining contract
        charges                      5,342,833      --           53,580,897     --          --             --
HARTFORD MIDCAP STOCK HLS FUND
  2004  Lowest contract charges         63,022    13.280205         836,950     1.25%          0.13%         11.43%
        Highest contract charges       630,446    14.004268       8,828,929     1.85%          0.13%         10.77%
        Remaining contract
        charges                      2,296,130      --           30,290,052     --          --             --
  2003  Lowest contract charges         89,643    11.917569       1,068,324     1.25%          0.16%         29.42%
        Highest contract charges       640,897    12.642956       8,102,835     1.85%          0.16%         28.65%
        Remaining contract
        charges                      2,546,195      --           30,172,593     --          --             --
  2002  Lowest contract charges        125,793     9.208382       1,158,349     0.75%       --              (14.14)%
        Highest contract charges       644,102     9.827596       6,329,974     1.10%       --              (14.65)%
        Remaining contract
        charges                      2,645,292      --           24,245,095     --          --             --
  2001  Lowest contract charges        150,860    10.724770       1,617,944     1.25%          0.29%         (5.37)%
        Highest contract charges       530,214    11.514934       6,105,383     1.85%          0.29%         (5.94)%
        Remaining contract
        charges                      2,688,533      --           28,728,065     --          --             --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges        143,311    11.389829       1,632,284     1.25%          0.91%         (0.31)%
        Highest contract charges       357,390    10.479149       3,745,143     1.85%          0.92%         (0.91)%
        Remaining contract
        charges                     18,480,485      --           33,997,028     --          --             --
  2003  Lowest contract charges        227,554    11.425285       2,599,870     1.25%          0.77%         (0.50)%
        Highest contract charges       455,864    10.575017       4,820,771     1.86%          0.76%         (1.10)%
        Remaining contract
        charges                     25,956,837      --           49,228,855     --          --             --
  2002  Lowest contract charges        514,961    11.483100       5,913,354     0.79%          0.82%          0.25%
        Highest contract charges       677,310    10.692495       7,242,133     1.17%          0.83%         (0.35)%
        Remaining contract
        charges                     45,288,135      --           85,908,865     --          --             --
  2001  Lowest contract charges        742,636    11.454945       8,506,850     1.25%          4.89%          2.65%
        Highest contract charges       810,671    10.730512       8,698,914     1.85%          4.89%          2.03%
        Remaining contract
        charges                     55,937,862      --          104,568,660     --          --             --

_____________________________________ SA-69 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD SMALLCAP VALUE HLS FUND
  2004  Lowest contract charges         92,516   $20.637831    $  1,909,325     1.25%          0.62%         12.57%
        Highest contract charges       566,631    19.954140      11,306,639     1.85%          0.66%         11.90%
        Remaining contract
        charges                      2,867,862      --           58,792,597     --          --             --
  2003  Lowest contract charges        124,540    18.333649       2,283,264     1.25%          0.50%         36.74%
        Highest contract charges       629,083    17.832921      11,218,394     1.85%          0.49%         35.92%
        Remaining contract
        charges                      3,242,188      --           59,104,621     --          --             --
  2002  Lowest contract charges        163,125    13.407867       2,187,159     0.68%       --              (16.22)%
        Highest contract charges       710,182    13.120084       9,317,646     1.01%       --              (16.72)%
        Remaining contract
        charges                      3,868,824      --           51,630,547     --          --             --
  2001  Lowest contract charges        256,560    16.003285       4,105,802     1.25%       --               19.49%
        Highest contract charges       594,566    15.754177       9,366,898     1.85%       --               18.77%
        Remaining contract
        charges                      4,532,052      --           72,261,786     --          --             --
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges        109,034    16.879488       1,840,445     1.25%       --               14.00%
        Highest contract charges     1,065,223    12.316263      13,119,567     1.85%       --               13.32%
        Remaining contract
        charges                      4,533,263      --          115,703,768     --          --             --
  2003  Lowest contract charges        142,100    14.807037       2,104,073     1.25%       --               48.20%
        Highest contract charges     1,154,902    10.869068      12,552,705     1.85%       --               47.31%
        Remaining contract
        charges                      5,295,664      --          118,686,137     --          --             --
  2002  Lowest contract charges        164,255     9.991385       1,641,131     0.68%       --              (29.72)%
        Highest contract charges     1,262,239     7.378253       9,313,120     1.00%       --              (30.14)%
        Remaining contract
        charges                      5,928,611      --           89,747,902     --          --             --
  2001  Lowest contract charges        218,231    14.216408       3,102,456     1.25%         10.93%        (21.18)%
        Highest contract charges     1,171,384    10.561596      12,371,683     1.85%         10.93%        (21.66)%
        Remaining contract
        charges                      7,229,080      --          155,867,510     --          --             --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges        263,890     1.309218         345,490     1.25%          1.00%          2.88%
        Highest contract charges     3,759,017     1.294174       4,864,823     1.85%          1.09%          2.26%
        Remaining contract
        charges                      7,358,905      --            9,615,896     --          --             --
  2003  Lowest contract charges        285,121     1.272633         362,854     1.16%          1.27%         27.26%
        Highest contract charges     3,799,080     1.265575       4,808,020     1.72%          1.26%         26.56%
        Remaining contract
        charges                      6,312,827      --            8,026,488     --          --             --
  2002  Lowest contract charges         32,327     7.839732         253,433     0.75%          1.09%        (20.90)%
        Highest contract charges       456,017     7.715214       3,518,272     1.10%          1.21%        (21.40)%
        Remaining contract
        charges                        699,967      --            5,472,896     --          --             --
  2001  Lowest contract charges         48,053     9.911251         476,270     1.25%          1.12%         (4.69)%
        Highest contract charges       396,991     9.815663       3,895,537     1.85%          1.12%         (5.27)%
        Remaining contract
        charges                        749,948      --            7,420,516     --          --             --

_____________________________________ SA-70 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges        351,862   $13.352326    $  4,698,179     1.25%          3.43%          0.80%
        Highest contract charges     1,278,741    12.579267      16,085,622     1.85%          3.50%          0.20%
        Remaining contract
        charges                      3,660,029      --           84,611,695     --          --             --
  2003  Lowest contract charges        457,027    13.246029       6,053,799     1.25%          1.50%          0.88%
        Highest contract charges     1,634,154    12.554227      20,515,541     1.85%          1.54%          0.27%
        Remaining contract
        charges                      5,098,346      --          117,041,090     --          --             --
  2002  Lowest contract charges        656,520    13.130818       8,620,640     0.95%       --                9.36%
        Highest contract charges     1,985,360    12.519929      24,856,562     1.42%       --                8.70%
        Remaining contract
        charges                      7,080,501      --          161,292,316     --          --             --
  2001  Lowest contract charges        604,509    12.007389       7,258,573     1.25%          5.17%          6.20%
        Highest contract charges     1,613,505    11.517702      18,583,866     1.85%          5.17%          5.56%
        Remaining contract
        charges                      6,250,398      --          130,331,819     --          --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        118,230    14.327968       1,693,993     1.25%          0.30%         17.40%
        Highest contract charges       720,037    14.705342      10,588,387     1.85%          0.31%         16.70%
        Remaining contract
        charges                      3,028,993      --           65,691,023     --          --             --
  2003  Lowest contract charges        132,959    12.204538       1,622,703     1.25%          0.54%         40.12%
        Highest contract charges       776,714    12.601317       9,787,623     1.85%          0.52%         39.28%
        Remaining contract
        charges                      3,438,402      --           63,582,149     --          --             --
  2002  Lowest contract charges        169,665     8.710400       1,477,848     0.67%       --              (25.89)%
        Highest contract charges       843,587     9.047624       7,632,462     0.99%       --              (26.33)%
        Remaining contract
        charges                      3,889,399      --           51,382,065     --          --             --
  2001  Lowest contract charges        224,188    11.752597       2,634,794     1.25%         13.81%         (3.76)%
        Highest contract charges       687,765    12.281243       8,446,612     1.85%         13.81%         (4.34)%
        Remaining contract
        charges                      5,065,823      --           90,388,216     --          --             --
ING VP EMERGING MARKETS FUND
  2004  Lowest contract charges         23,119    11.396450         263,472     0.45%          0.79%         21.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         14,619     9.405803         137,501     0.45%       --               46.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          3,951     6.418426          25,356     0.18%       --               (9.74)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          3,847     7.110870          27,358     0.45%         13.90%        (11.04)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-71 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
ING VP NATURAL RESOURCES TRUST
  2004  Lowest contract charges         12,418   $16.366942    $    203,240     0.45%          1.27%         12.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          8,266    14.592673         120,624     0.45%       --               29.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          9,423    11.230070         105,822     0.20%          0.22%         (2.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         28,201    11.522300         324,939     0.45%       --              (16.31)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. HEALTH SCIENCES FUND
  2004  Lowest contract charges         79,805    18.933125       1,510,965     0.45%       --                7.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        100,878    17.680161       1,783,547     0.45%       --               27.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        152,438    13.898552       2,118,665     0.24%       --              (24.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        213,189    18.419133       3,926,765     0.45%          0.01%        (13.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. TECHNOLOGY FUND
  2004  Lowest contract charges        230,414    12.100547       2,788,135     0.45%       --                4.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        262,277    11.616845       3,046,837     0.45%       --               44.64%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        274,046     8.031808       2,201,084     0.21%       --              (47.08)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        435,107    15.178231       6,604,189     0.45%       --              (46.07)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-72 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
AIM V.I. CORE STOCK FUND
  2004  Lowest contract charges        118,790   $15.345871    $  1,822,939     0.45%          0.76%          3.77%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        156,253    14.787999       2,310,672     0.45%          1.15%         22.05%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        165,820    12.116737       2,009,197     0.25%          1.32%        (17.13)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        212,497    14.882395       3,162,464     0.45%          0.45%        (10.30)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
KELMOORE STRATEGY VARIABLE EAGLE FUND
  2004  Lowest contract charges        179,074     5.330570         954,567     1.15%       --               (5.69)%
        Highest contract charges       233,653     5.232434       1,222,576     1.60%       --               (6.11)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        207,681     5.651878       1,173,786     1.15%          0.16%         32.15%
        Highest contract charges       255,663     5.572862       1,424,776     1.60%          0.17%         31.56%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        208,202     4.276808         890,441     0.76%          3.57%        (29.32)%
        Highest contract charges       248,468     4.236020       1,052,514     1.04%          5.26%        (29.64)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        102,968     6.050875         623,049     1.15%       --              (39.59)%
        Highest contract charges        70,183     6.020230         422,519     1.60%       --              (39.86)%
        Remaining contract
        charges                        --           --             --           --          --             --
KELMOORE STRATEGY VARIABLE FUND
  2004  Lowest contract charges        346,023     8.899207       3,079,332     1.15%       --                3.17%
        Highest contract charges       214,842     8.735489       1,876,753     1.60%       --                2.71%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        442,863     8.625735       3,820,021     1.15%          4.43%         18.20%
        Highest contract charges       223,001     8.505231       1,896,679     1.60%          4.44%         17.67%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        489,254     7.297712       3,570,437     0.68%          3.65%        (15.70)%
        Highest contract charges       248,394     7.228207       1,795,444     0.95%          3.94%        (16.08)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        384,838     8.657088       3,331,576     1.15%       --              (13.57)%
        Highest contract charges       207,065     8.613340       1,783,520     1.60%       --              (13.96)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-73 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
MFS EMERGING GROWTH SERIES
  2004  Lowest contract charges         68,736   $16.494872    $  1,133,790     0.45%       --               12.45%
        Highest contract charges       537,677     9.442504       5,077,019     1.40%       --               11.39%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         84,597    14.668334       1,240,890     0.45%       --               29.64%
        Highest contract charges       699,693     8.477049       5,931,324     1.40%       --               28.42%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        119,830    11.314430       1,355,805     0.23%       --              (34.06)%
        Highest contract charges       824,144     6.601108       5,440,266     0.72%       --              (34.68)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        177,946    17.158125       3,053,214     0.45%          5.85%        (33.78)%
        Highest contract charges     1,099,614    10.106338      11,113,067     1.35%          5.85%        (34.41)%
        Remaining contract
        charges                        --           --             --           --          --             --
MFS HIGH INCOME SERIES
  2004  Lowest contract charges         61,696    15.989376         986,482     0.45%          4.73%          8.66%
        Highest contract charges       341,629    11.672287       3,987,591     1.40%          4.90%          7.63%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,211    14.715094       1,047,874     0.45%          4.82%         17.43%
        Highest contract charges       422,231    10.844561       4,578,906     1.40%          4.26%         16.32%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        109,510    12.531160       1,372,289     0.26%       --                2.11%
        Highest contract charges       484,986     9.323154       4,521,601     0.80%       --                1.14%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        124,454    12.272332       1,527,264     0.45%          8.88%          1.62%
        Highest contract charges       627,860     9.217783       5,787,476     1.35%          8.88%          0.65%
        Remaining contract
        charges                        --           --             --           --          --             --
MFS STRATEGIC INCOME SERIES
  2004  Lowest contract charges         18,132    14.793340         268,229     0.45%          4.33%          7.25%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         10,989    13.793767         151,578     0.45%          2.68%          9.88%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          3,964    12.553012          49,761     0.26%       --                7.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,382    11.632921          62,606     0.45%          6.33%          4.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-74 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2004  Lowest contract charges         61,241   $13.614332    $    833,754     0.45%          3.33%          0.33%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,142    13.569986         965,393     0.45%          4.35%          1.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         74,297    13.308572         988,780     0.26%       --                4.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        103,806    12.690569       1,317,353     0.45%          4.19%         (3.30)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2004  Lowest contract charges        117,208    16.144003       1,892,213     0.45%          0.01%         18.44%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         95,132    13.630397       1,296,687     0.45%       --               34.48%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         94,430    10.135482         957,094     0.23%       --              (24.48)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        116,299    13.421767       1,560,953     0.45%          3.53%        (13.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PIONEER FUND VCT PORTFOLIO
  2004  Lowest contract charges        117,566    10.285190       1,209,192     0.04%       --                2.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
SCUDDER INTERNATIONAL PORTFOLIO
  2004  Lowest contract charges        149,687    15.483857       2,317,726     1.40%          1.32%         14.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        173,160    13.474523       2,333,247     1.40%          0.79%         25.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        205,048    10.694936       2,192,974     0.74%       --              (19.40)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        301,812    13.269274       4,004,824     1.35%         18.49%        (31.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-75 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  2004  Lowest contract charges        279,244   $19.093796    $  5,331,834     0.45%       --               21.78%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        204,336    15.679402       3,203,873     0.45%       --               42.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        217,356    11.018552       2,394,949     0.22%       --              (37.95)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        334,075    17.757031       5,932,183     0.45%          2.76%         18.60%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
THE STRONG MID CAP GROWTH FUND II
  2004  Lowest contract charges         73,413    10.716759         786,751     0.45%       --               18.62%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         63,779     9.034490         576,211     0.45%       --               33.61%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         56,446     6.761785         381,677     0.12%       --              (37.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         15,010    10.875698         163,247     0.45%       --                8.76%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
VAN ECK WORLDWIDE BOND FUND
  2004  Lowest contract charges         17,459    16.028761         279,840     0.45%          8.56%          8.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         19,715    14.751171         290,817     0.45%          1.57%         17.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         31,756    12.540005         398,216     0.33%       --               21.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         17,085    10.354186         176,904     0.45%       --               (5.48)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-76 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
VAN ECK WORLDWIDE HARD ASSETS FUND
  2004  Lowest contract charges         23,066   $13.822619    $    318,838     0.45%          0.39%         23.42%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         42,685    11.199452         478,043     0.45%          0.33%         44.43%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         13,424     7.754362         104,098     0.20%       --               (3.27)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         14,094     8.016455         112,986     0.45%       --              (10.84)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges        574,132    10.677256       6,130,153     1.40%          2.02%          7.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        615,596     9.902564       6,095,976     1.40%          1.60%         20.40%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        679,515     8.224779       5,588,862     0.80%          1.47%        (14.07)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        718,488     9.571168       6,876,769     1.35%          4.72%         (8.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO TOTAL RETURN BOND FUND
  2004  Lowest contract charges        933,668    17.060360      15,928,709     1.40%          3.30%          2.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,238,102    16.572652      20,518,622     1.40%          4.25%          6.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,611,369    15.502217      24,979,797     0.82%          3.44%          6.32%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,095,987    14.580525      30,560,590     1.35%          6.58%          5.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-77 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges      2,455,228   $17.304616    $ 42,486,775     1.40%          1.49%          9.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      3,199,409    15.797838      50,543,742     1.40%          1.54%         24.46%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      4,039,894    12.693380      51,279,914     0.75%          1.14%        (20.39)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      5,314,216    15.943861      84,729,115     1.35%          3.35%         (6.73)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO EQUITY VALUE FUND
  2004  Lowest contract charges        100,484     9.698295         974,522     1.40%          1.58%          9.68%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        112,455     8.842539         994,393     1.40%          1.66%         23.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        115,781     7.141282         826,827     0.80%          1.20%        (25.15)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         78,567     9.540848         749,596     1.35%          0.63%         (7.69)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO GROWTH FUND
  2004  Lowest contract charges         55,582     7.093477         394,271     1.40%       --                6.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         73,660     6.637365         488,910     1.40%       --               21.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         60,257     5.446312         328,181     0.76%          0.11%        (26.87)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         61,195     7.447668         455,756     1.35%          8.56%        (20.37)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-78 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges         21,964   $ 7.847984    $    172,371     1.40%          0.26%          8.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         17,817     7.259319         129,340     1.39%          0.35%         29.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         15,411     5.599926          86,298     0.95%          0.09%        (23.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,575     7.367363          41,073     1.35%          0.02%        (17.27)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges      1,180,870    17.166094      20,270,917     1.40%       --                1.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,476,431    16.859256      24,891,535     1.40%       --               24.53%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,862,141    13.538279      25,210,180     0.73%       --              (19.79)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,482,639    19.072154      47,349,270     1.35%          0.03%        (21.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges        437,935    12.348369       5,407,787     1.40%       --               12.19%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        571,239    11.006923       6,287,584     1.40%       --               40.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        684,722     7.845738       5,372,149     0.69%       --              (39.08)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        873,138    12.878267      11,244,511     1.35%       --              (25.44)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

_____________________________________ SA-79 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-80 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    ------------------------------------------------------------------------

To the Board of Directors and Stockholder of Fortis Benefits Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
March 31, 2005
Minneapolis, Minnesota

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                               DECEMBER 31,
                                                                       -----------------------------
                                                                          2004              2003
                                                                       -----------------------------
                                                                           (in thousands except
                                                                                share data)
ASSETS
  Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost -- $3,356,668 in 2004 and $3,227,043 in
   2003)                                                               $ 3,604,365       $ 3,452,299
  Equity securities available for sale, at fair value
   (cost -- $241,101 in 2004 and $199,287 in 2003)                         248,722           208,149
  Commercial mortgage loans on real estate at amortized cost               695,921           634,615
  Policy loans                                                               9,956            10,678
  Short-term investments                                                    47,989            71,057
  Collateral held under securities lending                                 332,276           379,898
  Other investments                                                         45,171            51,831
                                                                       -----------------------------
                                           TOTAL INVESTMENTS             4,984,400         4,808,527
                                                                       -----------------------------
  Cash and cash equivalents                                                 43,362            29,176
  Premiums and accounts receivable, less allowances for
   doubtful accounts (2004 -- $8,717; 2003 -- $11,072)                      78,669            65,605
  Reinsurance recoverables                                               1,238,111         1,210,299
  Due from affiliates                                                        5,967                --
  Accrued investment income                                                 51,933            49,756
  Deferred acquisition costs                                               116,060           103,606
  Property and equipment, at cost less accumulated
   depreciation                                                              1,507             2,566
  Deferred income taxes, net                                                20,515            54,249
  Goodwill                                                                 156,104           156,985
  Value of business acquired                                                39,413            45,710
  Other assets                                                              38,708            41,710
  Assets held in separate accounts                                       3,435,089         3,516,070
                                                                       -----------------------------
                                                TOTAL ASSETS           $10,209,838       $10,084,259
                                                                       -----------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                           DECEMBER 31,
                                                                   -----------------------------
                                                                      2004              2003
                                                                   -----------------------------
                                                                       (in thousands except
                                                                            share data)
LIABILITIES
  Future policy benefits and expenses                              $ 3,028,030       $ 2,869,324
  Unearned premiums                                                     46,228            50,002
  Claims and benefits payable                                        1,884,608         1,810,847
  Commissions payable                                                   19,721            15,918
  Reinsurance balances payable                                           6,727             5,138
  Funds held under reinsurance                                              93               100
  Deferred gain on disposal of businesses                              206,182           249,481
  Obligation under securities lending                                  332,276           379,898
  Due to affiliates                                                         --             3,478
  Accounts payable and other liabilities                               159,798           141,309
  Tax payable                                                            7,987            22,112
  Liabilities related to separate accounts                           3,435,089         3,516,070
                                                                   -----------------------------
                                           TOTAL LIABILITIES         9,126,739         9,063,677
                                                                   -----------------------------
STOCKHOLDER'S EQUITY
  Common stock, par value $5 per share, 1,000,000 shares
   authorized, issued, and outstanding                             $     5,000       $     5,000
  Additional paid-in capital                                           516,570           516,570
  Retained earnings                                                    388,854           342,610
  Accumulated other comprehensive income                               172,675           156,402
                                                                   -----------------------------
                                  TOTAL STOCKHOLDER'S EQUITY         1,083,099         1,020,582
                                                                   -----------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $10,209,838       $10,084,259
                                                                   -----------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                        YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------
                                                                 2004             2003             2002
                                                              --------------------------------------------
                                                                             (in thousands)
REVENUES
  Net earned premiums and other considerations                $1,756,320       $1,705,681       $1,686,364
  Net investment income                                          275,693          259,804          258,590
  Net realized gain (loss) on investments                          8,371            3,909          (45,801)
  Amortization of deferred gain on disposal of businesses         43,299           51,846           60,186
  Fees and other income                                           13,033           15,099           13,099
                                                              --------------------------------------------
                                              TOTAL REVENUES   2,096,716        2,036,339        1,972,438
                                                              --------------------------------------------
BENEFITS, LOSSES AND EXPENSES
  Policyholder benefits                                        1,352,002        1,284,723        1,304,765
  Amortization of deferred acquisition costs and value of
   business acquired                                              75,011           60,096           58,293
  Underwriting, general and administrative expenses              490,300          494,778          464,507
                                                              --------------------------------------------
                         TOTAL BENEFITS, LOSSES AND EXPENSES   1,917,313        1,839,597        1,827,565
                                                              --------------------------------------------
  Income before income taxes                                     179,403          196,742          144,873
  Income taxes                                                    59,810           66,613           44,225
                                                              --------------------------------------------
                                                  NET INCOME  $  119,593       $  130,129       $  100,648
                                                              --------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                               Accumulated
                                                      Additional                  Other
                                             Common    Paid-in     Retained   Comprehensive
                                             Stock     Capital     Earnings   Income (Loss)     Total
                                             -----------------------------------------------------------
                                                                   (in thousands)
                   BALANCE, JANUARY 1, 2002  $5,000    $516,570    $170,811     $ 28,414      $  720,795
  Dividends on common stock                     --           --     (60,000)          --         (60,000)
Comprehensive income (loss):
  Net income                                    --           --     100,648           --         100,648
  Net change in unrealized gains on
   securities                                   --           --          --       74,696          74,696
  Foreign currency translation                  --           --          --       (1,913)         (1,913)
Total comprehensive income                                                                       173,431
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2002  5,000      516,570     211,459      101,197         834,226
                                             -----------------------------------------------------------
  Other                                         --           --       1,022           --           1,022
Comprehensive income:
  Net income                                    --           --     130,129           --         130,129
  Net change in unrealized gains on
   securities                                   --           --          --       50,016          50,016
  Foreign currency translation                  --           --          --        5,189           5,189
Total comprehensive income                                                                       185,334
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2003  5,000      516,570     342,610      156,402       1,020,582
                                             -----------------------------------------------------------
  Dividends on common stock                     --           --     (75,000)          --         (75,000)
  Other                                         --           --       1,674           --           1,674
Comprehensive income:
  Net income                                    --           --     119,593           --         119,593
  Net change in unrealized gains on
   securities                                   --           --          --       13,489          13,489
  Foreign currency translation                  --           --         (23)       2,784           2,761
Total comprehensive income                                                                       137,517
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2004  $5,000    $516,570    $388,854     $172,675      $1,083,099
                                             -----------------------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                 2004           2003           2002
                                                              -----------------------------------------
                                                                           (in thousands)
OPERATING ACTIVITIES
  Net income                                                  $   119,593    $   130,129    $   100,648
  Adjustments to reconcile net income to net cash provided
   by operating activities:
  Change in reinsurance recoverable                               (27,812)       (59,107)       (24,284)
  Change in premiums and accounts receivables                     (19,078)           865         39,124
  Depreciation and amortization                                     1,033          1,125          1,253
  Change in deferred acquisition costs and value of
   businesses acquired                                             (3,095)        (9,031)       (15,322)
  Change in accrued investment income                              (2,017)        (3,828)         5,429
  Change in insurance policy reserves and expenses                211,093        222,012        165,188
  Change in accounts payable and other liabilities                 14,761        (36,088)        (4,919)
  Change in commissions payable                                     3,636        (11,427)         5,854
  Change in reinsurance balances payable                            1,589          4,510         (4,875)
  Change in funds held under reinsurance                               (7)            16            (12)
  Amortization of deferred gain on disposal of businesses         (43,299)       (51,846)       (60,186)
  Change in income taxes                                           11,413         72,719        (56,016)
  Net realized (gains)/losses on investments                       (8,371)        (3,909)        45,801
  Other                                                             4,372            393          1,106
                                                              -----------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      263,811        256,533        198,789
                                                              -----------------------------------------
INVESTING ACTIVITIES
  Sales of:
  Fixed maturities available for sale                             584,290        564,972      1,510,883
  Equity securities available for sale                             38,126         54,519      1,733,693
  Other invested assets                                            24,981         24,322          3,688
  Maturities, prepayments, and scheduled redemption of:
  Fixed maturities available for sale                             176,520        307,594        280,859
  Purchase of:
  Fixed maturities available for sale                            (865,381)    (1,189,996)    (1,997,147)
  Equity securities available for sale                            (79,441)      (145,931)    (1,723,664)
  Other invested assets                                           (18,318)       (13,885)        (1,188)
  Change in commercial mortgage loans on real estate              (59,273)       (52,475)        76,810
  Change in short term investments                                 23,068        174,167        (11,573)
  Change in collateral held under securities lending               47,622        (72,350)      (120,806)
  Change in policy loans                                              803           (219)          (365)
                                                              -----------------------------------------
                     NET CASH (USED IN) INVESTING ACTIVITIES  $  (127,003)   $  (349,282)   $  (248,810)
                                                              -----------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                       2004         2003        2002
                                                                     ---------------------------------
                                                                              (in thousands)
FINANCING ACTIVITIES
  Dividends paid                                                     $ (75,000)   $     --    $(60,000)
  Change in obligation under securities lending                        (47,622)     72,350     120,806
                                                                     ---------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES          (122,622)     72,350      60,806
                                                                     ---------------------------------
  Change in cash and cash equivalents                                   14,186     (20,399)     10,785
  Cash and cash equivalents at beginning of period                      29,176      49,575      38,790
                                                                     ---------------------------------
  Cash and cash equivalents at end of period                         $  43,362    $ 29,176    $ 49,575
                                                                     ---------------------------------
Supplemental information:
  Income taxes paid                                                  $  48,447    $  7,702    $112,791

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
Non cash activities:
  Foreign currency translation                                       $   2,784    $  5,189    $ (1,913)
  Assumptions of Protective DBD in 2002:
  Non-cash assets assumed:
  Goodwill and intangibles                                           $      --    $     --    $ (3,796)
  Other assets                                                              --          --       1,435
  Federal income tax recoverable                                            --          --      (2,044)
                                                                     ---------------------------------
                                        TOTAL ASSETS ASSUMED         $      --    $     --    $ (4,405)
                                                                     ---------------------------------
  Non-cash liabilities assumed:
  Claim liabilities and dividends payable                            $      --    $     --    $    208
  Accrued expenses and other liabilities                                    --          --      (2,500)
                                                                     ---------------------------------
                                   TOTAL LIABILITIES ASSUMED         $      --    $     --    $ (2,292)
                                                                     ---------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2004, 2003 AND 2002
(IN THOUSANDS EXCEPT SHARE DATA)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the "Company") is a provider of life and health insurance products. On January 1, 2004, the Company was an indirect wholly owned subsidiary of Fortis, Inc., which itself was an indirect, wholly owned subsidiary of Fortis N.V. of the Netherlands and Fortis SA/NV of Belgium (collectively, "Fortis") through their affiliates, including their wholly owned subsidiary, Fortis Insurance N.V.

On February 5, 2004, Fortis sold approximately 65% of its ownership interest in Assurant, Inc. via an initial public offering (the "IPO") and retained approximately 35% of its ownership (50,199,130 shares). In connection with the IPO, Fortis, Inc. was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis, Inc. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis, Inc. Assurant, Inc. is traded on the New York Stock Exchange under the symbol AIZ.

On January 21, 2005, Fortis owned approximately 36% (50,199,130 shares) of the Assurant, Inc. based on the number of shares outstanding that day and sold 27,200,000 of those shares in a secondary offering to the public. Assurant, Inc. did not receive any of the proceeds from the sale of shares of common stock by Fortis. Fortis received all net proceeds from the sale. Fortis concurrently sold exchangeable bonds, due January 26, 2008, that are mandatorily exchangeable for their remaining 22,999,130 shares of Assurant, Inc. Fortis may elect, prior to the maturity date of the bonds, a cash settlement alternative and pay the bondholders an amount of cash equal to the applicable market value of Assurant, Inc.'s common stock. The exchangeable bonds and the shares of the Assurant, Inc.'s common stock into which they are exchangeable have not been and will not be registered under the Securities Act of 1933 and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual, group health and pre-need products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are the value of business acquired ("VOBA"), goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, taxes, and claims and benefits payable. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable and adequate.

Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and securities.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation, unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2004 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including appropriate insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and participating policyholder dividends, losses, less deferred income taxes are reported as included in accumulated other comprehensive income and, accordingly, have no effect on net income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The change in the allowance for losses is recorded as realized gains and losses on investments. Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are carried principally at cost, which approximates fair value.

Other investments consist of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. Any changes in the fair value are recorded as net realized gains and losses in the statement of operations.

The Company regularly monitors its investment portfolio to determine that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment.

Changes in individual security values are monitored on a regular basis in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch list, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reflected as a realized loss in the Statement of Operations for that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost.

Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

DERIVATIVE INSTRUMENT

In August 2003, the Company began to utilize derivative instruments in managing the PreNeed segment's exposure to inflation risk. The derivative instrument, a Consumer Price Index Cap (the "CPI CAP"), limits the inflation risk on certain policies to a maximum of 5% and has a notional amount of $454,000 amortizing to zero over 20 years. The CPI CAP does not qualify under GAAP as an effective hedge; therefore, it is marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the results of operations in fees and other income. As of December 31, 2004, the CPI CAP included in other assets amounted to $9,850 and the income recorded in the results of operations totaled $1,050.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

SHORT DURATION CONTRACTS

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on individual medical contracts issued in most jurisdictions after 2002 and small group medical consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred but rather they are recorded in the consolidated Statement of Operations in the period in which they are incurred.

LONG DURATION CONTRACTS

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs relate primarily to commissions and marketing allowances.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs relating to individual medical contracts issued prior to 2003 and currently in a limited number of jurisdictions are deferred and amortized over the estimated average terms of the underlying contracts. These acquisition costs relate to commissions and policy issuance expenses. Commissions represent the majority of deferred costs and result from commission schedules that pay significantly higher rates in the first year. The majority of deferred policy issuance expenses are the costs of separately underwriting each individual medical contract.

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, 7 years for furniture and 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset. Depreciation expense was $1,033, $1,125, and $1,253 for the years ended December 31, 2004, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142
("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates. The Company performs a goodwill impairment test annually and has not recognized an impairment charge since adoption. The Company performed a January 1, 2005 impairment test during the three months ended
March 31, 2005 and concluded that goodwill was not further impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected life time of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then VOBA is charged to current earnings.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford"). The balance of reserve ceded for the variable insurance products issued by FFG was $870,764 and $890,592 as of December 31, 2004 and 2003, respectively.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant, Inc. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign exchange gains (losses) net of income taxes have been reflected in Stockholders' Equity under the caption "Accumulated other comprehensive income."

PREMIUMS

SHORT DURATION CONTRACTS

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical and dental, and individual medical contracts after 2002 in most jurisdictions.

LONG DURATION CONTRACTS

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance and investment type annuities. For pre-funded funeral life insurance policies, revenues are recognized when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances.

For individual medical contracts sold prior to 2003, individual medical contracts currently sold in a limited number of jurisdictions and traditional life insurance contracts previously sold but no longer offered, revenue is recognized when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded to Hartford Life and Annuity Insurance Company ("the Hartford") and John Hancock Life Insurance Company ("John Hancock"), respectively.

REINSURANCE ASSUMED

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is earned when services are performed.

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

SHORT DURATION CONTRACTS

For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include
(1) case basis reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are recorded at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

LONG DURATION CONTRACTS

Future policy benefits and expense reserves on LTC, life insurance policies that are no longer offered, individual medical polices issued prior to 2003 or issued in a limited number of jurisdictions and the traditional life insurance contracts within FFG are recorded at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for pre-funded funeral investment-type annuities ranged from 2.5% to 5.5% in 2004, 2003 and 2002.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are recorded as the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Changes in the estimated liabilities are charged or credited to operations as the estimates are revised.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance

Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 was effective for the Company's financial statements on January 1, 2004. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

In December 2003, the FASB issued FAS 132 (Revised 2003), Employers' Disclosure about Pensions and Other Postretirement Benefits ("FAS 132" -- Revised 2003). This statement revises employers' disclosure about pension plans and other postretirement benefit plans. This statement does not change the measurement or recognition of those plans required by FAS No. 87, Employers' Accounting for Pensions, No. 88, Employers' Accounting for Settlement and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, and No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. This statement retains the disclosure requirements contained in FAS 132, Employers' Disclosure about Pensions and Other Postretirement Benefits, which it replaces. It requires additional disclosure to that found in FAS 132 about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit postretirement plans and was effective for fiscal year ending after December 15, 2003. The Company's Parent fully adopted this statement.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other than temporary impairments of debt and marketable equity investments that are accounted for under Financial Accounting Standard 115 ("FAS 115"). EITF 03-1 also provides guidance for evaluating whether an investment is other than temporarily impaired. The adoption of EITF 03-1 required the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under FAS 115 that are impaired at the balance sheet date but for which an other than temporary impairment has not been recognized. The disclosures were effective for financial statements for fiscal years ending after December 15, 2003. The Company adopted the disclosure requirements of EITF 03-1 at December 31, 2003. The guidance for evaluating whether an investment is other than temporarily impaired is effective for reporting periods beginning after June 15, 2004; however, the Financial Accounting Standards Board ("FASB") has issued two new proposed Staff Positions. EITF 03-1a, which would defer the June 15, 2004 effective date of the requirement to record impairment losses caused by the effect of increases in interest rates or sector spreads on debt securities subject to paragraph 16 of EITF 03-1 until further guidance is provided and EITF 03-1b, which would exclude minor impairments from the requirement. Both Staff Positions are still in the comment period phase. The Company is continuing to evaluate the impact of adoption of this issue given the fact that portions of the issue are still in the comment period. The Company currently follows the guidance on other than temporary impairments provided by Staff Accounting Bulletin ("SAB") 59, Accounting for Noncurrent Marketable Equity Securities.

In May 2004, the FASB issued FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ('FAS 106-2'), which provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act"). The Act introduces (1) a prescription drug benefit under Medicare and (2) a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least "actuarially equivalent" to Medicare Part D. The FASB concluded that the subsidy should be treated as an actuarial gain pursuant to FAS 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. FAS 106-2 is effective for the first interim period or annual period beginning after June 15, 2004. Since the effects of the Act were not considered a significant event, the effects of the Act were incorporated in the next measurement of plan assets and obligations, December 31, 2004. The Company believes that it will be entitled to the subsidy. Therefore, the Company adopted FAS 106-2 as of December 31, 2004. The adoption of FAS 106-2 did not have a material effect on either the Company's accumulated postretirement benefit obligation or its financial position or results of operations.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2004 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  397,679       $ 12,531        $(1,200)       $  409,010
States, municipalities and political subdivisions             21,442          1,432             (1)           22,873
Foreign governments                                          181,537         11,967             (8)          193,496
Public utilities                                             453,889         38,756           (291)          492,354
All other corporate bonds                                  2,302,121        187,522         (3,011)        2,486,632
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,356,668       $252,208        $(4,511)       $3,604,365
                                                          ----------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                         $  241,101       $  8,081        $  (460)       $  248,722
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  241,101       $  8,081        $  (460)       $  248,722
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2003 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  564,124       $ 15,429        $(1,374)       $  578,179
States, municipalities and political subdivisions             30,089            999             --            31,088
Foreign governments                                           90,068          7,796            (90)           97,774
Public utilities                                             396,447         33,930           (195)          430,182
All other corporate bonds                                  2,146,315        172,407         (3,646)        2,315,076
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,227,043       $230,561        $(5,305)       $3,452,299
                                                          ----------------------------------------------------------
EQUITY SECURITIES
COMMON STOCKS:
Banks, trusts and insurance companies                     $       --       $     32        $    --        $       32
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                            199,287          8,934           (104)          208,117
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  199,287       $  8,966        $  (104)       $  208,149
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2004 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                        Cost          Fair Value
                                                                     ---------------------------
Due in one year or less                                              $   93,764       $   95,589
Due after one year through five years                                   378,611          404,872
Due after five years through ten years                                1,042,275        1,104,188
Due after ten years                                                   1,373,511        1,524,040
                                                       TOTAL          2,888,161        3,128,689
Mortgage and asset backed securities                                    468,507          475,676
                                                                     ---------------------------
                                                       TOTAL         $3,356,668       $3,604,365
                                                                     ---------------------------

Gross gains of $16,151, $20,718 and $69,152 and gross losses of $6,871, $7,783 and $76,629 were realized on sales of fixed maturities and equity securities in 2004, 2003 and 2002, respectively.

Major categories of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                     ------------------------------
                                                                       2004       2003       2002
                                                                     ------------------------------
Fixed maturities                                                     $207,711   $195,500   $200,458
Equity securities                                                      16,117     12,097     10,364
Commercial mortgage loans on real estate                               55,329     49,940     52,392
Policy loans                                                              574        588        575
Short-term investments                                                    714      1,363        728
Other investments                                                       4,805      8,592      1,932
Cash and cash equivalents                                                 264        198         21
Investment expenses                                                    (9,821)    (8,474)    (7,880)
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $275,693   $259,804   $258,590
                                                                     ------------------------------

The net realized gains (losses) recorded in income for 2004, 2003 and 2002 are summarized as follows:

                                                                      Years Ended December 31,
                                                                     --------------------------
                                                                      2004     2003      2002
                                                                     --------------------------
Fixed maturities                                                     $8,651   $5,014   $(50,698)
Equity securities                                                       498     (127)     3,981
                                                                     --------------------------
                                 TOTAL MARKETABLE SECURITIES          9,149    4,887    (46,717)
Real estate                                                            (130)      --        917
Other                                                                  (648)    (978)        (1)
                                                                     --------------------------
                                                       TOTAL         $8,371   $3,909   $(45,801)
                                                                     --------------------------

The Company recorded $131, $8,048 and $39,240 of pre-tax realized losses in 2004, 2003 and 2002, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2004 were as follows:

                                          Less than 12 months              12 Months or More                     Total
                                       --------------------------      --------------------------      --------------------------
                                                       Unrealized                      Unrealized                      Unrealized
                                       Fair Value        Losses        Fair Value        Losses        Fair Value        Losses
                                       ------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and
government agencies and
authorities                             $ 25,493        $  (553)        $19,646         $  (647)        $ 45,139        $(1,200)
States, municipalities and
political subdivisions                     1,095             (1)             --              --            1,095             (1)
Foreign governments                        2,111             (8)             --              --            2,111             (8)
Public utilities                          35,647           (291)             --              --           35,647           (291)
All other corporate bonds                185,309         (2,426)         17,422            (585)         202,731         (3,011)
                                       ------------------------------------------------------------------------------------------
        TOTAL FIXED MATURITIES          $249,655        $(3,279)        $37,068         $(1,232)        $286,723        $(4,511)
                                       ------------------------------------------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED
STOCKS:
Non-sinking fund preferred
stocks                                    29,961           (457)            140              (3)          30,101           (460)
                                       ------------------------------------------------------------------------------------------
       TOTAL EQUITY SECURITIES          $ 29,961        $  (457)        $   140         $    (3)        $ 30,101        $  (460)
                                       ------------------------------------------------------------------------------------------

The total unrealized loss represents less than 2% of the aggregate fair value of the related securities. Approximately 75% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $2,254, with no security with a book value greater than $1,000 having a market value below 94% of book value.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2004. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At
December 31, 2004, approximately 52.5% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York, Pennsylvania and Florida. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $43 to $12,962 at December 31, 2004. The mortgage loan balance is net of an allowance for losses of $12,820 and $13,287 at December 31, 2004 and 2003, respectively.

The Company had fixed maturities carried at $293,587 and $188,785 at December 31, 2004 and 2003, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in a securities lending program where bonds issued by the United States Government, Government agencies, and U.S. Corporations, are loaned to selected broker/dealers. The company receives cash collateral in an amount that is in excess of the market value of securities loaned. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. At December 31, 2004 and 2003, securities with a fair value of $319,227 and $376,234 respectively, were on loan to select brokers and are included in the Company's available for sale investments.
At December 31, 2004 and 2003, collateral with a fair value of $332,276 and $379,898, respectively, is included in the Company's assets with an offsetting liability. The Company had a revision on the classification in the 2003 balance sheet to reflect the collateral held under securities lending.

4. INCOME TAXES

The Company and its subsidiary are subject to U.S. tax and is part of a U.S. consolidated federal income tax return with its parent, Assurant, Inc. Information about current and deferred tax expense follows:

                                                                          Years Ended December 31,
                                                                     ----------------------------------
                                                                      2004         2003          2002
                                                                     ----------------------------------
Current expense:
  Federal                                                            $35,219      $20,400      $ 20,320
  Foreign                                                                494        2,821           485
                                                                     ----------------------------------
                                       TOTAL CURRENT EXPENSE          35,713       23,221        20,805
Deferred expense (benefit):
  Federal                                                             24,712       43,914        23,420
  Foreign                                                               (615)        (522)           --
                                                                     ----------------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)          24,097       43,392        23,420
                                                                     ----------------------------------
                                    TOTAL INCOME TAX EXPENSE         $59,810      $66,613      $ 44,225
                                                                     ----------------------------------

International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                           December 31,
                                                                     ------------------------
                                                                     2004      2003      2002
                                                                     ------------------------
Federal income tax rate:                                             35.0%     35.0%     35.0%
Reconciling items:
  Dividends received deduction                                       (2.7)     (1.5)     (0.5)
  Permanent nondeductible expenses                                   0.2       0.4       (0.2)
  Adjustment for deferred liabilities                                (0.5)     (0.9)       --
  Change in reserve for prior year taxes                             1.7        --         --
  Goodwill                                                            --       0.5         --
  Other                                                              (0.4)     0.4       (3.8)
                                                                     ------------------------
                                  EFFECTIVE INCOME TAX RATE:         33.3%     33.9%     30.5%
                                                                     ------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $ 24,044      $ 18,974
  Accrued liabilities                                                  12,631        13,067
  Investment adjustments                                                2,130         1,614
  Deferred acquisition costs                                           17,014        12,606
  Deferred gains on reinsurance                                        73,685        89,252
  Other                                                                    --        12,913
                                                                     ----------------------
                                   GROSS DEFERRED TAX ASSETS          129,504       148,426
                                                                     ----------------------
Deferred tax liabilities:
  Unrealized gains on fixed maturities and equities                    90,245        81,936
  Other Liabilities                                                    18,744        12,241
                                                                     ----------------------
                              GROSS DEFERRED TAX LIABILITIES          108,989        94,177
                                                                     ----------------------
Net deferred income tax asset                                        $ 20,515      $ 54,249
                                                                     ----------------------

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as 'policyholders' surplus account.' Amounts in this account only become taxable upon the occurrence of certain events. The approximate amount in this account was $12,145 at December 31, 2004 and 2003. The Company anticipates designating dividends in the amount of $12,145 over the next two years to be taken from the policyholders' surplus account. In accordance with the JOBs Act, there will be no federal income tax on these amounts.

At December 31, 2004, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards total $14,634 and will all expire in 2007 if unused.

5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2004, 2003, and 2002. All the outstanding shares at December 31, 2004 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $75,000, $0 and $60,000 at December 31, 2004, 2003 and 2002,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 6).

6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce.

The principal differences between statutory accounting principles (SAP) and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 7) certain assets are not admitted for purposes of determining surplus under SAP.

The Company's statutory net income and capital and surplus are as follows:

                        Years Ended and at December 31,
                       ---------------------------------
                          2004         2003       2002
                       ---------------------------------
                       (Unaudited)
Statutory Net Income    $123,810     $121,896   $111,378
                       ---------------------------------
Statutory Capital and
Surplus                 $584,177     $560,896   $503,324
                       ---------------------------------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2004, the Company declared and paid dividends of $75,000, all of which were ordinary. In 2003, the Company declared no dividends. In 2002, the Company declared and paid dividends of $60,000, all of which were ordinary. The Company has the ability, under state regulatory requirements, to dividend up to $120,280 to its parent in 2005 without permission from Iowa regulators.

7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                               2004             2003
                            ---------------------------
Ceded future policy
 holder benefits and
 expense                    $1,155,253       $1,132,484
Ceded unearned
 premium                        19,336           19,898
Ceded claims and
 benefits payable               43,566           40,459
Ceded paid losses               19,956           17,458
                            ---------------------------
                TOTAL       $1,238,111       $1,210,299
                            ---------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                    Years Ended December 31,
                            -------------------------------------------------------------------------
                                           2004                                  2003
                            -----------------------------------   -----------------------------------
                              Long        Short                     Long        Short
                            Duration     Duration      Total      Duration     Duration      Total
                            -------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS              $ 512,103   $1,367,271   $1,879,374   $ 523,173   $1,293,519   $1,816,692
Premiums assumed               18,383      160,827      179,210      23,335      194,222      217,557
Premiums ceded               (278,496)     (23,768)    (302,264)   (304,638)     (23,930)    (328,568)
                            -------------------------------------------------------------------------
Net earned premiums and
other considerations        $ 251,990   $1,504,330   $1,756,320   $ 241,870   $1,463,811   $1,705,681
                            -------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS                    $ 771,003   $  935,634   $1,706,637   $ 843,127   $  869,393   $1,712,520
Benefits assumed               43,067      151,705      194,772      48,478      173,261      221,739
Benefits ceded               (545,646)      (3,761)    (549,407)   (635,745)     (13,791)    (649,536)
                            -------------------------------------------------------------------------
Net policyholder benefits   $ 268,424   $1,083,578   $1,352,002   $ 255,860   $1,028,863   $1,284,723
                            -------------------------------------------------------------------------

                                 Years Ended December 31,
                            -----------------------------------
                                           2002
                            -----------------------------------
                              Long        Short
                            Duration     Duration      Total
                            -----------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS              $ 630,036   $1,185,372   $1,815,408
Premiums assumed               30,431      249,311      279,742
Premiums ceded               (384,547)     (24,239)    (408,786)
                            -----------------------------------
Net earned premiums and
other considerations        $ 275,920   $1,410,444   $1,686,364
                            -----------------------------------
GROSS POLICYHOLDER
BENEFITS                    $ 960,342   $  860,953   $1,821,295
Benefits assumed               49,893      187,781      237,674
Benefits ceded               (741,424)     (12,780)    (754,204)
                            -----------------------------------
Net policyholder benefits   $ 268,811   $1,035,954   $1,304,765
                            -----------------------------------

The Company had $108,097 and $112,027 of assets held in trusts as of December 31, 2004 and 2003, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and the separate accounts relating to FFG are still reflected as separate accounts in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its FFG division. The reinsurance recoverable from the Hartford was $870,764 and $890,592 as of December 31, 2004 and 2003, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $290,993 and $239,621 as of December 31, 2004 and 2003, respectively.

8. RESERVES
The following table provides reserve information by major lines of business as of:

                                            December 31, 2004                       December 31, 2003
                                  -------------------------------------   -------------------------------------
                                  Future Policy              Claims and   Future Policy              Claims and
                                  Benefits and    Unearned    Benefits    Benefits and    Unearned    Benefits
                                    Expenses      Premiums    Payable       Expenses      Premiums    Payable
                                  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                        $1,614,342     $ 1,984    $    6,628    $1,471,865     $ 2,042    $    5,792
Life insurance no longer offered      297,082         731           933       304,773         715         1,788
FFG and LTC disposed businesses     1,112,101      19,087        30,568     1,088,799      19,257        22,159
All other                               4,505         122         2,430         3,887         521         3,819
SHORT DURATION CONTRACTS:
Group term life                            --       8,995       369,435            --      12,375       368,873
Group disability                           --       3,714     1,378,853            --       3,830     1,313,014
Medical                                    --       8,437        43,967            --      11,219        38,108
Dental                                     --       3,088        31,794            --          --        34,881
Other                                      --          70        20,000            --          43        22,413
                                  -----------------------------------------------------------------------------
                           TOTAL   $3,028,030     $46,228    $1,884,608    $2,869,324     $50,002    $1,810,847
                                  -----------------------------------------------------------------------------

The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2004 and 2003 liabilities include $1,367,434 and $1,301,790, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2004 and 2003 are $432,483 and $419,983, respectively.

9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Collateral and obligations under securities lending: the fair values of securities lending assets and liabilities are based on quoted market prices.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

Other assets: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based upon quoted market prices.

                                                          December 31, 2004             December 31, 2003
                                                     ---------------------------   ---------------------------
                                                     Carrying Value   Fair Value   Carrying Value   Fair Value
                                                     ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                              $   43,362     $   43,362     $   29,176     $   29,176
Fixed maturities                                        3,604,365      3,604,365      3,452,299      3,452,299
Equity securities                                         248,722        248,722        208,149        208,149
Commercial mortgage loans on real estate                  695,921        779,111        634,615        694,890
Policy loans                                                9,956          9,956         10,678         10,678
Short-term investments                                     47,989         47,989         71,057         71,057
Collateral held under securities lending                  332,276        332,276        379,898        379,898
Other investments                                          45,171         45,171         51,831         51,831
Other assets                                                9,850          9,850          8,800          8,800
Assets held in separate accounts                        3,435,089      3,435,089      3,516,070      3,516,070
FINANCIAL LIABILITIES
Policy reserves under investment products
(Individual and group annuities, subject to
discretionary withdrawal)                              $  595,799     $  588,190     $  564,540     $  556,524
Obligations under securities lending                      332,276        332,276        379,898        379,898
Liabilities related to separate accounts                3,435,089      3,435,089      3,516,070      3,516,070

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Assurant, Inc., which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Assurant's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $9,523, $6,329 and $3,640 for 2004, 2003 and 2002,
respectively.

The Company participates in a contributory profit sharing plan, sponsored by Assurant, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $4,902, $5,214 and $5,344 for 2004, 2003 and 2002,
respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Assurant. Health care benefits, either through a Assurant sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2004, 2003 and 2002. The Company made contributions to the postretirement benefit plans of approximately $4,024, $1,961 and $2,275 in 2004, 2003 and 2002, respectively, as claims were incurred. During 2004, 2003 and 2002 the Company incurred expenses related to retirement benefits of $4,356, $2,247 and $1,223, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                                       December 31,
                                                              ------------------------------
                                                                2004       2003       2002
                                                              ------------------------------
Beginning Balance                                             $103,606   $ 77,737   $ 47,093
Costs deferred                                                  78,106     74,048     73,616
Amortization                                                   (68,508)   (52,630)   (43,033)
Foreign currency translation                                     2,856      4,451         61
                                                              ------------------------------
                                              ENDING BALANCE  $116,060   $103,606   $ 77,737
                                                              ------------------------------

13. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) follows:

                                            Goodwill for the Year Ended       VOBA for the Year Ended
                                                    December 31,                   December 31,
                                           ------------------------------   ---------------------------
                                             2004       2003       2002      2004      2003      2002
                                           ------------------------------------------------------------
Beginning Balance                          $156,985   $156,006   $147,972   $45,710   $52,643   $61,312
Amortization, net of interest accrued            --         --         --    (6,503)   (7,466)   (8,694)
Foreign Currency Translation and Other         (881)       979      8,034       206       533        25
                                           ------------------------------------------------------------
                           ENDING BALANCE  $156,104   $156,985   $156,006   $39,413   $45,710   $52,643
                                           ------------------------------------------------------------

As of December 31, 2004, the majority of the outstanding balance of VOBA is in the Company's PreNeed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2004 the estimated amortization of VOBA for the next five years is as follows:

Year                               Amount
----                               ------
2005                               5,240
2006                               4,479
2007                               3,787
2008                               2,993
2009                               2,219

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                      Foreign Currency                      Accumulated Other
                                                        Translation      Unrealized Gains     Comprehensive
                                                         Adjustment       on Securities          Income
                                                      -------------------------------------------------------
Balance at December 31, 2001                              $   657            $ 27,757           $ 28,414
Activity in 2002                                           (1,913)             74,696             72,783
                                                      -------------------------------------------------------
Balance at December 31, 2002                               (1,256)            102,453            101,197
Activity in 2003                                            5,189              50,016             55,205
                                                      -------------------------------------------------------
Balance at December 31, 2003                                3,933             152,469            156,402
Activity in 2004                                            2,784              13,489             16,273
                                                      -------------------------------------------------------
Balance at December 31, 2004                              $ 6,717            $165,958           $172,675
                                                      -------------------------------------------------------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from Assurant and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Assurant, Inc. for these services for years ended December 31, 2004, 2003 and 2002, were $18,735, $15,518 and $15,406, respectively. Information technology expenses were $11,725, $11,048 and $8,711 for years ended December 31, 2004, 2003 and 2002, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company (UFL). The Company has assumed premium from UFL of

$15,136, $19,332 and $25,048 in 2004, 2003 and 2002, respectively. The Company assumed $600,447 and $632,716 of reserves in 2004 and 2003, respectively, from UFL.

The Company assumes group disability business from its affiliate, First Fortis Life Insurance Company (First Fortis). The Company has assumed $6,526, $5,847 and $6,705 of premium from First Fortis in 2004, 2003 and 2002, respectively. The Company has assumed $23,533 and $22,096 of reserves in 2004 and 2003, respectively, from First Fortis.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2004, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2005                                         9,741
2006                                         8,154
2007                                         6,621
2008                                         5,619
2009                                         4,235
Thereafter                                   7,715
                                          --------
     TOTAL MINIMUM FUTURE LEASE PAYMENTS  $ 42,085
                                          --------

Rent expense was $11,147, $10,373 and $10,262 for 2004, 2003 and 2002
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b)   Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6) (a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.

               (b) Restated By-laws of Fortis Benefits Insurance Company.

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(1)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

          (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

          (11) No Financial Statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

--------
     (1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333- 79701, dated April 19, 2002.

     (2) Incorporated by reference to the initial Registration Statement File No. 333-79701, dated June 1, 1999.

Item 25. Directors and Officers of Depositor

---------------------------------- ---------------------------------------------
NAME AND ADDRESS                   POSITION AND OFFICES WITH DEPOSITOR
---------------------------------- ---------------------------------------------
Robert Brian Pollock (1)           President and Chief Executive Officer,
                                   Director
---------------------------------- ---------------------------------------------
Michael John Peninger (2)          Executive Vice President (President -
                                   Group Nonmedical), Director
---------------------------------- ---------------------------------------------
J. Kerry Clayton (1)               Chairman of the Board, Director
---------------------------------- ---------------------------------------------
Alan W. Feagin (3)                 Executive Vice President and Director
---------------------------------- ---------------------------------------------
Lesley G. Silvester (1)            Director
---------------------------------- ---------------------------------------------
Ranell M. Jacobson (4)             Treasurer
---------------------------------- ---------------------------------------------

(1)  Address:  Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

(4)  Address:  576 Bielenberg Drive, Woodbury, MN 55125.

Item 26.  Persons Controlled By Or Under Control With The Depositor Or
          Registrant.

Item 27.  Number Of Contract Owners

          As of January 31, 2005 there were 77,576 Contract Owners.

Item 28.  Indemnification

Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     First Fortis Life Insurance Company - Separate Account A
     Fortis Benefits Insurance Company - Variable Account C
     Fortis Benefits Insurance Company - Variable Account D

     (b) Officers and Directors of Woodbury Financial Services, Inc.:

     NAME AND PRINCIPAL
      BUSINESS ADDRESS                 TITLE
     ------------------                -----
     Richard Fergesen*                 Chief Financial Officer, Assistant
                                       Treasurer and Financial Principal
     Walter R. White*                  Director and Chief Operating Officer
     Brian Murphy*                     Director, President and Chief
                                       Executive Officer
     Mark Cadalbert*                   Chief Compliance Officer
     Sarah J. Harding**                Assistant Secretary
     John C. Walters**                 Director
     Richard G. Costello***            Assistant Secretary


     ------
     *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
     **  200 Hopmeadow Street, Simsbury CT 06089
     *** Hartford Plaza, Hartford, CT 06115

     (c)  None.

Item 30. Location Of Accounts And Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:           576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:           500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company     500 Bielenberg Drive, Woodbury, MN 55125

Item 31. Management Services

Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 15th day of April, 2005.

VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:   Robert B. Pollock
     -------------------------------------
      Robert B. Pollock, President*

FORTIS BENEFITS INSURANCE COMPANY         *By: /s/ Marianne O'Doherty
        (Depositor)                           ----------------------------
                                                   Marianne O'Doherty
                                                   Attorney-in-Fact
By:   Robert B. Pollock
     -------------------------------------
      Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
   Chairman of the Board, Director*
Alan W. Feagin
   Director*                              *By: /s/ Marianne O'Doherty
Robert Brian Pollock                           ---------------------------
   President and Director                          Marianne O'Doherty
   Chief Executive Officer*                        Attorney-in-Fact
Michael John Peninger
   Director*                              Date:  April 15, 2005
Ranell M. Jacobson
   Treasurer, Principal Accounting
   Officer, and Principal Financial Officer*
Lesley G. Silvester
   Director*


333-79701

                                  EXHIBIT INDEX

 (6)(a) Restated Articles of Incorporation of Fortis Benefits Insurance
        Company.

 (6)(b) Restated By-laws of Fortis Benefits Insurance Company.

 (9) Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

  10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered
        Public Accounting Firm.

  10(b) Consent of Deloitte & Touche LLP, Independent Registered
        Public Accounting Firm.

  99    Copy of Power of Attorney.

  26    Organizational Chart.